UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Total Return Fund
A Series of Templeton Income Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2021, many global
economies improved as coronavirus vaccines were
distributed and people reengaged with the world. However,
inflation surged in many countries in the period's second half, driven by resurgent economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks
in 2020. Many central banks signaled the end of rate-cutting, and some began to move toward policy normalization, but
the U.S. Federal Reserve, the European Central Bank and
the Bank of Japan kept their policy rates unchanged. Rising
yields during 2021's first quarter strained valuations across global fixed income markets, creating headwinds for the
asset class during the six-month period. In this environment, global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -4.75% and
-2.49% in U.S. dollar and local currency terms, respectively.
1
The U.S. dollar broadly appreciated against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Total Return Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Global Total Return Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 28
Notes to Financial Statements 32
Tax Information 48
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Total Return Fund
This semiannual report for Templeton Global Total Return
Fund covers the period ended June 30, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -1.42% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Barclays Multiverse Index,
posted a -2.95% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first three months of the six-month period ended June 30,
2021, as vaccine distributions, ongoing stimulus measures
and optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
*Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. Sovereign bond
yields also notably rose in the U.K., Canada, Australia,
Sweden and Norway. In emerging markets, yields rose in
India, Indonesia, Thailand, Brazil, Mexico, Chile, Colombia
and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined. Conditions were
somewhat different in corporate credit sectors as U.S.
investment-grade credit tiers initially saw negative returns on rate pressures, while high-yield credit tiers performed better, benefiting from greater spread cushioning. Investment-grade
corporate credits returned to positive performance in April,
May and June, modestly outpacing similar positive returns in the high-yield credit tiers.
Portfolio Composition
6/30/21
% of Total
Net Assets
Foreign Government and Agency Securities 55.8%
U.S. Government and Agency Securities 7.2%
Short-Term Investments & Other Net Assets
*
37.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the Singapore dollar 1.78%, the South Korean won
3.71% and the Japanese yen 7.05%. In Europe, the euro
depreciated 2.93% against the USD. The Norwegian krone
appreciated 2.60% against the euro, and the Canadian
dollar appreciated 5.71%. The Swedish krona depreciated
0.96% against the euro. In Latin America, the Brazilian real appreciated 4.38% against the USD, while the Mexican peso
depreciated 0.25%, the Colombian peso 8.79% and the
Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached
the end of their rate-cutting cycles, with several banks
beginning to pivot towards plans for policy normalization.
The Bank of Canada began tapering its asset purchases in
April and indicated that interest rates could be raised in the second half of 2022. The Bank of England headed towards
concluding its quantitative easing program by the end of
2021. Norges Bank (Norway) indicated that a rate hike could
arrive in the second half of 2021. Riksbank (Sweden) was
on pace to wind down its asset purchase program in 2021
but intended to keep rates on hold at 0% for the foreseeable future. The Reserve Bank of New Zealand intended to end
its asset purchases by September and begin hiking rates by
mid-2022. Other developed market central banks—including
the U.S. Federal Reserve (Fed), the European Central Bank
(ECB) and the Bank of Japan (BOJ)—had not yet signaled a
normalization schedule as of the end of June.
In emerging markets, several countries faced persistent
inflation pressures that may force a faster tightening
response from their central banks. Notably, Brazil’s central bank hiked rates 75 bps three times during the period
(March, May and June) to 4.25%, and Mexico’s central bank
hiked its policy rate 25 bps in June to 4.25%, its first rate hike since December 2018. Other countries indicated they
may begin pursuing tightening policies in the second half of
2021.

Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for no hikes until 2024 at the March meeting. In June, 13 of 18 Fed officials indicated expectations for a rate hike by the end of
2023, with 11 indicating expectations for two hikes. Seven
officials indicated expectations for at least one hike by the end of 2022. Powell cautioned that the dot surveys do not
reflect forward guidance from the committee and that any
discussion about raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The ECB kept monetary policy unchanged at each of
its policy meetings during the period, leaving the main
refinancing operations rate at 0.0%, and the main deposit
facility rate at -0.5%. In March, the ECB announced that it
would accelerate the pace of its bond purchases under the
Pandemic Emergency Purchase Programme (PEPP). In
June, it recommitted to those levels, stating that the pace
and volume of bond purchases under the PEPP would
“continue to be conducted at a significantly higher pace than during the first months of the year.” The PEPP is currently
scheduled to run through March 2022 and has around €700
billion in capacity remaining of its total €1.85 trillion size.
The ECB raised its 2021 growth forecast for the EA to 4.6%
at its June meeting, describing conditions as “balanced”
and removing prior comments that risks were “titled to the
downside.”
The ECB also increased its 2021 inflation forecast for the
EA to 1.9% (harmonized index of consumer prices) from
1.5%. ECB President Christine Lagarde commented in June
that inflation remained distant from the ECB’s target and is expected to diminish in 2022. Lagarde warned that monetary
tightening would jeopardize the economic recovery and the
inflation outlook.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency
exchange rate changes and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.

Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, particularly in areas of Asia that
appeared to be at the forefront of the global economic
recovery. The Fund was focused on three core themes
during the six-month period: (1) weakness in the euro and
USD, on excessive fiscal and monetary policies in Europe
and the U.S., against currencies in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD and the euro. We held notable
exposures to the Chinese yuan, the South Korean won, the
Indian rupee and the Indonesian rupiah against the USD.
We added exposure to the Singapore dollar in April and the
New Zealand dollar in June. In Europe, we held exposures in
the Norwegian krone and Swedish krona against the euro. In
the Americas, we held long exposure to the Canadian dollar
against the euro, and long exposures to the Colombian
peso and Brazilian real against the USD. In May, we added
exposure to the Chilean peso against the USD. During the
period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
We saw pockets of value in certain USD-denominated
sovereign credits, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results as did overall
credit exposures. Among currencies, the Fund’s net-positive
position in the Japanese yen detracted from absolute
performance, as did currency positions in Latin America
and Asia ex-Japan. However, the Fund’s position in the
Canadian dollar against the euro contributed to absolute
results. The Fund maintained a defensive approach
regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Select
duration exposures in Latin America (Argentina) and Africa
(Ghana) contributed to absolute performance. Among
credit exposures, subinvestment-grade sovereign credits
contributed to absolute return.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-
rate strategies, followed by overall credit exposures.
Currency positions detracted from relative results. The
Fund maintained a defensive approach regarding interest
rates in developed markets, while holding duration
exposures in select emerging markets. Select overweighted
duration exposures in Latin America (Argentina) and Africa
(Ghana) contributed to relative performance, as did select
underweighted duration exposures in Europe. Among credit
exposures, overweighted exposure to subinvestment-
grade sovereign credits contributed to relative return.
Among currencies, the Fund’s overweighted position in the
Japanese yen during most of the period detracted from
relative results, as did overweighted currency positions
in Latin America and Asia ex-Japan. However, the Fund’s
underweighted exposure to the euro contributed to relative
performance.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Geographic Composition
6/30/21
% of Total
Net Assets
Americas 29.6%
Asia Pacific 20.0%
Other Europe 7.9%
Middle East & Africa 5.5%
Short-Term Investments & Other Net Assets 37.0%

Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -1.42% -5.13%
1-Year -1.24% -4.98%
5-Year +6.58% +0.52%
10-Year +18.01% +1.28%
Advisor
6-Month -1.29% -1.29%
1-Year -0.99% -0.99%
5-Year +7.91% +1.53%
10-Year +21.08% +1.93%
See page 9 for Performance Summary footnotes.

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be sig-
nificant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid.
Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.3404
C $0.3202
R $0.3285
R6 $0.3593
Advisor $0.3524
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.05% 1.10%
Advisor 0.80% 0.85%

Your Fund’s Expenses
Templeton Global Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $985.80 $5.66 $1,019.09 $5.76 1.15%
C $1,000 $984.80 $7.64 $1,017.10 $7.76 1.55%
R $1,000 $985.60 $6.89 $1,017.85 $7.00 1.40%
R6 $1,000 $988.70 $3.72 $1,021.06 $3.78 0.75%
Advisor $1,000 $987.10 $4.43 $1,020.33 $4.51 0.90%

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.98 $11.02 $11.62 $12.04 $12.09 $11.38 $11.63
Income from investment
operations
b
:
Net investment income
c
. 0.31 0.43 0.60 0.67 0.63 0.21 0.58
Net realized and
unrealized gains (losses) (0.45) (1.01) (0.46) (0.47) (0.28) 0.60 (0.47)
Total from investment
operations ............. (0.14) (0.58) 0.14 0.20 0.35 0.81 0.11
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.34) (0.02) (0.74) (0.62) (0.16) — (0.13)
Tax return of capital .... — (0.44) — — (0.24) (0.10) (0.23)
Total distributions ....... (0.34) (0.46) (0.74) (0.62) (0.40) (0.10) (0.36)
Net asset value, end of
period ................ $9.50 $9.98 $11.02 $11.62 $12.04 $12.09 $11.38
Total return
d
........... (1.42)% (5.32)% 1.21% 1.69% 2.83% 7.08% 1.08%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.16% 1.08% 1.04% 1.09% 1.07% 1.10% 1.07%
Expenses net of waiver and
payments by affiliates .... 1.15% 1.06% 0.96% 1.01% 1.02% 1.09% 1.06%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.15%
f
1.04% 0.93% 1.01%
f
1.02%
f
1.07% 1.06%
f
Net investment income ... 6.41% 4.19% 5.27% 5.62% 5.15% 5.22% 5.14%
Supplemental data
Net assets, end of period
(000’s) ............... $435,476 $482,575 $769,018 $811,990 $921,181 $1,197,319 $1,227,550
Portfolio turnover rate .... 12.46% 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.96 $11.01 $11.61 $12.02 $12.07 $11.38 $11.61
Income from investment
operations
b
:
Net investment income
c
. 0.29 0.39 0.56 0.62 0.58 0.19 0.54
Net realized and
unrealized gains (losses) (0.44) (1.02) (0.46) (0.46) (0.28) 0.59 (0.46)
Total from investment
operations ............. (0.15) (0.63) 0.10 0.16 0.30 0.78 0.08
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.32) (0.01) (0.70) (0.57) (0.14) — (0.12)
Tax return of capital .... — (0.41) — — (0.21) (0.09) (0.19)
Total distributions ....... (0.32) (0.42) (0.70) (0.57) (0.35) (0.09) (0.31)
Net asset value, end of
period ................ $9.49 $9.96 $11.01 $11.61 $12.02 $12.07 $11.38
Total return
d
........... (1.52)% (5.80)% 0.81% 1.37% 2.43% 6.85% 0.76%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.56% 1.48% 1.44% 1.49% 1.47% 1.50% 1.47%
Expenses net of waiver and
payments by affiliates .... 1.55% 1.46% 1.36% 1.41% 1.42% 1.49% 1.46%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.55%
f
1.44% 1.33% 1.41%
f
1.42%
f
1.47% 1.46%
f
Net investment income ... 5.97% 3.79% 4.87% 5.22% 4.75% 4.82% 4.74%
Supplemental data
Net assets, end of period
(000’s) ............... $81,969 $113,438 $237,215 $310,561 $398,445 $481,915 $517,428
Portfolio turnover rate .... 12.46% 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.98 $11.03 $11.63 $12.04 $12.09 $11.40 $11.63
Income from investment
operations
b
:
Net investment income
c
. 0.30 0.40 0.58 0.64 0.60 0.19 0.56
Net realized and
unrealized gains (losses) (0.44) (1.02) (0.47) (0.46) (0.28) 0.59 (0.46)
Total from investment
operations ............. (0.14) (0.62) 0.11 0.18 0.32 0.78 0.10
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.33) (0.02) (0.71) (0.59) (0.15) — (0.12)
Tax return of capital .... — (0.41) — — (0.22) (0.09) (0.21)
Total distributions ....... (0.33) (0.43) (0.71) (0.59) (0.37) (0.09) (0.33)
Net asset value, end of
period ................ $9.51 $9.98 $11.03 $11.63 $12.04 $12.09 $11.40
Total return
d
........... (1.44)% (5.65)% 0.95% 1.52% 2.58% 6.89% 0.91%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.41% 1.32% 1.29% 1.34% 1.32% 1.35% 1.32%
Expenses net of waiver and
payments by affiliates .... 1.40% 1.30% 1.21% 1.26% 1.27% 1.34% 1.31%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.40%
f
1.28% 1.18% 1.26%
f
1.27%
f
1.32% 1.31%
f
Net investment income ... 6.20% 3.89% 5.02% 5.37% 4.90% 4.97% 4.89%
Supplemental data
Net assets, end of period
(000’s) ............... $7,776 $7,741 $7,377 $7,957 $8,788 $9,782 $9,692
Portfolio turnover rate .... 12.46% 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.98 $11.03 $11.63 $12.05 $12.10 $11.41 $11.64
Income from investment
operations
b
:
Net investment income
c
. 0.33 0.47 0.65 0.71 0.68 0.22 0.64
Net realized and
unrealized gains (losses) (0.44) (1.02) (0.47) (0.47) (0.29) 0.59 (0.47)
Total from investment
operations ............. (0.11) (0.55) 0.18 0.24 0.39 0.81 0.17
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.36) (0.02) (0.78) (0.66) (0.17) — (0.15)
Tax return of capital .... — (0.48) — — (0.27) (0.12) (0.25)
Total distributions ....... (0.36) (0.50) (0.78) (0.66) (0.44) (0.12) (0.40)
Net asset value, end of
period ................ $9.51 $9.98 $11.03 $11.63 $12.05 $12.10 $11.41
Total return
d
........... (1.13)% (5.05)% 1.57% 2.06% 3.22% 7.21% 1.47%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 0.77% 0.71% 0.69% 0.73% 0.69% 0.72% 0.69%
Expenses net of waiver and
payments by affiliates .... 0.75% 0.69% 0.60% 0.65% 0.64% 0.71% 0.68%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.75%
f
0.67% 0.57% 0.65%
f
0.64%
f
0.69% 0.68%
f
Net investment income ... 6.77% 4.57% 5.63% 5.98% 5.53% 5.60% 5.52%
Supplemental data
Net assets, end of period
(000’s) ............... $240,088 $294,519 $876,665 $986,689 $1,058,884 $904,147 $882,402
Portfolio turnover rate .... 12.46% 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $10.00 $11.04 $11.64 $12.05 $12.10 $11.41 $11.64
Income from investment
operations
b
:
Net investment income
c
. 0.32 0.46 0.63 0.70 0.66 0.21 0.61
Net realized and
unrealized gains (losses) (0.45) (1.02) (0.46) (0.46) (0.28) 0.59 (0.45)
Total from investment
operations ............. (0.13) (0.56) 0.17 0.24 0.38 0.80 0.16
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.35) (0.02) (0.77) (0.65) (0.17) — (0.14)
Tax return of capital .... — (0.46) — — (0.26) (0.11) (0.25)
Total distributions ....... (0.35) (0.48) (0.77) (0.65) (0.43) (0.11) (0.39)
Net asset value, end of
period ................ $9.52 $10.00 $11.04 $11.64 $12.05 $12.10 $11.41
Total return
d
........... (1.29)% (5.07)% 1.46% 2.03% 3.08% 7.06% 1.42%
Ratios to average net
assets
e
Expenses before waiver a nd
payments by affiliates and
expense reduction ....... 0.91% 0.83% 0.79% 0.84% 0.82% 0.85% 0.82%
Expenses net of waiver and
payments by affiliates .... 0.90% 0.81% 0.71% 0.76% 0.77% 0.84% 0.81%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.90%
f
0.78% 0.68% 0.76%
f
0.77%
f
0.82% 0.81%
f
Net investment income ... 6.58% 4.48% 5.52% 5.87% 5.40% 5.47% 5.39%
Supplemental data
Net assets, end of period
(000’s) ............... $713,743 $1,104,754 $2,684,044 $2,992,808 $3,117,593 $2,729,232 $2,497,162
Portfolio turnover rate .... 12.46% 60.89% 27.57% 20.91% 41.66% 17.10% 44.16%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the
Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Global Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 36,523,770 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 13,432,767 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 15,159,679 —
—
Total Corporate Bonds (Cost $46,947,976) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 55.8%
Argentina 6.4%
f,g
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 419,635,496 ARS 2,504,535
Index Linked, 1.2%, 3/18/22 ....... 5,318,598,037 ARS 31,562,955
Index Linked, 1.3%, 9/20/22 ....... 35,915,356 ARS 210,474
Index Linked, 1.4%, 3/25/23 ....... 3,770,897,674 ARS 21,529,969
Index Linked, 1.5%, 3/25/24 ....... 3,491,252,026 ARS 18,926,552
g,h
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.104%, (ARS
BADLAR + 2%), 4/03/22 ......... 9,178,000 ARS 52,591
g
Argentina Government Bond ,
18.2%, 10/03/21 ................ 1,518,433,000 ARS 8,514,499
16%, 10/17/23 ................. 1,528,949,200 ARS 5,560,694
15.5%, 10/17/26 ................ 2,527,300,600 ARS 6,002,955
94,865,224
Bosnia and Herzegovina 0.0%
†
e,h
Bosnia and Herzegovina Government
Bond, B, Senior Bond, Reg S, FRN,
0.25%, (6-month EUR LIBOR +
0.813%), 12/20/21 .............. 7,456 DEM 8,703
Brazil 1.6%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 43,020,000 BRL 9,164,369
10%, 1/01/27 .................. 18,550,000 BRL 3,973,710
10%, 1/01/29 .................. 18,580,000 BRL 3,992,816
10%, 1/01/31 .................. 29,620,000 BRL 6,318,442
23,449,337

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia 5.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 1,916,000,000 COP $ 523,027
Senior Bond, 9.85%, 6/28/27 ...... 3,053,000,000 COP 972,495
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 20,636,000,000 COP 5,683,941
B, 10%, 7/24/24 ................ 59,139,000,000 COP 17,974,834
B, 7.5%, 8/26/26 ............... 187,518,000,000 COP 52,962,989
B, 7%, 6/30/32 ................. 11,774,000,000 COP 3,063,043
81,180,329
Ecuador 3.5%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 19,217,000 16,526,812
Senior Bond, 144A, 0.5%, 7/31/35 .. 47,876,000 33,034,440
Senior Bond, 144A, 0.5%, 7/31/40 .. 2,727,000 1,700,966
51,262,218
Ghana 5.5%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 32,520,000 GHS 5,557,967
19.5%, 10/18/21 ................ 71,467,000 GHS 12,302,319
18.75%, 1/24/22 ................ 42,240,000 GHS 7,314,834
18.25%, 7/25/22 ................ 22,820,000 GHS 3,969,013
17.6%, 11/28/22 ................ 1,250,000 GHS 216,731
16.5%, 2/06/23 ................ 5,210,000 GHS 891,273
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 83,343
19.75%, 3/25/24 ................ 36,690,000 GHS 6,645,505
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 170,612
19%, 11/02/26 ................. 134,400,000 GHS 23,521,388
19.75%, 3/15/32 ................ 117,734,000 GHS 20,750,545
81,423,530
India 4.4%
India Government Bond ,
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,787,178
7.59%, 1/11/26 ................. 1,915,100,000 INR 27,487,487
7.27%, 4/08/26 ................ 2,423,700,000 INR 34,430,131
65,704,796
Indonesia 11.1%
Indonesia Government Bond ,
FR53, 8.25%, 7/15/21 ........... 241,323,000,000 IDR 16,669,686
FR61, 7%, 5/15/22 .............. 167,591,000,000 IDR 11,920,574
FR35, Senior Bond, 12.9%, 6/15/22 . 95,624,000,000 IDR 7,177,208
FR43, 10.25%, 7/15/22 .......... 3,593,000,000 IDR 264,373
FR63, 5.625%, 5/15/23 .......... 183,131,000,000 IDR 12,936,626
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 49,283,780
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,628,697
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 31,532,333
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,241,411
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 1,071,877
FR86, 5.5%, 4/15/26 ............ 430,293,000,000 IDR 29,820,789
163,547,354

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 5.4%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 6.75%, 3/09/23 .... 545,370,000 MXN $ 27,874,549
M, Senior Bond, 8%, 12/07/23 ..... 1,003,545,000 MXN 52,789,622
80,664,171
Norway 6.0%
e
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 518,911,000 NOK 61,821,331
144A, Reg S, 3%, 3/14/24 ........ 224,500,000 NOK 27,567,124
89,388,455
South Korea 4.1%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 46,986,900,000 KRW 41,359,506
3%, 9/10/24 ................... 20,810,000,000 KRW 19,245,639
60,605,145
Sri Lanka 0.4%
e
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 149,750
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 427,800
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 1,412,250
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 3,284,993
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 289,464
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 421,760
5,986,017
Turkey 1.9%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 124,600,000 TRY 13,723,697
12.2%, 1/18/23 ................ 8,390,000 TRY 897,097
7.1%, 3/08/23 ................. 35,770,000 TRY 3,505,315
16.2%, 6/14/23 ................ 44,310,000 TRY 4,980,955
8.8%, 9/27/23 ................. 23,020,000 TRY 2,226,679
10.4%, 3/20/24 ................ 1,950,000 TRY 191,473
12.6%, 10/01/25 ................ 21,490,000 TRY 2,111,366
27,636,582
Total Foreign Government and Agency Securities (Cost $1,157,127,899) ...........
825,721,861
U.S. Government and Agency Securities 7.2%
United States 7.2%
U.S. Treasury Notes ,
1.75%, 12/31/24 ................ 5,789,400 6,025,725
2.125%, 5/15/25 ................ 4,060,000 4,288,058
2.875%, 5/31/25 ................ 50,610,000 54,953,366
2.625%, 12/31/25 ............... 16,863,000 18,233,119
1.625%, 2/15/26 ................ 9,110,000 9,445,575
2.125%, 5/31/26 ................ 4,164,000 4,417,093

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 9,120,000 $ 9,448,106
106,811,042
Total U.S. Government and Agency Securities (Cost $104,805,124) ................
106,811,042
Total Long Term Investments (Cost $1,310,526,358) .............................
932,532,903
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.6%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 19,166,000 AUD 122,488
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 21,381,000 834,889
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 63,132,000 15,505
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 7,121,000 31,618
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 21,008,000 44,821
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 21,009,000 535,600
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 34,360,000 17,062
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 47,270,000 416,145
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 604,333
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 38,722,000 604,333
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 218,304
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 14,622,000 407,825
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 218,305

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 29,878,000 $ 850,767
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 29,880,000 759,161
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 51,060,000 17,684
5,698,840
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 5,327,000 AUD 2
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 38,332,000 AUD 102,663
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 21,308,000 AUD 1,266
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.55 JPY, Expires 9/14/21 ... 1 32,279,000 AUD 129,127
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.66 JPY, Expires 9/14/21 ... 1 72,701,000 AUD 654,070
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 94,755,000 2,965
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 10,505,000 51,310
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 47,722,000 94,011
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 10,505,000 76,254
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 15,756,000 31,806
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 12,026,000 19,738
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 22,409,000 97,780
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.58 MXN, Expires 10/07/21 . 1 49,959,000 419,785

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 $ 51,692
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 7,311,000 96,555
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 51,692
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 22,410,000 232,416
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 20,200,000 1,167,254
3,280,386
Total Options Purchased (Cost $21,952,296) ....................................
8,979,226
Short Term Investments 33.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 14.9%
Argentina 0.6%
f,g,i
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 233,095,213 ARS 1,380,297
Index Linked, 2/28/22 ............ 341,294,246 ARS 2,000,644
Index Linked, 4/18/22 ............ 981,220,827 ARS 5,730,333
9,111,274
Brazil 3.6%
i
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 74,600,000 BRL 12,392,446
7/01/24 ...................... 260,590,000 BRL 41,479,050
53,871,496
Egypt 2.1%
i
Egypt Treasury Bills ,
7/13/21 ...................... 63,000,000 EGP 4,013,203
8/10/21 ...................... 25,700,000 EGP 1,623,406
8/31/21 ...................... 6,300,000 EGP 394,885
9/07/21 ...................... 46,100,000 EGP 2,881,341
9/28/21 ...................... 3,500,000 EGP 216,699
12/07/21 ..................... 12,600,000 EGP 761,076
12/14/21 ..................... 57,800,000 EGP 3,480,838
12/21/21 ..................... 157,600,000 EGP 9,471,912
1/11/22 ...................... 36,700,000 EGP 2,194,106
2/15/22 ...................... 40,900,000 EGP 2,413,199
3/01/22 ...................... 18,900,000 EGP 1,109,330

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
i
Egypt Treasury Bills, (continued)
3/22/22 ...................... 42,800,000 EGP $ 2,496,576
31,056,571
Japan 4.1%
i
Japan Treasury Bills ,
8/10/21 ...................... 1,161,600,000 JPY 10,458,029
11/22/21 ..................... 3,064,700,000 JPY 27,600,873
12/20/21 ..................... 2,432,200,000 JPY 21,906,816
59,965,718
Singapore 4.5%
i
Singapore Treasury Bills ,
7/16/21 ...................... 26,650,000 SGD 19,815,853
8/13/21 ...................... 4,560,000 SGD 3,389,967
8/20/21 ...................... 30,370,000 SGD 22,576,330
8/24/21 ...................... 28,570,000 SGD 21,237,625
67,019,775
Total Foreign Government and Agency Securities (Cost $222,799,490) ............
221,024,834
Industry Shares
Money Market Funds 18.4%
United States 18.4%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 271,635,234 271,635,234
Total Money Market Funds (Cost $271,635,234) .................................
271,635,234
a a a a a
Total Short Term Investments (Cost $494,434,724 ) ...............................
492,660,068
a a a
a
Total Investments (Cost $1,826,913,378) 96.9% ..................................
$1,434,172,197
Options Written (0.6)% .......................................................
(9,608,441)
Other Assets, less Liabilities 3.7% .............................................
54,487,669
Net Assets 100.0% ...........................................................
$1,479,051,425
a a a
a
Number of
Contracts
Notional
Amount
#
l
Options Written (0.6)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (563,084)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 85.74 JPY, Expires 9/14/21 ... 1 48,467,000 AUD (152,455)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 94,755,000 (1,319,431)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 20,200,000 (78,260)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 $ (415,724)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 11,616,000 (415,725)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 21,008,000 (7,736)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 4,302,000 (2,389)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 8,590,000 (426)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 30,270,000 (63,919)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 14,005,000 (102,866)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 22,409,000 (1,395)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 22,410,000 (427)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 17,020,000 (10,286)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (29,144)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,914,000 (29,144)
(3,192,411)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 19,166,000 AUD (12,794)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 21,308,000 AUD (175)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.56 JPY, Expires 9/14/21 ... 1 36,350,000 AUD (145,974)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.09 JPY, Expires 9/14/21 ... 1 16,140,000 AUD (116,920)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
l
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 21,381,000 $ (14,684)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 31,622,000 (94)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.05 MXN, Expires 10/07/21 . 1 49,959,000 (144,015)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 47,722,000 (556,386)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 21,009,000 (354,029)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 31,512,000 (335,258)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (190,396)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 11,616,000 (190,396)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 2,151,000 (46,613)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 22,409,000 (1,086,910)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 22,410,000 (1,602,178)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (418,600)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 (418,600)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 14,622,000 (782,008)
(6,416,030)
Total Options Written (Premiums received $13,390,072) ..........................
$ (9,608,441)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $146,645,393, representing 9.9% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(f).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
h
The coupon rate shown represents the rate at period end.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 999,760,000 1,376,132 7/01/21 $ — $ (14,766)
Chilean Peso ...... JPHQ Sell 999,760,000 1,348,276 7/01/21 — (13,090)
Chilean Peso ...... GSCO Buy 1,224,830,000 1,689,421 7/02/21 — (21,578)
Chilean Peso ...... GSCO Sell 1,224,830,000 1,664,171 7/02/21 — (3,671)
Chilean Peso ...... JPHQ Buy 1,969,150,000 2,715,095 7/02/21 — (33,718)
Chilean Peso ...... JPHQ Sell 1,969,150,000 2,655,559 7/02/21 — (25,819)
Chilean Peso ...... JPHQ Buy 3,436,820,000 4,784,825 7/06/21 — (105,440)
Chilean Peso ...... JPHQ Sell 3,436,820,000 4,666,422 7/06/21 — (12,963)
Euro ............. JPHQ Sell 47,840,399 478,636,972 NOK 7/07/21 — (1,142,442)
Norwegian Krone ... JPHQ Sell 478,636,972 46,990,704 EUR 7/07/21 134,717 —
Indian Rupee ...... HSBK Buy 999,725,100 13,341,230 7/12/21 86,437 —
Chinese Yuan ...... CITI Buy 169,481,510 25,970,994 7/14/21 209,085 —
Chilean Peso ...... GSCO Buy 2,530,950,000 3,504,840 7/15/21 — (59,683)
Euro ............. DBAB Sell 16,223,497 165,827,663 SEK 7/15/21 136,338 —
Indian Rupee ...... HSBK Buy 609,733,408 8,041,855 7/15/21 144,799 —
Indian Rupee ...... HSBK Buy 609,733,409 8,225,413 7/19/21 — (42,619)
South Korean Won .. CITI Buy 22,686,600,000 20,297,575 7/21/21 — (221,500)
Singapore Dollar .... MSCO Buy 3,270,000 2,462,294 7/22/21 — (30,675)
South Korean Won .. JPHQ Buy 22,871,500,000 20,509,898 7/22/21 — (270,313)
South Korean Won .. JPHQ Buy 22,407,000,000 20,087,137 7/26/21 — (259,070)
South Korean Won .. CITI Buy 26,325,900,000 23,627,837 8/02/21 — (332,891)
Euro ............. CITI Sell 592,851 925,380 CAD 8/03/21 42,846 —
Euro ............. HSBK Sell 97,144,038 151,155,792 CAD 8/03/21 6,636,771 —
South Korean Won .. BNDP Buy 26,013,700,000 23,371,757 8/03/21 — (353,196)
Chilean Peso ...... GSCO Buy 7,610,315,964 10,609,114 8/06/21 — (256,024)
Euro ............. CITI Sell 18,645,156 2,454,541,562 JPY 8/06/21 — (24,994)
Japanese Yen ...... CITI Sell 2,471,285,422 18,645,156 EUR 8/06/21 — (125,781)
Chilean Peso ...... GSCO Buy 1,224,830,000 1,663,312 8/09/21 2,818 —
Euro ............. HSBK Sell 43,700,000 52,566,730 8/10/21 700,402 —
Japanese Yen ...... CITI Buy 2,703,540,000 25,879,393 8/13/21 — (1,533,159)
Japanese Yen ...... CITI Sell 2,703,540,000 25,787,295 8/13/21 1,441,060 —
Mexican Peso ...... CITI Buy 379,663,500 18,529,209 8/13/21 412,285 —
Mexican Peso ...... CITI Sell 379,663,500 18,717,010 8/13/21 20,418 (244,902)
Australian Dollar .... MSCO Sell 27,013,000 21,034,213 8/16/21 775,746 —
Chilean Peso ...... GSCO Buy 4,748,107,280 6,724,031 8/16/21 — (266,396)
Chilean Peso ...... GSCO Buy 4,545,115,082 6,424,556 8/17/21 — (243,159)
Chilean Peso ...... JPHQ Buy 9,053,000,000 12,701,384 8/17/21 — (389,222)
Euro ............. CITI Sell 46,372,115 5,950,516,184 JPY 8/24/21 — (1,462,236)
Japanese Yen ...... CITI Sell 2,154,733,750 16,250,000 EUR 8/24/21 — (113,679)
Chilean Peso ...... GSCO Buy 5,821,458,857 7,999,138 9/01/21 — (85,068)
South Korean Won .. CITI Buy 48,080,000,000 42,842,695 9/03/21 — (306,175)
Indian Rupee ...... JPHQ Buy 852,824,500 11,337,887 9/07/21 37,060 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. CITI Buy 18,190,000,000 16,238,897 9/07/21 $ — $ (146,204)
Indian Rupee ...... CITI Buy 828,586,800 11,019,174 9/08/21 31,059 —
Indian Rupee ...... JPHQ Buy 1,103,130,100 14,761,148 9/08/21 — (49,539)
Russian Ruble ..... JPHQ Buy 189,344,300 2,491,635 9/08/21 70,152 —
Russian Ruble ..... MSCO Buy 1,224,720,700 16,116,655 9/08/21 453,545 —
Indian Rupee ...... CITI Buy 998,784,000 13,476,138 9/09/21 — (157,840)
Russian Ruble ..... JPHQ Buy 265,673,500 3,530,160 9/09/21 63,732 —
Chinese Yuan ...... BOFA Buy 112,347,670 17,490,783 9/10/21 — (209,077)
Chinese Yuan ...... CITI Buy 173,666,340 27,034,503 9/10/21 — (320,549)
Chinese Yuan ...... BOFA Buy 134,698,690 20,938,705 9/13/21 — (223,490)
Indian Rupee ...... HSBK Buy 1,002,522,050 13,576,583 9/13/21 — (215,369)
Russian Ruble ..... DBAB Buy 1,246,919,900 16,550,921 9/13/21 305,294 —
Russian Ruble ..... DBAB Buy 799,087,600 10,617,411 9/14/21 183,043 —
Chilean Peso ...... GSCO Buy 8,227,346,581 11,337,337 9/15/21 — (157,508)
Euro ............. DBAB Sell 6,335,779 65,201,500 SEK 9/15/21 99,323 —
Euro ............. DBAB Sell 6,904,098 74,330,900 NOK 9/15/21 438,497 —
Indian Rupee ...... CITI Buy 821,108,979 11,153,522 9/15/21 — (212,946)
Indian Rupee ...... HSBK Buy 429,692,325 5,828,708 9/15/21 — (103,425)
Mexican Peso ...... MSCO Buy 959,546,400 46,658,063 9/15/21 1,005,008 —
Mexican Peso ...... MSCO Sell 959,546,400 48,308,231 9/15/21 645,160 —
Euro ............. DBAB Sell 32,527,614 330,584,645 SEK 9/16/21 23,325 —
New Zealand Dollar . BOFA Buy 7,120,000 5,048,169 9/21/21 — (73,304)
Singapore Dollar .... CITI Buy 5,200,000 3,873,226 9/22/21 — (6,530)
South Korean Won .. DBAB Buy 73,000,000,000 64,485,354 9/23/21 96,797 —
Chilean Peso ...... JPHQ Buy 3,974,970,000 5,355,514 9/24/21 44,379 —
Australian Dollar .... CITI Sell 13,867,000 10,508,759 9/28/21 107,354 —
Japanese Yen ...... CITI Buy 1,163,416,560 10,514,384 9/28/21 — (32,981)
Chilean Peso ...... GSCO Buy 1,028,850,000 1,402,467 9/29/21 — (5,022)
Chilean Peso ...... JPHQ Buy 7,468,900,000 10,435,670 9/30/21 — (291,292)
Euro ............. JPHQ Sell 46,923,169 478,636,972 NOK 10/01/21 — (123,302)
Chilean Peso ...... JPHQ Buy 3,436,820,000 4,660,158 10/04/21 7,105 —
Chinese Yuan ...... HSBK Buy 183,508,820 27,608,389 10/15/21 549,443 —
Euro ............. DBAB Sell 2,991,106 30,350,750 SEK 10/18/21 — (4,840)
Euro ............. DBAB Sell 2,990,192 30,350,750 SEK 10/19/21 — (3,795)
Euro ............. CITI Buy 8,540,000 10,218,110 10/21/21 — (65,875)
Euro ............. CITI Sell 14,160,000 16,995,398 10/21/21 162,184 —
Singapore Dollar .... MSCO Buy 4,130,000 3,093,992 10/21/21 — (22,963)
Euro ............. CITI Buy 14,160,000 16,942,822 10/22/21 — (109,196)
Euro ............. CITI Sell 14,160,000 17,114,342 10/22/21 280,716 —
Euro ............. HSBK Sell 48,576,693 6,128,192,671 JPY 10/25/21 — (2,521,837)
Euro ............. CITI Sell 14,070,000 17,002,751 10/26/21 274,479 —
Singapore Dollar .... CITI Buy 3,280,000 2,468,950 10/26/21 — (29,975)
Euro ............. HSBK Sell 50,699,943 75,780,952 CAD 11/03/21 836,467 —
Indian Rupee ...... CITI Buy 619,835,000 8,137,521 11/10/21 63,483 —
Euro ............. DBAB Sell 6,549,012 66,685,319 SEK 11/17/21 13,976 —
Chinese Yuan ...... JPHQ Buy 127,500,470 19,543,717 11/22/21 — (29,742)
Russian Ruble ..... JPHQ Buy 143,649,800 1,908,587 12/06/21 2,564 —
Russian Ruble ..... MSCO Buy 1,977,888,300 26,306,954 12/06/21 7,337 —
South Korean Won .. GSCO Buy 30,270,000,000 27,095,735 12/06/21 — (327,883)
Russian Ruble ..... JPHQ Buy 265,673,400 3,542,784 12/07/21 — (8,897)
Chinese Yuan ...... JPHQ Buy 66,647,640 10,308,674 12/10/21 — (120,585)
Chinese Yuan ...... JPHQ Buy 255,369,010 39,484,697 12/13/21 — (455,607)
Euro ............. DBAB Sell 6,479,174 65,335,344 SEK 12/13/21 — (63,217)
Chinese Yuan ...... HSBK Buy 184,710,190 28,544,745 12/15/21 — (318,533)
Russian Ruble ..... DBAB Buy 1,193,258,200 15,725,347 12/15/21 121,997 —
Euro ............. DBAB Sell 24,732,988 250,243,429 SEK 12/16/21 — (144,155)
Euro ............. JPHQ Sell 2,402,278 24,300,000 SEK 12/17/21 — (14,709)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
See Note 11 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . JPHQ Buy 23,430,000 16,714,048 12/20/21 $ — $ (350,912)
New Zealand Dollar . CITI Buy 8,370,000 5,931,401 12/21/21 — (85,958)
New Zealand Dollar . JPHQ Buy 8,370,000 5,917,515 12/21/21 — (72,072)
Chilean Peso ...... GSCO Buy 4,137,040,000 5,591,359 12/23/21 21,870 (11,417)
Indian Rupee ...... JPHQ Buy 850,416,900 11,017,190 1/27/22 122,621 —
Russian Ruble ..... DBAB Buy 791,496,100 10,519,702 3/11/22 — (158,651)
Indian Rupee ...... SCNY Buy 556,800,000 7,262,293 3/22/22 — (21,833)
Euro ............. DBAB Sell 6,440,736 65,125,500 SEK 6/15/22 — (61,011)
Euro ............. CITI Sell 22,221,186 228,796,000 NOK 6/21/22 — (61,803)
Total Forward Exchange Contracts ................................................... $16,811,692 $(15,388,073)
Net unrealized appreciation (depreciation) ............................................ $1,423,619
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 47.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
Global Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,555,278,144
Cost - Non-controlled affiliates (Note 3f) ........................................................ 271,635,234
Value - Unaffiliated issuers .................................................................. $1,162,536,963
Value - Non-controlled affiliates (Note 3f) ........................................................ 271,635,234
Cash .................................................................................... 2,579,685
Restricted currency, at value (cost $5,590) (Note 1d) ................................................ 5,590
Foreign currency, at value (cost $40,040,199) ...................................................... 39,962,778
Receivables:
Capital shares sold ........................................................................ 2,873,308
Interest ................................................................................. 18,678,081
Deposits with brokers for:
OTC derivative contracts .................................................................. 8,690,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 16,811,692
Total assets .......................................................................... 1,523,773,331
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,156,399
Capital shares redeemed ................................................................... 5,907,535
Management fees ......................................................................... 790,525
Distribution fees .......................................................................... 139,974
Transfer agent fees ........................................................................ 768,473
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,240,000
Options written, at value (premiums received $13,390,072) ............................................ 9,608,441
Unrealized depreciation on OTC forward exchange contracts .......................................... 15,388,073
Deferred tax ............................................................................... 1,002,137
Accrued expenses and other liabilities ........................................................... 720,349
Total liabilities ......................................................................... 44,721,906
Net assets, at value ................................................................. $1,479,051,425
Net assets consist of:
Paid-in capital ............................................................................. $2,556,485,238
Total distributable earnings (losses) ............................................................. (1,077,433,813)
Net assets, at value ................................................................. $1,479,051,425

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Templeton
Global Total
Return Fund
Class A:
Net assets, at value ....................................................................... $435,476,081
Shares outstanding ........................................................................ 45,838,490
Net asset value per share
a
.................................................................. $9.50
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.87
Class C:
Net assets, at value ....................................................................... $81,968,619
Shares outstanding ........................................................................ 8,640,785
Net asset value and maximum offering price per share
a
............................................. $9.49
Class R:
Net assets, at value ....................................................................... $7,775,888
Shares outstanding ........................................................................ 818,004
Net asset value and maximum offering price per share ............................................. $9.51
Class R6:
Net assets, at value ....................................................................... $240,087,500
Shares outstanding ........................................................................ 25,254,071
Net asset value and maximum offering price per share ............................................. $9.51
Advisor Class:
Net assets, at value ....................................................................... $713,743,337
Shares outstanding ........................................................................ 74,984,044
Net asset value and maximum offering price per share ............................................. $9.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
Templeton
Global Total
Return Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $7,448
Interest: (net of foreign taxes of $1,585,407)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 19,066,593
Paid in cash
a
........................................................................... 44,199,634
Total investment income ................................................................... 63,273,675
Expenses:
Management fees (Note 3a) ................................................................... 5,439,837
Distribution fees: (Note 3c)
    Class A ................................................................................ 567,043
    Class C ................................................................................ 310,775
    Class R ................................................................................ 19,417
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 399,109
    Class C ................................................................................ 84,114
    Class R ................................................................................ 6,834
    Class R6 ............................................................................... 52,548
    Advisor Class ............................................................................ 765,564
Custodian fees (Note 4) ...................................................................... 440,313
Reports to shareholders ...................................................................... 68,562
Registration and filing fees .................................................................... 70,322
Professional fees ........................................................................... 60,745
Trustees' fees and expenses .................................................................. 41,766
Other .................................................................................... 50,956
Total expenses ......................................................................... 8,377,905
Expense reductions (Note 4) ............................................................... (6,608)
Expenses waived/paid by affiliates (N ote 3f and 3g) .............................................. (85,227)
Net expenses ......................................................................... 8,286,070
Net investment income ................................................................ 54,987,605
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (40,870,098)
Written options ........................................................................... (785,055)
Foreign currency transactions ................................................................ 987,779
Forward exchange contracts ................................................................. (49,227,883)
Net realized gain (loss) .................................................................. (89,895,257)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (48,105,915)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,025,721)
Written options ........................................................................... 6,495,095
Forward exchange contracts ................................................................. 50,568,167
Change in deferred taxes on unrealized appreciation ............................................... 651,423
Net change in unrealized appreciation (depreciation) ............................................ 8,583,049
Net realized and unrealized gain (loss) ............................................................ (81,312,208)
Net increase (decrease) in net assets resulting from operations .......................................... $(26,324,603)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
{Footer Text} Semiannual Report
31
Templeton Global Total Return Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $54,987,605 $133,933,600
Net realized gain (loss) ................................................. (89,895,257) (521,409,279)
Net change in unrealized appreciation (depreciation) ........................... 8,583,049 170,125,768
Net increase (decrease) in net assets resulting from operations ................ (26,324,603) (217,349,911)
Distributions to shareholders:
Class A ............................................................. (15,979,787) (992,841)
Class C ............................................................. (3,128,007) (241,971)
Class R ............................................................. (265,047) (11,071)
Class R6 ............................................................ (9,698,815) (953,591)
Advisor Class ........................................................ (31,238,340) (2,811,103)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (27,465,171)
Class C ............................................................. — (6,693,699)
Class R ............................................................. — (306,249)
Class R6 ............................................................ — (26,379,395)
Advisor Class ........................................................ — (77,764,112)
Total distributions to shareholders .......................................... (60,309,996) (143,619,203)
Capital share transactions: (Note 2)
Class A ............................................................. (24,604,998) (217,260,963)
Class C ............................................................. (26,683,031) (104,199,862)
Class R ............................................................. 410,655 1,086,048
Class R6 ............................................................ (40,750,602) (510,743,871)
Advisor Class ........................................................ (345,713,024) (1,379,205,858)
Total capital share transactions ............................................ (437,341,000) (2,210,324,506)
Net increase (decrease) in net assets ................................... (523,975,599) (2,571,293,620)
Net assets:
Beginning of period ..................................................... 2,003,027,024 4,574,320,644
End of period .......................................................... $1,479,051,425 $2,003,027,024

Templeton Income Trust
Notes to Financial Statements (unaudited)
Templeton Global Total Return Fund
32
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Total Return Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Templeton Income Trust
Notes to Financial Statements (unaudited)
33
franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
34
franklintempleton.com
Semiannual Report
Templeton Global Total Return Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton Global Total Return Fund
(continued)
based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
36
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Templeton Global Total Return Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,105,537 $49,553,824 18,417,702 $189,471,069
Shares issued in reinvestment of distributions .......... 1,250,490 12,127,223 2,048,612 21,146,454
Shares redeemed ............................... (8,886,974) (86,286,045) (41,849,275) (427,878,486)
Net increase (decrease) .......................... (2,530,947) $(24,604,998) (21,382,961) $(217,260,963)
Class C Shares:
Shares sold ................................... 240,828 $2,346,275 1,324,479 $13,677,606
Shares issued in reinvestment of distributions .......... 312,316 3,025,504 600,638 6,200,018
Shares redeemed
a
.............................. (3,299,945) (32,054,810) (12,084,491) (124,077,486)
Net increase (decrease) .......................... (2,746,801) $(26,683,031) (10,159,374) $(104,199,862)
Class R Shares:
Shares sold ................................... 129,605 $1,260,555 693,427 $7,104,295
Shares issued in reinvestment of distributions .......... 26,846 260,346 30,150 309,106
Shares redeemed ............................... (113,889) (1,110,246) (616,867) (6,327,353)
Net increase (decrease) .......................... 42,562 $410,655 106,710 $1,086,048
Class R6 Shares:
Shares sold ................................... 2,787,401 $26,930,009 10,273,374 $109,626,734
Shares issued in reinvestment of distributions .......... 645,434 6,270,237 2,177,213 22,631,186
Shares redeemed ............................... (7,681,790) (73,950,848) (62,403,556) (643,001,791)
Net increase (decrease) .......................... (4,248,955) $(40,750,602) (49,952,969) $(510,743,871)
Advisor Class Shares:
Shares sold ................................... 12,995,746 $126,757,018 56,929,039 $591,194,306
Shares issued in reinvestment of distributions .......... 2,830,117 27,521,579 6,796,675 70,563,584
Shares redeemed ............................... (51,370,350) (499,991,621) (196,224,056) (2,040,963,748)
Net increase (decrease) .......................... (35,544,487) $(345,713,024) (132,498,342) $(1,379,205,858)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements (unaudited)
37
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(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.646% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,106
CDSC retained .............................................................................. $5,686
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
38
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Templeton Global Total Return Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $1,308,169, of which $414,706 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $189,612,936 $799,084,243 $(717,061,945) $— $— $271,635,234 271,635,234 $7,448
Total Affiliated Securities .... $189,612,936 $799,084,243 $(717,061,945) $— $— $271,635,234 $7,448
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
39
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Templeton Global Total Return Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $63,904,938.
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$156,111,376 and $698,552,084, respectively.
7. Credit Risk
At June 30, 2021, the Fund had 27.0% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 7.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $518,875,717
Cost of investments .......................................................................... $1,822,738,959
Unrealized appreciation ........................................................................ $119,680,083
Unrealized depreciation ........................................................................ (523,994,929)
Net unrealized appreciation (depreciation) .......................................................... $(404,314,846)

Templeton Income Trust
Notes to Financial Statements (unaudited)
40
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Templeton Global Total Return Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11-2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Total Return Fund
Foreign exchange contracts ..
Investments in securities, at value $ 8,979,226
a
Options written, at value $ 9,608,441
Unrealized appreciation on OTC
forward exchange contracts
16, 811,692 Unrealized depreciation on OTC
forward exchange contracts
15,3 88,073
Total .................... $25,790,918 $24,996,514
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Templeton Income Trust
Notes to Financial Statements (unaudited)
41
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Templeton Global Total Return Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of options represented $2,231,835,374. The average month end contract value of forward exchange contracts was $2,699,825,829.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(24,043,854)
a
Investments $8,797,696
a
Written options (785,055) Written options 6,495,095
Forward exchange contracts (49,227,883) Forward exchange contracts 50,568,167
Total ....................... $(74,056,792) $65,860,958
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 16, 811,692 $ 15,3 88,073
Options purchased ..................................... 8,979,226 —
Options written ........................................ — 9,608,441
Total ............................................. $25,790,918 $24,996,514
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
42
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Templeton Global Total Return Fund
(continued)
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 8,180,623 (8,180,623) — — —
DBAB ................... 1,418,590 (435,669) (982,921) — —
GSCO ................... 24,688 (24,688) — — —
HSBK ................... 8,954,319 (3,201,783) (5,533,830) — 218,706
JPHQ ................... 482,330 (482,330) — — —
MSCO ................... 6,730,368 (4,462,686) — (2,240,000) 27,682
SCNY ................... — — — — —
Total ................... $25,790,918 $(16,787,779) $ (6,516,751) $(2,240,000) $246,388
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $353,196 $— $— $(353,196) $—
BOFA .................... 505,871 — — (420,000) 85,871
CITI ..................... 10,794,567 (8,180,623) — (2,613,944) —
DBAB ................... 435,669 (435,669) — — —
GSCO ................... 1,437,409 (24,688) — (970,000) 442,721
HSBK ................... 3,201,783 (3,201,783) — — —
JPHQ ................... 3,783,500 (482,330) — (2,850,000) 451,170
MSCO ................... 4,462,686 (4,462,686) — — —
SCNY ................... 21,833 — — — 21,833
Total ................... $24,996,514 $(16,787,779) $— $(7,207,140) $1,001,595
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
43
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Templeton Global Total Return Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 47 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
At June 30, 2021, the Fund received U.S. Treasury Bills, Bonds and Notes and U.K Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities :
Argentina ............................ — — 94,865,224 94,865,224
Bosnia and Herzegovina ................. — 8,703 — 8,703
Brazil ............................... — 23,449,337 — 23,449,337
Colombia ............................ — 81,180,329 — 81,180,329
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
44
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Templeton Global Total Return Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund (continued)
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Ecuador ............................. $ — $ 51,262,218 $ — $ 51,262,218
Ghana .............................. — 81,423,530 — 81,423,530
India ................................ — 65,704,796 — 65,704,796
Indonesia ............................ — 163,547,354 — 163,547,354
Mexico .............................. — 80,664,171 — 80,664,171
Norway .............................. — 89,388,455 — 89,388,455
South Korea .......................... — 60,605,145 — 60,605,145
Sri Lanka ............................ — 5,986,017 — 5,986,017
Turkey .............................. — 27,636,582 — 27,636,582
U.S. Government and Agency Securities ....... — 106,811,042 — 106,811,042
Options purchased ....................... — 8,979,226 — 8,979,226
Short Term Investments ................... 271,635,234 211,913,560 9,111,274 492,660,068
Total Investments in Securities ........... $271,635,234 $1,058,560,465 $103,976,498 $1,434,172,197
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 16,811,692 $ — $ 16,811,692
Restricted Currency (ARS) ................. — — 5,590 5,590
Total Other Financial Instruments ......... $— $16,811,692 $5,590 $16,817,282
Receivables:
Interest (ARS) ........................... $— $— $1,570,719 $1,570,719
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 9,608,441 $ — $ 9,608,441
Forward exchange contracts ................ — 15,388,073 — 15,388,073
Total Other Financial Instruments ......... $— $24,996,514 $— $24,996,514
Payables:
Deferred Tax(ARS) ....................... $— $— $3,554 $3,554
a
Includes securities determined to have no value at June 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
South Africa ... 74,652
c
7,441 — — — 1,429,324 — (1,511,417) —
c
(1,511,417)
Foreign Government
and Agency
Securities :
Argentina ..... 88,185,397 21,593,357 (4,660,868) — — 4,186,309 (1,234,691) (13,204,280) 94,865,224 (10,784,951)
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton Global Total Return Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Foreign Government
and Agency
Securities:
Short Term
Investments ... $ 4,977,605 $ 9,305,855 $ (3,747,044) $ — $ — $ 55,837 $ (346,512) $ (1,134,467) $ 9,111,274 $ (1,058,907)
Total Investments in
Securities ........ $93,237,654 $30,906,653 $(8,407,912) $— $— $5,671,470 $(1,581,203) $(15,850,164) $103,976,498 $(13,355,275)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$5,195 $38,551,342 $(38,243,586) $— $— $— $(307,430) $69 $5,590 $—
Receivables:
Interest (ARS) ..
$1,629,514 $22,705,292 $(22,594,438) $— $— $— $(23,299) $(146,350) $1,570,719 $(66,728)
Liabilities:
Payables:
Deferred Tax (ARS)
$4,195 $— $— $— $— $— $— $(641) $3,554 $(641)
Investment Securities
Purchased (ARS)
$763,524 $— $(769,919) $— $— $— $6,395 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
46
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Templeton Global Total Return Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Total
Return Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$94,865,224 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
9,111,274 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Receivables:
Interest
(
ARS
)
.........
1,570,719 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
All Other
............
5,590
d,e
Liabilities:
All Other
............
3,554
e
Total
...............
$105,549,253
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes securities determined to have no value at June 30, 2021.
e
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton Global Total Return Fund
(continued)
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
DEM
Deutsche Mark
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
TRY
Turkish Lira
USD
United States Dollar
15. Subsequent Events
(continued)

Templeton Income Trust
Tax Information (unaudited)
48
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Templeton Global Total Return Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $ 5,200,888 of foreign taxes paid and $ 118,640,128 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

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Shareholder Information
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Board Approval of Investment
Management Agreements
TEMPLETON INCOME TRUST
Templeton Global Total Return Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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50
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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Performance Customized Peer Group for the Fund
also provided for the Board’s consideration included the
Fund and all retail and institutional global income funds. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was above the
medians and in the first (best) and second quintiles of its
Performance Universe and Performance Customized Peer
Group. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the medians of its Performance Universe and
Performance Customized Peer Group, except that the
annualized total return for the ten-year period was above
the median and in the second quintile of its Performance
Universe. The Board discussed this performance with
management and management explained that during the
three- and five- year periods, management largely positioned the Fund’s strategies for potential rising interest rates by maintaining low portfolio duration and aiming at a negative
correlation with US Treasury returns. Management further
explained that the interest-rate strategies detracted from
the Fund’s relative return, as did the underweighting of
developed market duration exposures as compared to peers.
Management also explained that the Performance Universe
was comprised of funds that invest in debt securities of
issuers located in at least three countries, excluding the
US, whereas the Performance Customized Peer Group
was comprised of funds that, like the Fund, invest in debt
securities of issuers located in at least three countries, one of which may be the US. Management further explained that
the peers in the Performance Customized Peer Group with
long duration US exposure likely benefitted from declining
interest rates. Management also explained that the Fund is
managed, and marketed, as a benchmark-agnostic strategy
and, as such, can be difficult to compare to other fixed
income funds. Management noted, however, that the Fund’s
defensive positioning served to protect the Fund during
recent short-term periods of market stress. Management
then discussed with the Board recent adjustments that have
been made to the Fund’s portfolio positions in light of current market conditions, and that management has continued to
add resources to the portfolio management team as needed
and that the sources of analysis and input have continued
to expand. The Board then noted the Fund’s first (best) and
second quintile annualized income return compared to that
of its Performance Universe and Performance Customized
Peer Group for each period. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,

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Shareholder Information
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Semiannual Report
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
eight other international income funds. The Board noted that the Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

Templeton Income Trust
Shareholder Information
52
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Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.

Templeton Income Trust
Shareholder Information
53
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Semiannual Report
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

407 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Total Return Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Bond Fund
A Series of Templeton Income Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2021, many global
economies improved as coronavirus vaccines were
distributed and people reengaged with the world. However,
inflation surged in many countries in the period's second half, driven by resurgent economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks
in 2020. Many central banks signaled the end of rate-cutting, and some began to move toward policy normalization, but
the U.S. Federal Reserve, the European Central Bank and
the Bank of Japan kept their policy rates unchanged. Rising
yields during 2021's first quarter strained valuations across global fixed income markets, creating headwinds for the
asset class during the six-month period. In this environment, global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -4.75% and
-2.49% in U.S. dollar and local currency terms, respectively.
1
The U.S. dollar broadly appreciated against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Bond Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
2
Contents
Semiannual Report
Templeton Emerging Markets Bond Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 21
Notes to Financial Statements 25
Tax Information 41
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Templeton Emerging Markets Bond Fund
This semiannual report for Templeton Emerging Markets
Bond Fund covers the period ended June 30, 2021 . As
previously communicated, effective September 30, 2021,
the Fund will change its name to Templeton Sustainable
Emerging Markets Bond Fund. Additionally, the Fund will
change its goal and investment strategy.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
as a secondary goal. Under normal market conditions,
the Fund invests at least 80% of its net assets in a non-
diversified portfolio of bonds issued by governments or
government-related entities that are located in emerging
market countries, as well as bonds issued by emerging
market corporate entities. For purposes of the Fund’s
80% policy, bonds issued by entities located in emerging
markets countries include derivative instruments and other
investments that have economic characteristics similar to
such securities.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -0.66% cumulative total return. In comparison, U.S.
dollar-denominated emerging market bonds, as measured
by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging
Markets Bond Index (EMBI) Global, posted a -1.00%
cumulative total return in U.S. dollar terms for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first half of the six-month period ended June 30, 2021,
as vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. In emerging
markets, sovereign bond yields rose in India, Indonesia,
Thailand, Brazil, Mexico, Chile, Colombia and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined.
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
Portfolio Composition
6/30/21
% of Total
Net Assets
Foreign Government and Agency Securities 74.7%
Corporate Bonds 2.2%
Short-Term Investments & Other Net Assets
*
23.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the South Korean won 3.71% and the Japanese
yen 7.05%. In Latin America, the Brazilian real appreciated
4.38% against the USD, while the Colombian peso
depreciated 8.79% and the Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached the
end of their rate-cutting cycles, with several banks beginning to pivot towards plans for policy normalization. In emerging markets, several countries faced persistent inflation
pressures that may force a faster tightening response from
their central banks. Notably, Brazil’s central bank hiked rates
75 bps three times during the period (March, May and June)
to 4.25%, and Mexico’s central bank hiked its policy rate
25 bps in June to 4.25%, its first rate hike since December
2018. Other countries indicated they may begin pursuing
tightening policies in the second half of 2021.
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for
no hikes until 2024 at the March meeting. In June, 13 of 18
Fed officials indicated expectations for a rate hike by the
end of 2023, with 11 indicating expectations for two hikes.
Powell cautioned that the dot surveys do not reflect forward guidance from the committee and that any discussion about
raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued

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to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to seek to generate income for the Fund,
pursuing opportunities while monitoring changes in interest
rates, currency exchange rates and credit risks. We manage
the Fund’s exposure to and regularly use currency and
contracts and may also use currency and currency index
futures contracts and currency options. We may also use
other derivative instruments, such as interest rate/bond
futures contracts and swap agreements.
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a risk-reduced stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, with a particular focus on areas
of Asia that have robust growth drivers and strong trade
dynamics, as well as areas of Latin America that are poised
to benefit from surging demand for commodities. However,
it remains crucial to be highly selective as there is wide
variance in not only how well countries are containing
COVID-19 and distributing vaccines, but also how well
countries have handled fiscal and monetary policy and
supported their economies. The Fund was focused on two
core areas of value for the upcoming year: (1) weakness in
the USD on excessive fiscal and monetary policies, against
currencies in countries with strong trade dynamics, current
account surpluses, better fiscal management and stronger
growth potential, notably in Asia; and (2) attractive risk-
adjusted yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD. We held notable exposures to the
Chinese yuan, the South Korean won, the Indian rupee,
the Indonesian rupiah, the Japanese yen, the Chilean peso
and the Colombian peso against the USD. We also held
a net-negative position in the Australian dollar to partially hedge emerging market beta risks. During the period, we
significantly increased our exposures to the Chinese yuan
and the Indonesian rupiah, and we reduced our exposure
to the South Korean won. We closed our exposure in the
Japanese yen and reduced our net-negative position in the
Australian dollar to increase the risk profile of the Fund. We
Geographic Composition
6/30/21
% of Total
Net Assets
Americas 34.5%
Asia Pacific 32.1%
Middle East & Africa 8.6%
Other Europe 1.7%
Short-Term Investments & Other Net Assets 23.1%

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also significantly increased our exposures to the Chilean
peso and the Colombian peso, and moderately increased
our exposure to the Egyptian pound. We added new
exposure to the Peruvian sol, and we unhedged our local-
currency positions in Brazil to gain exposure to the Brazilian real. During the period, we used currency forwards and
currency options to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to prefer the higher yields available in a select set of emerging markets, notably including
Indonesia, India, Colombia, Brazil and Ghana, among
others. We also saw pockets of value in certain USD-
denominated sovereign credits. We added to our existing
USD-denominated positions in Ecuador and Ethiopia, and
we added new USD-denominated sovereign credit positions
in Egypt and Sri Lanka.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies and overall credit exposures contributed to
absolute results. Among currencies, positions in Latin
America detracted from absolute performance (the Argentine
peso, Colombian peso and Chilean peso detracted, while
the Brazilian real contributed). Currency positions in Asia
ex-Japan (the Indonesian rupiah) also detracted from
absolute results, as did the Fund’s net-positive position
in the Japanese yen during part of the period. The Fund
maintained low overall portfolio duration while holding
duration exposures in select emerging markets. Select
duration exposures in Latin America (Argentina) and Africa
(Ghana) and Asia ex-Japan (Indonesia) contributed to
absolute performance. Among credit exposures, positions in
Latin America contributed to absolute return.
Thank you for your participation in Templeton Emerging
Markets Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Templeton Emerging Markets Bond Fund
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -0.66% -4.37%
1-Year -0.35% -4.12%
5-Year +4.91% +0.20%
Since Inception (4/1/13) +3.65% -0.03%
Advisor
6-Month -0.55% -0.55%
1-Year -0.16% -0.16%
5-Year +6.16% +1.20%
Since Inception (4/1/13) +5.68% +0.67%
See page 8 for Performance Summary footnotes.

Templeton Emerging Markets Bond Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those re-
lating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.2760
C $0.2615
R $0.2751
R6 $0.2873
Advisor $0.2833
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.19% 2.09%
Advisor 0.94% 1.84%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $993.40 $5.56 $1,019.22 $5.63 1.12%
C $1,000 $991.10 $7.60 $1,017.16 $7.70 1.54%
R $1,000 $993.30 $5.63 $1,019.15 $5.70 1.14%
R6 $1,000 $995.10 $3.82 $1,020.97 $3.87 0.77%
Advisor $1,000 $994.50 $4.40 $1,020.38 $4.46 0.89%

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.70 $7.73 $8.13 $9.16 $8.84 $8.75 $8.33
Income from investment
operations
b
:
Net investment income
c
. 0.26 0.48 0.62 0.68 0.70 0.21 0.55
Net realized and
unrealized gains (losses) (0.30) (1.00) (0.51) (0.99) 0.20 0.04 0.06
Total from investment
operations ............. (0.04) (0.52) 0.11 (0.31) 0.90 0.25 0.61
Less distributions from:
Net investment income .. (0.28) (0.01) (0.51) (0.52) (0.57) (0.16) (0.19)
Net realized gains ..... — — — (0.01) (0.01) — —
Tax return of capital .... — (0.50) — (0.19) — — —
Total distributions ....... (0.28) (0.51) (0.51) (0.72) (0.58) (0.16) (0.19)
Net asset value, end of
period ................ $6.38 $6.70 $7.73 $8.13 $9.16 $8.84 $8.75
Total return
d
........... (0.66)% (6.80)% 1.33% (3.30)% 10.21% 2.89% 7.47%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.38% 2.10% 2.16% 2.15% 2.46% 3.22% 2.45%
Expenses net of waiver and
payments by affiliates .... 1.12% 1.07% 1.13% 1.14% 1.22% 1.11% 1.15%
Net investment income ... 7.89% 6.84% 7.75% 8.03% 7.51% 7.16% 6.56%
Supplemental data
Net assets, end of period
(000’s) ............... $16,616 $16,004 $21,984 $20,728 $19,042 $14,214 $13,643
Portfolio turnover rate .... 31.55% 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.69 $7.72 $8.12 $9.15 $8.84 $8.73 $8.31
Income from investment
operations
b
:
Net investment income
c
. 0.24 0.44 0.59 0.65 0.67 0.20 0.51
Net realized and
unrealized gains (losses) (0.30) (0.99) (0.52) (1.00) 0.19 0.03 0.07
Total from investment
operations ............. (0.06) (0.55) 0.07 (0.35) 0.86 0.23 0.58
Less distributions from:
Net investment income .. (0.26) (0.01) (0.47) (0.49) (0.54) (0.12) (0.16)
Net realized gains ..... — — — (0.01) (0.01) — —
Tax return of capital .... — (0.47) — (0.18) — — —
Total distributions ....... (0.26) (0.48) (0.47) (0.68) (0.55) (0.12) (0.16)
Net asset value, end of
period ................ $6.37 $6.69 $7.72 $8.12 $9.15 $8.84 $8.73
Total return
d
........... (0.89)% (7.22)% 0.89% (3.69)% 9.75% 2.67% 6.98%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.80% 2.54% 2.56% 2.54% 2.89% 3.74% 2.94%
Expenses net of waiver and
payments by affiliates .... 1.54% 1.51% 1.53% 1.53% 1.65% 1.63% 1.64%
Net investment income ... 7.46% 6.33% 7.35% 7.64% 7.08% 6.64% 6.07%
Supplemental data
Net assets, end of period
(000’s) ............... $1,618 $1,821 $2,276 $2,799 $2,553 $548 $464
Portfolio turnover rate .... 31.55% 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.71 $7.73 $8.14 $9.17 $8.85 $8.71 $8.30
Income from investment
operations
b
:
Net investment income
c
. 0.26 0.47 0.62 0.68 0.70 0.21 0.51
Net realized and
unrealized gains (losses) (0.30) (0.98) (0.52) (1.00) 0.20 0.05 0.07
Total from investment
operations ............. (0.04) (0.51) 0.10 (0.32) 0.90 0.26 0.58
Less distributions from:
Net investment income .. (0.28) (0.01) (0.51) (0.51) (0.57) (0.12) (0.17)
Net realized gains ..... — — — (0.01) (0.01) — —
Tax return of capital .... — (0.50) — (0.19) — — —
Total distributions ....... (0.28) (0.51) (0.51) (0.71) (0.58) (0.12) (0.17)
Net asset value, end of
period ................ $6.39 $6.71 $7.73 $8.14 $9.17 $8.85 $8.71
Total return
d
........... (0.67)% (6.81)% 1.32% (3.40)% 10.13% 2.96% 7.15%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.40% 2.13% 2.18% 2.18% 2.50% 3.12% 2.77%
Expenses net of waiver and
payments by affiliates .... 1.14% 1.10% 1.15% 1.22% 1.26% 1.01% 1.47%
Net investment income ... 7.87% 6.67% 7.73% 7.95% 7.47% 7.26% 6.24%
Supplemental data
Net assets, end of period
(000’s) ............... $12 $12 $13 $12 $14 $10 $9
Portfolio turnover rate .... 31.55% 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.71 $7.74 $8.14 $9.17 $8.85 $8.77 $8.34
Income from investment
operations
b
:
Net investment income
c
. 0.27 0.52 0.66 0.74 0.74 0.22 0.57
Net realized and
unrealized gains (losses) (0.30) (1.02) (0.52) (1.02) 0.19 0.04 0.06
Total from investment
operations ............. (0.03) (0.50) 0.14 (0.28) 0.93 0.26 0.63
Less distributions from:
Net investment income .. (0.29) (0.01) (0.54) (0.54) (0.60) (0.18) (0.20)
Net realized gains ..... — — — (0.01) (0.01) — —
Tax return of capital .... — (0.52) — (0.20) — — —
Total distributions ....... (0.29) (0.53) (0.54) (0.75) (0.61) (0.18) (0.20)
Net asset value, end of
period ................ $6.39 $6.71 $7.74 $8.14 $9.17 $8.85 $8.77
Total return
d
........... (0.49)% (6.47)% 1.69% (2.95)% 10.50% 2.90% 7.84%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.24% 2.04% 1.94% 1.91% 2.87% 5.59% 6.58%
Expenses net of waiver and
payments by affiliates .... 0.77% 0.75% 0.75% 0.78% 0.92% 0.91% 0.93%
Net investment income ... 8.27% 7.37% 8.13% 8.39% 7.81% 7.36% 6.77%
Supplemental data
Net assets, end of period
(000’s) ............... $1,536 $598 $1,057 $831 $281 $4 $4
Portfolio turnover rate .... 31.55% 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $6.73 $7.75 $8.16 $9.19 $8.86 $8.78 $8.35
Income from investment
operations
b
:
Net investment income
c
. 0.26 0.51 0.63 0.76 0.74 0.21 0.55
Net realized and
unrealized gains (losses) (0.30) (1.01) (0.51) (1.05) 0.19 0.04 0.07
Total from investment
operations ............. (0.04) (0.50) 0.12 (0.29) 0.93 0.25 0.62
Less distributions from:
Net investment income .. (0.28) (0.01) (0.53) (0.53) (0.59) (0.17) (0.19)
Net realized gains ..... — — — (0.01) (0.01) — —
Tax return of capital .... — (0.51) — (0.20) — — —
Total distributions ....... (0.28) (0.52) (0.53) (0.74) (0.60) (0.17) (0.19)
Net asset value, end of
period ................ $6.41 $6.73 $7.75 $8.16 $9.19 $8.86 $8.78
Total return
d
........... (0.55)% (6.46)% 1.45% (3.01)% 10.53% 2.90% 7.65%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 2.15% 1.91% 1.91% 1.89% 2.24% 3.09% 2.30%
Expenses net of waiver and
payments by affiliates .... 0.89% 0.86% 0.88% 0.88% 1.00% 0.98% 1.00%
Net investment income ... 8.11% 7.20% 8.00% 8.29% 7.73% 7.29% 6.71%
Supplemental data
Net ass ets, end of period
(000’s) ............... $3,441 $3,950 $14,504 $10,797 $1,585 $312 $353
Portfolio turnover rate .... 31.55% 56.59% 23.82% 18.82% 77.90% 15.23% 40.40%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Income Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.2%
Costa Rica 2.2%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 514,620 517,262
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 182,668 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 51,234 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 187,894 —
—
Total Corporate Bonds (Cost $815,723) ........................................
517,262
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 74.7%
Argentina 6.6%
f,g
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 5,383,988 ARS 32,134
Index Linked, 1.2%, 3/18/22 ....... 121,967,538 ARS 723,810
Index Linked, 1.3%, 9/20/22 ....... 196,793 ARS 1,153
Index Linked, 1.4%, 3/25/23 ....... 90,879,498 ARS 518,877
Index Linked, 1.5%, 3/25/24 ....... 38,065,221 ARS 206,357
g
Argentina Government Bond, 16%,
10/17/23 ..................... 11,171,500 ARS 40,630
1,522,961
Brazil 1.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 125,685
10%, 1/01/27 .................. 270,000 BRL 57,838
10%, 1/01/29 .................. 280,000 BRL 60,172
10%, 1/01/31 .................. 430,000 BRL 91,726
335,421
Chile 8.5%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,529,861
2.5%, 3/01/25 ................. 335,000,000 CLP 445,646
1,975,507

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
China 3.9%
China Government Bond, 2.64%,
8/13/22 ...................... 5,900,000 CNY $ 912,431
Colombia 8.1%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 4,141
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 49,276
B, 10%, 7/24/24 ................ 3,202,000,000 COP 973,223
B, 7.5%, 8/26/26 ............... 1,249,800,000 COP 352,996
B, 6%, 4/28/28 ................. 428,400,000 COP 109,740
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 352,602
B, 7%, 6/30/32 ................. 107,000,000 COP 27,836
1,869,814
Ecuador 5.5%
e
Ecuador Government Bond ,
Senior Note, 144A, 0.5%, 7/31/30 .. 146,000 125,561
Senior Bond, 144A, 0.5%, 7/31/35 .. 1,199,500 827,655
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 333,083
1,286,299
Egypt 1.9%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 420,000 443,793
Ethiopia 1.6%
e
Ethiopia Government Bond, Senior Note
, 144A, 6.625%, 12/11/24 ......... 400,000 371,000
Ghana 4.1%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 540,000 GHS 92,291
19.5%, 10/18/21 ................ 885,000 GHS 152,344
18.75%, 1/24/22 ................ 320,000 GHS 55,415
18.25%, 7/25/22 ................ 247,000 GHS 42,960
17.6%, 11/28/22 ................ 150,000 GHS 26,008
16.5%, 2/06/23 ................ 340,000 GHS 58,164
Senior Note, 17.6%, 2/20/23 ...... 1,270,000 GHS 220,512
18.85%, 9/28/23 ................ 703,000 GHS 125,455
19.25%, 11/27/23 ............... 260,000 GHS 46,721
19.25%, 12/18/23 ............... 193,000 GHS 34,686
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 29,546
19.75%, 3/25/24 ................ 270,000 GHS 48,904
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 17,234
950,240
India 4.4%
India Government Bond ,
7.26%, 1/14/29 ................ 38,400,000 INR 543,327
Senior Note , 5.77%, 8/03/30 ...... 37,000,000 INR 480,836
1,024,163
Indonesia 11.7%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,169,076
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 21,758

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR $ 13,125
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR 951,499
FR86, 5.5%, 4/15/26 ............ 8,020,000,000 IDR 555,814
2,711,272
Peru 2.2%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 1,800,000 PEN 511,643
Senegal 1.0%
e
Senegal Government Bond, Senior Note
, 144A, 6.25%, 7/30/24 ........... 200,000 222,703
South Korea 4.2%
Korea Monetary Stabilization Bond,
Senior Note , 0.905%, 4/02/23 ..... 560,000,000 KRW 492,358
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 446,000,000 KRW 389,933
1.875%, 6/10/26 ................ 96,500,000 KRW 85,779
968,070
Sri Lanka 3.8%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 200,000 134,500
Senior Bond, 144A, 6.2%, 5/11/27 .. 800,000 495,848
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 125,854
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 128,000
884,202
Thailand 4.1%
Bank of Thailand ,
1.43%, 8/26/21 ................ 810,000 THB 25,319
Senior Note, 1.32%, 11/25/21 ...... 2,660,000 THB 83,300
0.9%, 2/24/22 ................. 25,068,000 THB 784,615
Thailand Government Bond, Senior
Bond, 3.65%, 12/17/21 ........... 1,760,000 THB 55,777
949,011
Turkey 1.7%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 1,770,000 TRY 194,951
12.2%, 1/18/23 ................ 120,000 TRY 12,831
7.1%, 3/08/23 ................. 510,000 TRY 49,978
16.2%, 6/14/23 ................ 630,000 TRY 70,819
8.8%, 9/27/23 ................. 330,000 TRY 31,920
10.4%, 3/20/24 ................ 30,000 TRY 2,946
12.6%, 10/01/25 ................ 300,000 TRY 29,475
392,920
Total Foreign Government and Agency Securities (Cost $17,890,195) ..............
17,331,450
Total Long Term Investments (Cost $18,720,916) ................................
17,848,712

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments 20.7%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.3%
Argentina 0.4%
f,g,h
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 8,937,747 ARS $ 52,926
Index Linked, 2/28/22 ............ 8,260,161 ARS 48,420
101,346
Brazil 3.3%
h
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 1,070,000 BRL 177,747
7/01/24 ...................... 3,690,000 BRL 587,350
765,097
Egypt 3.6%
h
Egypt Treasury Bills ,
7/13/21 ...................... 1,300,000 EGP 82,812
8/10/21 ...................... 500,000 EGP 31,584
9/07/21 ...................... 1,000,000 EGP 62,502
11/23/21 ..................... 4,800,000 EGP 291,369
12/07/21 ..................... 300,000 EGP 18,121
12/14/21 ..................... 700,000 EGP 42,155
12/21/21 ..................... 3,200,000 EGP 192,323
1/11/22 ...................... 400,000 EGP 23,914
2/15/22 ...................... 800,000 EGP 47,202
3/01/22 ...................... 400,000 EGP 23,478
3/22/22 ...................... 500,000 EGP 29,166
844,626
Total Foreign Government and Agency Securities (Cost $1,661,809) ...............
1,711,069
Industry Shares
Money Market Funds 13.4%
United States 13.4%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 3,107,000 3,107,000
Total Money Market Funds (Cost $3,107,000) ...................................
3,107,000
a a a a a
Total Short Term Investments (Cost $4,768,809 ) .................................
4,818,069
a a a
a
Total Investments (Cost $23,489,725) 97.6% ....................................
$22,666,781
Other Assets, less Liabilities 2.4% .............................................
556,311
Net Assets 100.0% ...........................................................
$23,223,092
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $4,737,858, representing 20.4% of net assets.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
f
Redemption price at maturity is adjusted for inflation. See Note 1(f).
g
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 12 regarding fair value measurements.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 2,580,000 3,551 7/01/21 $ — $ (38)
Chilean Peso ...... JPHQ Sell 2,580,000 3,479 7/01/21 — (34)
Chilean Peso ...... GSCO Buy 3,160,000 4,359 7/02/21 — (56)
Chilean Peso ...... GSCO Sell 3,160,000 4,293 7/02/21 — (9)
Chilean Peso ...... JPHQ Buy 5,080,000 7,004 7/02/21 — (87)
Chilean Peso ...... JPHQ Sell 5,080,000 6,851 7/02/21 — (67)
Chilean Peso ...... JPHQ Buy 8,870,000 12,349 7/06/21 — (272)
Chilean Peso ...... JPHQ Sell 8,870,000 12,043 7/06/21 — (33)
Mexican Peso ...... CITI Buy 4,005,000 193,122 7/08/21 7,626 —
Mexican Peso ...... CITI Sell 4,005,000 187,227 7/08/21 — (13,522)
Indian Rupee ...... HSBK Buy 12,826,900 171,174 7/12/21 1,109 —
Australian Dollar .... JPHQ Sell 79,166 6,023,433 JPY 7/13/21 — (5,133)
Japanese Yen ...... JPHQ Sell 6,305,142 79,166 AUD 7/13/21 2,597 —
Chinese Yuan ...... CITI Buy 1,612,760 247,136 7/14/21 1,990 —
Chilean Peso ...... GSCO Buy 158,650,000 219,697 7/15/21 — (3,741)
Indian Rupee ...... HSBK Buy 9,986,332 131,711 7/15/21 2,372 —
Indian Rupee ...... HSBK Buy 9,986,333 134,717 7/19/21 — (698)
Brazilian Real ...... MSCO Buy 3,700,000 698,205 8/03/21 42,798 —
Chilean Peso ...... GSCO Buy 117,142,037 165,639 8/06/21 — (6,278)
Chilean Peso ...... GSCO Buy 3,160,000 4,291 8/09/21 7 —
Australian Dollar .... MSCO Sell 322,000 250,732 8/16/21 9,247 —
Chilean Peso ...... GSCO Buy 137,072,267 194,115 8/16/21 — (7,691)
Chilean Peso ...... GSCO Buy 131,212,121 185,469 8/17/21 — (7,020)
Columbian Peso .... MSCO Buy 807,000,000 220,236 8/20/21 — (5,905)
Japanese Yen ...... CITI Buy 24,780,000 235,204 8/24/21 — (12,031)
Japanese Yen ...... CITI Sell 24,780,000 227,689 8/24/21 4,517 —
Mexican Peso ...... JPHQ Buy 12,490,000 596,281 8/31/21 25,423 —
Mexican Peso ...... JPHQ Sell 12,490,000 589,137 8/31/21 — (32,567)
Chilean Peso ...... GSCO Buy 113,871,936 156,907 9/01/21 — (2,103)
Indian Rupee ...... JPHQ Buy 10,942,000 145,469 9/07/21 476 —
Indian Rupee ...... CITI Buy 10,631,000 141,379 9/08/21 399 —
Indian Rupee ...... JPHQ Buy 14,153,500 189,390 9/08/21 — (636)
Russian Ruble ..... JPHQ Buy 3,991,800 52,529 9/08/21 1,479 —
Russian Ruble ..... MSCO Buy 25,819,800 339,774 9/08/21 9,562 —
Indian Rupee ...... CITI Buy 12,814,700 172,903 9/09/21 — (2,026)
Russian Ruble ..... JPHQ Buy 5,601,000 74,424 9/09/21 1,344 —
Chinese Yuan ...... BOFA Buy 1,637,910 254,997 9/10/21 — (3,048)
Chinese Yuan ...... CITI Buy 2,531,870 394,135 9/10/21 — (4,673)
Chinese Yuan ...... BOFA Buy 1,963,760 305,264 9/13/21 — (3,258)
Indian Rupee ...... HSBK Buy 12,862,690 174,192 9/13/21 — (2,763)
Russian Ruble ..... DBAB Buy 12,603,700 167,295 9/13/21 3,086 —
Russian Ruble ..... DBAB Buy 8,077,100 107,320 9/14/21 1,850 —
Chilean Peso ...... GSCO Buy 323,098,262 445,156 9/15/21 — (6,111)
Indian Rupee ...... CITI Buy 13,448,283 182,675 9/15/21 — (3,488)
Indian Rupee ...... HSBK Buy 7,037,585 95,464 9/15/21 — (1,694)
Chilean Peso ...... JPHQ Buy 10,260,000 13,823 9/24/21 115 —
Australian Dollar .... CITI Sell 741,205 562,445 9/28/21 6,479 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
At June 30, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Buy 2,650,000 3,612 9/29/21 $ — $ (13)
Chilean Peso ...... JPHQ Buy 8,870,000 12,027 10/04/21 18 —
Chinese Yuan ...... HSBK Buy 4,746,240 724,078 10/15/21 5,228 (1,037)
Indian Rupee ...... CITI Buy 7,952,700 104,407 11/10/21 815 —
Columbian Peso .... MSCO Buy 3,319,000,000 888,867 11/18/21 — (12,664)
Chinese Yuan ...... JPHQ Buy 1,213,270 185,974 11/22/21 — (283)
Russian Ruble ..... JPHQ Buy 3,028,400 40,237 12/06/21 54 —
Russian Ruble ..... MSCO Buy 41,698,100 554,607 12/06/21 155 —
Russian Ruble ..... JPHQ Buy 5,600,900 74,689 12/07/21 — (188)
Chinese Yuan ...... JPHQ Buy 971,650 150,289 12/10/21 — (1,758)
Chinese Yuan ...... JPHQ Buy 2,430,050 375,730 12/13/21 — (4,335)
Chinese Yuan ...... HSBK Buy 1,757,680 271,628 12/15/21 — (3,031)
Russian Ruble ..... DBAB Buy 12,061,300 158,950 12/15/21 1,233 —
Indian Rupee ...... JPHQ Buy 56,300,000 750,027 12/20/21 — (8,820)
Chilean Peso ...... GSCO Buy 10,670,000 14,421 12/23/21 56 (29)
Egyptian Pound .... HSBK Buy 1,450,000 88,183 12/27/21 — (229)
Indian Rupee ...... JPHQ Buy 10,911,100 141,354 1/27/22 1,573 —
Russian Ruble ..... DBAB Buy 8,000,300 106,331 3/11/22 — (1,604)
Indian Rupee ...... SCNY Buy 39,600,000 516,499 3/22/22 — (1,553)
Columbian Peso .... GSCO Buy 370,000,000 100,489 6/13/22 — (4,678)
Total Forward Exchange Contracts ................................................... $131,608 $(165,204)
Net unrealized appreciation (depreciation) ............................................ $(33,596)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 1.18% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/17/23 200,000 CLP $ (5) $ — $ (5)
Receive Fixed 1.36% .. Semi-Annual
Pay Floating 1-day
Sinacofi Chile
Interbank Rate Average
(CAMARA) ........ Semi-Annual 3/29/23 200,000 CLP (4) — (4)
Total Interest Rate Swap Contracts ............................... $(9) $ — $(9)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 40 .
See Note 10 regarding other derivative information.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $20,382,725
Cost - Non-controlled affiliates (Note 3f) ........................................................ 3,107,000
Value - Unaffiliated issuers .................................................................. $19,559,781
Value - Non-controlled affiliates (Note 3f) ........................................................ 3,107,000
Restricted currency, at value (cost $167) (Note 1d) .................................................. 167
Foreign currency, at value (cost $226,819) ........................................................ 207,085
Receivables:
Capital shares sold ........................................................................ 159,831
Interest ................................................................................. 340,029
Affiliates ................................................................................ 64,071
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 6
Variation margin on centrally cleared swap contracts ............................................... 3
Unrealized appreciation on OTC forward exchange contracts .......................................... 131,608
Prepaid expenses .......................................................................... 41,322
Total assets .......................................................................... 23,610,903
Liabilities:
Payables:
Investment securities purchased .............................................................. 95,062
Capital shares redeemed ................................................................... 32,554
Management fees ......................................................................... 16,287
Distribution fees .......................................................................... 4,331
Transfer agent fees ........................................................................ 4,328
Reports to shareholders .................................................................... 29,633
Trustees' fees and expenses ................................................................. 2,575
Unrealized depreciation on OTC forward exchange contracts .......................................... 165,204
Deferred tax ............................................................................... 7,036
Accrued expenses and other liabilities ........................................................... 30,801
Total liabilities ......................................................................... 387,811
Net assets, at value ................................................................. $23,223,092
Net assets consist of:
Paid-in capital ............................................................................. $28,605,881
Total distributable earnings (losses) ............................................................. (5,382,789)
Net assets, at value ................................................................. $23,223,092

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ....................................................................... $16,616,011
Shares outstanding ........................................................................ 2,605,815
Net asset value per share
a
.................................................................. $6.38
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.63
Class C:
Net assets, at value ....................................................................... $1,617,778
Shares outstanding ........................................................................ 254,021
Net asset value and maximum offering price per share
a
............................................. $6.37
Class R:
Net assets, at value ....................................................................... $12,408
Shares outstanding ........................................................................ 1,944
Net asset value and maximum offering price per share ............................................. $6.39
Class R6:
Net assets, at value ....................................................................... $1,535,804
Shares outstanding ........................................................................ 240,482
Net asset value and maximum offering price per share ............................................. $6.39
Advisor Class:
Net assets, at value ....................................................................... $3,441,091
Shares outstanding ........................................................................ 537,165
Net asset value and maximum offering price per share ............................................. $6.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
Templeton
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $83
Interest: (net of foreign taxes of $15,130)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 393,682
Paid in cash
a
........................................................................... 618,882
Total investment income ................................................................... 1,012,647
Expenses:
Management fees (Note 3a) ................................................................... 95,533
Distribution fees: (Note 3c)
    Class A ................................................................................ 18,898
    Class C ................................................................................ 5,579
    Class R ................................................................................ 16
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 12,037
    Class C ................................................................................ 1,285
    Class R ................................................................................ 9
    Class R6 ............................................................................... 1,221
    Advisor Class ............................................................................ 2,688
Custodian fees ............................................................................. 3,942
Reports to shareholders ...................................................................... 19,360
Registration and filing fees .................................................................... 38,473
Professional fees ........................................................................... 49,901
Trustees' fees and expenses .................................................................. 4,463
Other .................................................................................... 13,213
Total expenses ......................................................................... 266,618
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (142,735)
Net expenses ......................................................................... 123,883
Net investment income ................................................................ 888,764
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (690,070)
Written options ........................................................................... (101,303)
Foreign currency transactions ................................................................ 3,983
Forward exchange contracts ................................................................. (471,079)
Net realized gain (loss) .................................................................. (1,258,469)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (247,878)
Translation of other assets and liabilities denominated in foreign currencies .............................. (28,441)
Written options ........................................................................... 83,349
Forward exchange contracts ................................................................. 389,986
Swap contracts ........................................................................... (9)
Change in deferred taxes on unrealized appreciation ............................................... 1,238
Net change in unrealized appreciation (depreciation) ............................................ 198,245
Net realized and unrealized gain (loss) ............................................................ (1,060,224)
Net increase (decrease) in net a ssets resulting from operations .......................................... $(171,460)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Templeton Emerging Markets Bond Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $888,764 $1,909,367
Net realized gain (loss) ................................................. (1,258,469) (9,770,016)
Net change in unrealized appreciation (depreciation) ........................... 198,245 5,628,744
Net increase (decrease) in net assets resulting from operations ................ (171,460) (2,231,905)
Distributions to shareholders:
Class A ............................................................. (696,065) (26,203)
Class C ............................................................. (67,343) (2,760)
Class R ............................................................. (522) (18)
Class R6 ............................................................ (52,515) (1,003)
Advisor Class ........................................................ (152,854) (10,061)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (1,266,497)
Class C ............................................................. — (133,396)
Class R ............................................................. — (882)
Class R6 ............................................................ — (48,460)
Advisor Class ........................................................ — (486,289)
Total distributions to shareholders .......................................... (969,299) (1,975,569)
Capital share transactions: (Note 2)
Class A ............................................................. 1,434,300 (3,251,397)
Class C ............................................................. (119,899) (154,051)
Class R ............................................................. 536 968
Class R6 ............................................................ 994,160 (349,326)
Advisor Class ........................................................ (330,423) (9,487,320)
Total capital share transactions ............................................ 1,978,674 (13,241,126)
Net increase (decrease) in net assets ................................... 837,915 (17,448,600)
Net assets:
Beginning of period ..................................................... 22,385,177 39,833,777
End of period .......................................................... $23,223,092 $22,385,177

Templeton Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Bond Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Emerging Markets Bond Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Class C
shares automatically convert to Class A shares after they
have been held for 10 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
On July 14, 2021, the Trust's Board of Trustees (the Board)
approved a proposal to change the name of the Fund to
Templeton Sustainable Emerging Markets Bond Fund,
effective on or about September 30, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 468,270 $3,071,657 498,364 $3,493,684
Shares issued in reinvestment of distributions .......... 72,163 465,895 120,598 838,933
Shares redeemed ............................... (322,278) (2,103,252) (1,077,053) (7,584,014)
Net increase (decrease) .......................... 218,155 $1,434,300 (458,091) $(3,251,397)
Class C Shares:
Shares sold ................................... 17,549 $114,896 59,073 $421,140
Shares issued in reinvestment of distributions .......... 10,291 66,414 19,355 134,492
Shares redeemed
a
.............................. (45,866) (301,209) (101,273) (709,683)
Net increase (decrease) .......................... (18,026) $(119,899) (22,845) $(154,051)
Class R Shares:
Shares sold ................................... 45 $289 88 $610
Shares issued in reinvestment of distributions .......... 38 247 57 393
Shares redeemed ............................... — — (5) (35)
Net increase (decrease) .......................... 83 $536 140 $968
Class R6 Shares:
Shares sold ................................... 177,653 $1,162,881 50,785 $349,186
Shares issued in reinvestment of distributions .......... 8,118 52,515 7,069 49,462
Shares redeemed ............................... (34,313) (221,236) (105,405) (747,974)
Net increase (decrease) .......................... 151,458 $994,160 (47,551) $(349,326)
Advisor Class Shares:
Shares sold ................................... 105,537 $692,311 335,564 $2,375,582
Shares issued in reinvestment of distributions .......... 22,979 149,005 64,721 453,263
Shares redeemed ............................... (178,022) (1,171,739) (1,684,325) (12,316,165)
Net increase (decrease) .......................... (49,506) $(330,423) (1,284,040) $(9,487,320)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective management fee rate was 0.850% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,199
CDSC retained .............................................................................. $33
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
31
franklintempleton.com
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Templeton Emerging Markets Bond Fund
(continued)
For the period ended June 30, 2021, the Fund paid transfer agent fees of $17,240, of which $10,915 was retained by Investor
Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
At June 30, 2021, Advisers owned 21.6% of the Fund's outstanding shares.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $5,134,983 $6,650,787 $(8,678,770) $— $— $3,107,000 3,107,000 $83
Total Affiliated Securities .... $5,134,983 $6,650,787 $(8,678,770) $— $— $3,107,000 $83
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
32
franklintempleton.com
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Templeton Emerging Markets Bond Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $657,513.
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$8,381,265 and $5,850,161, respectively.
6. Credit Risk
At June 30, 2021, the Fund had 44.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 7.0% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $669,959
Long term ................................................................................ 1,646,306
Total capital loss carryforwards ............................................................... $2,316,265
Cost of investments .......................................................................... $23,726,338
Unrealized appreciation ........................................................................ $1,272,010
Unrealized depreciation ........................................................................ (2,365,175)
Net unrealized appreciation (depreciation) .......................................................... $(1,093,165)

Templeton Income Trust
Notes to Financial Statements (unaudited)
33
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Templeton Emerging Markets Bond Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30 2021 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13-2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
514,620
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 514,620 517,262
Total Restricted Securities (Value is 2.23% of Net Assets) ............. $529,618 $517,262
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2021.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 9
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
13 1,608 Unrealized depreciation on OTC
forward exchange contracts
16 5,204
Total .................... $131,608 $165,213
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Templeton Income Trust
Notes to Financial Statements (unaudited)
34
franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of swap contracts and options represented $316 and $8,637,068, respectively. The average month end contract value of forward exchange contracts was $21,988,850.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $(9)
Foreign exchange contracts .....
Investments (179,406)
a
Investments 134,558
a
Written options (101,303) Written options 83,349
Forward exchange contracts (471,079) Forward exchange contracts 389,986
Total ....................... $(751,788) $607,884
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Emerging Markets Bond Fund
Derivatives
Forward exchange contracts ............................. $ 13 1,608 $ 16 5,204
Total ............................................. $131,608 $165,204
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
35
franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 40 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Emerging Markets Bond Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 21,826 (21,826) — — —
DBAB ................... 6,169 (1,604) — — 4,565
GSCO ................... 63 (63) — — —
HSBK ................... 8,709 (8,709) — — —
JPHQ ................... 33,079 (33,079) — — —
MSCO ................... 61,762 (18,569) — — 43,193
SCNY ................... — — — — —
Total ................... $131,608 $(83,850) $ — $— $47,758
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Emerging Markets Bond Fund
Counterparty
BOFA .................... $6,306 $— $— $— $6,306
CITI ..................... 35,740 (21,826) — — 13,914
DBAB ................... 1,604 (1,604) — — —
GSCO ................... 37,729 (63) — — 37,666
HSBK ................... 9,452 (8,709) — — 743
JPHQ ................... 54,251 (33,079) — — 21,172
MSCO ................... 18,569 (18,569) — — —
SCNY ................... 1,553 — — — 1,553
Total ................... $165,204 $(83,850) $— $— $81,354
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
36
franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 517,262
a
517,262
Foreign Government and Agency Securities :
Argentina ............................ — — 1,522,961 1,522,961
Brazil ............................... — 335,421 — 335,421
Chile ................................ — 1,975,507 — 1,975,507
China ............................... — 912,431 — 912,431
Colombia ............................ — 1,869,814 — 1,869,814
Ecuador ............................. — 1,286,299 — 1,286,299
Egypt ............................... — 443,793 — 443,793
Ethiopia ............................. — 371,000 — 371,000
Ghana .............................. — 950,240 — 950,240
India ................................ — 1,024,163 — 1,024,163
Indonesia ............................ — 2,711,272 — 2,711,272
Peru ................................ — 511,643 — 511,643
Senegal ............................. — 222,703 — 222,703
South Korea .......................... — 968,070 — 968,070
Sri Lanka ............................ — 884,202 — 884,202
Thailand ............................. — 949,011 — 949,011

Templeton Income Trust
Notes to Financial Statements (unaudited)
37
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Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Bond Fund (continued)
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Turkey .............................. $ — $ 392,920 $ — $ 392,920
Short Term Investments ................... 3,107,000 1,609,723 101,346 4,818,069
Total Investments in Securities ........... $3,107,000 $17,418,212 $2,141,569 $22,666,781
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 131,608 $ — $ 131,608
Restricted Currency (ARS) ................. — — 167 167
Swap contracts ......................... — — — —
Total Other Financial Instruments ......... $— $131,608 $167 $131,775
Receivables:
Interest (ARS) ........................... $— $— $9,936 $9,936
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $165,204 $— $165,204
Swap contracts .......................... — 9 — 9
Total Other Financial Instruments ......... $— $165,213 $— $165,213
Payables:
Deferred Tax(ARS) ....................... $— $— $73 $73
a
Includes securities determined to have no value at June 30, 2021.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
Costa Rica .... 507,166 — (11,220) — — — — 21,316 517,262 20,918
South Africa ... 791
c
68 — — — 721 — (1,580) —
c
(1,580)
Foreign Government
and Agency
Securities :
Argentina ..... 1,671,576 537,732 (476,792) — — 106,053 (179,936) (135,672) 1,522,961 (228,743)
Short Term
Investments ... 168,276 78,827 (119,817) — — 2,053 (14,581) (13,412) 101,346 (12,235)
Total Investments in
Securities ........ $2,347,809 $616,627 $(607,829) $— $— $108,827 $(194,517) $(129,348) $2,141,569 $(221,640)
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
38
franklintempleton.com
Semiannual Report
Templeton Emerging Markets Bond Fund
(continued)
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Bond Fund (continued)
Assets: (continued)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$641 $1,041,517 $(1,038,430) $— $— $— $(3,569) $8 $167 $—
Receivables:
Interest (ARS) ..
$9,213 $414,331 $(407,676) $— $— $— $(795) $(5,137) $9,936 $(139)
Liabilities:
Payables:
Investment Securities
Purchased (ARS)
$29,286 $— $(29,532) $— $— $— $246 $— $— $—
Deferred Tax (ARS)
$86 $— $— $— $— $— $— $(13) $73 $(13)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
39
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Templeton Emerging Markets Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$517,262 Discounted cash flow Discount rate
(
b
)
7.9% Decrease
c
Foreign Government and
Agency Securities:
Argentina
...........
1,522,961 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
Short Term Investments:
Argentina
...........
101,346 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
d
All Other
............
10,103
e,f
Liabilities:
All Other
............
73
f
Total
...............
$2,151,599
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes securities determined to have no value at June 30, 2021.
f
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton Emerging Markets Bond Fund
(continued)
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
PEN
Peruvian Nuevo Sol
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
14. Subsequent Events
(continued)

Templeton Income Trust
Tax Information (unaudited)
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Templeton Emerging Markets Bond Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $ 36,014 of foreign taxes paid and $ 1,770,147 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON INCOME TRUST
Templeton Emerging Markets Bond Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional emerging markets local currency debt funds. The Fund commenced operations
on April 1, 2013, and thus has been in operation for less
than 10 years. The Board noted that the Fund’s annualized
income return for the one-, three- and five-year periods
was above the median of its Performance Universe. The
Board noted that the Fund’s annualized total return for the
one-, three- and five-year periods was below the median
and in the fifth quintile (worst) of its Performance Universe.
The Board discussed this performance with management
and management explained that during significant portions
of the reporting periods, management largely positioned
the Fund’s strategies for potential rising interest rates by maintaining low portfolio duration in the US, Europe and,
at times, Japan, and aiming at a negative correlation with
US Treasury returns. Management further explained that
the Fund’s underweight position of developed market
duration exposures was a headwind to performance against
peers. Management also explained that the Fund’s over-
weighted currency exposures in Latin America, exposure
to Argentina and, in 2020, underweight position in the
Australian dollar were also sources of underperformance.
Management further explained that the Fund is managed,
and marketed, as a benchmark-agnostic strategy and, as
such, can be difficult to compare to other fixed income funds.
Management noted, however, that the Fund’s defensive
positioning served to protect the Fund during recent short-
term periods of market stress. Management discussed with
the Board recent adjustments being made to the Fund’s
portfolio positions in light of current market conditions. The
Board noted management’s continued confidence in the
Fund’s portfolio management team, investment process and
long-term prospects for the Fund. The Board also noted the
Fund’s first (best) and second quintile annualized income
return compared to that of its Performance Universe. The
Board further noted that management has continued to add
resources to the portfolio management team as needed and
that the sources of analysis and input have continued to
expand. Based on the foregoing, the Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.

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Shareholder Information
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Semiannual Report
The Expense Group for the Fund included the Fund
and seven other emerging markets local currency debt
funds. The Board noted that the Management Rate for
the Fund was above the median and in the fifth quintile
(most expensive) of its Expense Group, but its actual total
expense ratio was below the median and in the first quintile
(least expensive) of its Expense Group. The Board recalled
that management had reduced the Fund’s Management
Rate effective June 1, 2020. The Board concluded that the
Management Rate charged to the Fund is reasonable. In
doing so, the Board noted the Fund’s actual total expense
ratio reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund has not yet reached an asset size that would likely
enable the Fund to achieve economies of scale.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining

Templeton Income Trust
Shareholder Information
45
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Semiannual Report
investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Templeton Income Trust
Shareholder Information
46
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Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

072 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Bond Fund
A Series of Templeton Income Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2021, many global
economies improved as coronavirus vaccines were
distributed and people reengaged with the world. However,
inflation surged in many countries in the period's second half, driven by resurgent economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks
in 2020. Many central banks signaled the end of rate-cutting, and some began to move toward policy normalization, but
the U.S. Federal Reserve, the European Central Bank and
the Bank of Japan kept their policy rates unchanged. Rising
yields during 2021's first quarter strained valuations across global fixed income markets, creating headwinds for the
asset class during the six-month period. In this environment, global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -4.75% and
-2.49% in U.S. dollar and local currency terms, respectively.
1
The U.S. dollar increased broadly appreciated most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Bond Fund’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton Global Bond Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 27
Notes to Financial Statements 31
Tax Information 46
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIA NNUAL REPORT
Templeton Global Bond Fund
This semi annual report for Templeton Global Bond Fund
covers the period ended June 3 0 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
*Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -2.69% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), had a cumulative total return of -4.75% in U.S.
dollar terms for the same period.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first three months of the six-month period ended June 30,
2021, as vaccine distributions, ongoing stimulus measures
and optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. Sovereign bond
yields also notably rose in the U.K., Canada, Australia,
Sweden and Norway. In emerging markets, yields rose in
India, Indonesia, Thailand, Brazil, Mexico, Chile, Colombia
and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined. Conditions were
somewhat different in corporate credit sectors as U.S.
investment-grade credit tiers initially saw negative returns on rate pressures, while high-yield credit tiers performed better, benefiting from greater spread cushioning. Investment-grade
corporate credits returned to positive performance in April,
May and June, modestly outpacing similar positive returns in the high-yield credit tiers.
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
That trend reversed in April and May as the USD broadly
Portfolio Composition
6/30/21
% of Total
Net Assets
Foreign Government and Agency Securities 64.8%
U.S. Government and Agency Securities 16.4%
Short-Term Investments & Other Net Assets* 18.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the Singapore dollar 1.78%, the South Korean won
3.71% and the Japanese yen 7.05%. In Europe, the euro
depreciated 2.93% against the USD. The Norwegian krone
appreciated 2.60% against the euro, and the Canadian
dollar appreciated 5.71%. The Swedish krona depreciated
0.96% against the euro. In Latin America, the Brazilian real appreciated 4.38% against the USD, while the Mexican peso
depreciated 0.25%, the Colombian peso 8.79% and the
Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached
the end of their rate-cutting cycles, with several banks
beginning to pivot towards plans for policy normalization.
The Bank of Canada began tapering its asset purchases in
April and indicated that interest rates could be raised in the second half of 2022. The Bank of England headed towards
concluding its quantitative easing program by the end of
2021. Norges Bank (Norway) indicated that a rate hike could
arrive in the second half of 2021. Riksbank (Sweden) was
on pace to wind down its asset purchase program in 2021
but intended to keep rates on hold at 0% for the foreseeable future. The Reserve Bank of New Zealand intended to end
its asset purchases by September and begin hiking rates by
mid-2022. Other developed market central banks—including
the U.S. Federal Reserve (Fed), the European Central Bank
(ECB) and the Bank of Japan (BOJ)—had not yet signaled a
normalization schedule as of the end of June.
In emerging markets, several countries faced persistent
inflation pressures that may force a faster tightening
response from their central banks. Notably, Brazil’s central bank hiked rates 75 bps three times during the period
(March, May and June) to 4.25%, and Mexico’s central bank
hiked its policy rate 25 bps in June to 4.25%, its first rate hike since December 2018. Other countries indicated they
may begin pursuing tightening policies in the second half of
2021.
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to
2.2% for 2021, from the prior estimate of 1.8%. However,

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Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for no hikes until 2024 at the March meeting. In June, 13 of 18 Fed officials indicated expectations for a rate hike by the end of
2023, with 11 indicating expectations for two hikes. Seven
officials indicated expectations for at least one hike by the end of 2022. Powell cautioned that the dot surveys do not
reflect forward guidance from the committee and that any
discussion about raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The ECB kept monetary policy unchanged at each of
its policy meetings during the period, leaving the main
refinancing operations rate at 0.0%, and the main deposit
facility rate at -0.5%. In March, the ECB announced that it
would accelerate the pace of its bond purchases under the
Pandemic Emergency Purchase Programme (PEPP). In
June, it recommitted to those levels, stating that the pace
and volume of bond purchases under the PEPP would
“continue to be conducted at a significantly higher pace than during the first months of the year.” The PEPP is currently
scheduled to run through March 2022 and has around €700
billion in capacity remaining of its total €1.85 trillion size.
The ECB raised its 2021 growth forecast for the EA to 4.6%
at its June meeting, describing conditions as “balanced”
and removing prior comments that risks were “titled to the
downside.”
The ECB also increased its 2021 inflation forecast for the
EA to 1.9% (harmonized index of consumer prices) from
1.5%. ECB President Christine Lagarde commented in June
that inflation remained distant from the ECB’s target and is expected to diminish in 2022. Lagarde warned that monetary
tightening would jeopardize the economic recovery and the
inflation outlook.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at 0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in bonds around the world based
upon our assessment of changing market, political and
economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates,
Geographic Composition
6/30/21
% of Total
Net Assets
Americas 36.6%
Asia Pacific 33.3%
Other Europe 6.7%
Middle East & Africa 3.5%
Supranational 1.1%
Short-Term Investments & Other Net Assets 18.8%

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currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, particularly in areas of Asia that
appeared to be at the forefront of the global economic
recovery. The Fund was focused on three core themes
during the six-month period: (1) weakness in the euro and
USD, on excessive fiscal and monetary policies in Europe
and the U.S., against currencies in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD and the euro. We held notable
exposures to the Chinese yuan, the South Korean won, the
Indian rupee and the Indonesian rupiah against the USD.
We added exposure to the Singapore dollar in April and the
New Zealand dollar in June. In Europe, we held exposures in
the Norwegian krone and Swedish krona against the euro. In
the Americas, we held long exposure to the Canadian dollar
against the euro, and long exposures to the Colombian
peso and Brazilian real against the USD. In May, we added
exposure to the Chilean peso against the USD. During the
period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
We saw pockets of value in certain USD-denominated
sovereign credits, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, the Fund’s net-positive position in the Japanese yen detracted from absolute performance, as did currency
positions in Latin America and Asia ex-Japan. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures
in select emerging markets. Select duration exposures in
Latin America (Argentina) and Africa (Ghana) contributed to
absolute results.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies. Currency positions detracted from relative results, while sovereign credit exposures had a largely neutral
effect. The Fund maintained a defensive approach regarding
interest rates in developed markets, while holding duration
exposures in select emerging markets. Select underweighted
duration exposures in Europe contributed to relative
performance, as did underweighted duration exposure in
the U.S. Select overweighted duration exposures in Latin
America (Argentina) and Africa (Ghana) also contributed to
relative results. Among currencies, the Fund’s overweighted
position in the Japanese yen during most of the period
detracted from relative performance, as did overweighted
currency positions in Latin America and Asia ex-Japan.
However, the Fund’s underweighted exposure to the euro
contributed to relative results.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and

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economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -2.69% -6.32%
1-Year -2.67% -6.32%
5-Year +3.47% -0.08%
10-Year +10.72% +0.64%
Advisor
6-Month -2.48% -2.48%
1-Year -2.33% -2.33%
5-Year +4.90% +0.96%
10-Year +13.59% +1.28%
See page 9 for Performance Summary footnotes.

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Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate In losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.2390
C $0.2185
R $0.2270
R6 $0.2576
Advisor $0.2508
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.92% 0.94%
Advisor 0.67% 0.69%

Your Fund’s Expenses
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $973.10 $4.76 $1,019.97 $4.87 0.97%
C $1,000 $972.10 $6.71 $1,017.99 $6.87 1.37%
R $1,000 $971.90 $5.98 $1,018.73 $6.12 1.22%
R6 $1,000 $975.90 $2.82 $1,021.94 $2.88 0.57%
Advisor $1,000 $975.20 $3.53 $1,021.22 $3.62 0.72%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.80 $10.69 $11.30 $11.89 $12.00 $11.32 $11.66
Income from investment
operations
b
:
Net investment income
c
. 0.21 0.41 0.59 0.59 0.56 0.16 0.42
Net realized and
unrealized gains (losses) (0.47) (0.85) (0.54) (0.44) (0.27) 0.60 (0.44)
Total from investment
operations ............. (0.26) (0.44) 0.05 0.15 0.29 0.76 (0.02)
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.24) (0.01) (0.66) (0.74) (0.40) — (0.12)
Tax return of capital .... — (0.44) — — — (0.08) (0.20)
Total distributions ....... (0.24) (0.45) (0.66) (0.74) (0.40) (0.08) (0.32)
Net asset value, end of
period ................ $9.30 $9.80 $10.69 $11.30 $11.89 $12.00 $11.32
Total return
d
........... (2.69)% (4.14)% 0.35% 1.27% 2.35% 6.75% (0.15)%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 0.98% 0.93% 0.92% 0.94% 0.97% 0.96% 0.93%
Expenses net of waiver and
payments by affiliates .... 0.97% 0.91% 0.85% 0.86% 0.90% 0.91% 0.90%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.97% 0.91% 0.85% 0.86%
f
0.89% 0.90% 0.90%
f
Net investment income ... 4.47% 4.03% 5.27% 4.99% 4.60% 4.22% 3.66%
Supplemental data
Net assets, end of period
(000’s) ............... $4,054,993 $4,749,790 $6,514,630 $8,375,227 $9,656,645 $12,703,966 $13,759,572
Portfolio turnover rate .... 18.33% 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.83 $10.72 $11.33 $11.92 $12.03 $11.35 $11.69
Income from investment
operations
b
:
Net investment income
c
. 0.19 0.37 0.55 0.54 0.51 0.15 0.37
Net realized and
unrealized gains (losses) (0.46) (0.85) (0.55) (0.44) (0.27) 0.59 (0.44)
Total from investment
operations ............. (0.27) (0.48) — 0.10 0.24 0.74 (0.07)
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.22) (0.01) (0.61) (0.69) (0.35) — (0.10)
Tax return of capital .... — (0.40) — — — (0.06) (0.17)
Total distributions ....... (0.22) (0.41) (0.61) (0.69) (0.35) (0.06) (0.27)
Net asset value, end of
period ................ $9.34 $9.83 $10.72 $11.33 $11.92 $12.03 $11.35
Total return
d
........... (2.79)% (4.52)% 0.06% 0.86% 1.94% 6.59% (0.55)%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.38% 1.33% 1.32% 1.34% 1.37% 1.35% 1.33%
Expenses net of waiver and
payments by affiliates .... 1.37% 1.31% 1.25% 1.26% 1.30% 1.30% 1.30%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.37% 1.31% 1.25% 1.26%
f
1.29% 1.29% 1.30%
f
Net investment income ... 4.05% 3.65% 4.87% 4.59% 4.20% 3.83% 3.26%
Supplemental data
Net assets, end of period
(000’s) ............... $480,118 $682,582 $1,392,223 $2,218,852 $3,232,023 $4,072,562 $4,430,727
Portfolio turnover rate .... 18.33% 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.80 $10.69 $11.30 $11.89 $12.00 $11.32 $11.66
Income from investment
operations
b
:
Net investment income
c
. 0.20 0.38 0.56 0.56 0.53 0.15 0.39
Net realized and
unrealized gains (losses) (0.47) (0.84) (0.54) (0.44) (0.27) 0.60 (0.44)
Total from investment
operations ............. (0.27) (0.46) 0.02 0.12 0.26 0.75 (0.05)
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.23) (0.01) (0.63) (0.71) (0.37) — (0.11)
Tax return of capital .... — (0.42) — — — (0.07) (0.18)
Total distributions ....... (0.23) (0.43) (0.63) (0.71) (0.37) (0.07) (0.29)
Net asset value, end of
period ................ $9.30 $9.80 $10.69 $11.30 $11.89 $12.00 $11.32
Total return
d
........... (2.81)% (4.38)% 0.10% 1.02% 2.10% 6.66% (0.40)%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.23% 1.18% 1.17% 1.19% 1.22% 1.21% 1.18%
Expenses net of waiver and
payments by affiliates .... 1.22% 1.16% 1.10% 1.11% 1.15% 1.16% 1.15%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.22% 1.16% 1.10% 1.11%
f
1.14% 1.15% 1.15%
f
Net investment income ... 4.23% 3.79% 5.02% 4.74% 4.35% 3.97% 3.41%
Supplemental data
Net assets, end of period
(000’s) ............... $156,132 $170,554 $208,853 $239,671 $274,295 $306,907 $319,155
Portfolio turnover rate .... 18.33% 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.75 $10.64 $11.25 $11.85 $11.96 $11.28 $11.62
Income from investment
operations
b
:
Net investment income
c
. 0.23 0.45 0.62 0.63 0.61 0.18 0.47
Net realized and
unrealized gains (losses) (0.46) (0.85) (0.53) (0.45) (0.27) 0.60 (0.44)
Total from investment
operations ............. (0.23) (0.40) 0.09 0.18 0.34 0.78 0.03
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.26) (0.01) (0.70) (0.78) (0.45) — (0.14)
Tax return of capital .... — (0.48) — — — (0.10) (0.23)
Total distributions ....... (0.26) (0.49) (0.70) (0.78) (0.45) (0.10) (0.37)
Net asset value, end of
period ................ $9.26 $9.75 $10.64 $11.25 $11.85 $11.96 $11.28
Total return
d
........... (2.41)% (3.79)% 0.73% 1.57% 2.79% 6.92% 0.25%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 0.61% 0.58% 0.57% 0.59% 0.55% 0.55% 0.53%
Expenses net of waiver and
payments by affiliates .... 0.57% 0.54% 0.48% 0.49% 0.48% 0.50% 0.50%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.57% 0.54% 0.48% 0.49%
f
0.47% 0.49% 0.50%
f
Net investment income ... 4.83% 4.42% 5.64% 5.36% 5.02% 4.63% 4.06%
Supplemental data
Net assets, end of period
(000’s) ............... $1,322,491 $2,273,175 $4,407,299 $4,084,816 $3,870,342 $2,924,394 $3,096,051
Portfolio turnover rate .... 18.33% 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.75 $10.64 $11.25 $11.85 $11.96 $11.28 $11.62
Income from investment
operations
b
:
Net investment income
c
. 0.22 0.43 0.61 0.61 0.59 0.17 0.44
Net realized and
unrealized gains (losses) (0.46) (0.84) (0.54) (0.44) (0.27) 0.60 (0.43)
Total from investment
operations ............. (0.24) (0.41) 0.07 0.17 0.32 0.77 0.01
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.25) (0.01) (0.68) (0.77) (0.43) — (0.13)
Tax return of capital .... — (0.47) — — — (0.09) (0.22)
Total distributions ....... (0.25) (0.48) (0.68) (0.77) (0.43) (0.09) (0.35)
Net asset value, end of
period ................ $9.26 $9.75 $10.64 $11.25 $11.85 $11.96 $11.28
Total return
d
........... (2.48)% (3.92)% 0.60% 1.44% 2.62% 6.86% 0.10%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates and
expense reduction ....... 0.73% 0.69% 0.67% 0.69% 0.72% 0.71% 0.68%
Expenses net of waiver and
payments by affiliates .... 0.72% 0.66% 0.60% 0.61% 0.65% 0.66% 0.65%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.72% 0.66% 0.60% 0.61%
f
0.64% 0.65% 0.65%
f
Net investment income ... 4.71% 4.31% 5.52% 5.24% 4.85% 4.47% 3.91%
Supplemental data
Net assets, end of period
(000’s) ............... $5,458,163 $7,050,610 $14,244,707 $18,506,219 $20,808,794 $20,838,200 $22,169,948
Portfolio turnover rate .... 18.33% 60.07% 32.63% 19.86% 42.12% 22.63% 49.70%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments (unaudited), June 30, 2021
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 64.8%
Argentina 4.1%
a,b
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 26,900,612,636 ARS $ 159,640,344
Index Linked, 1.3%, 9/20/22 ....... 265,918,817 ARS 1,558,363
Index Linked, 1.4%, 3/25/23 ....... 18,024,104,189 ARS 102,908,761
Index Linked, 1.5%, 3/25/24 ....... 15,002,225,972 ARS 81,329,107
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 8,062,394,000 ARS 45,209,266
16%, 10/17/23 ................. 8,956,326,700 ARS 32,573,609
15.5%, 10/17/26 ................ 18,801,412,000 ARS 44,657,938
467,877,388
Brazil 1.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 230,020,000 BRL 49,000,187
10%, 1/01/27 .................. 99,150,000 BRL 21,239,535
10%, 1/01/29 .................. 99,190,000 BRL 21,315,791
10%, 1/01/31 .................. 158,250,000 BRL 33,757,377
125,312,890
Colombia 3.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,864,719
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,466,961
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 249,235,700,000 COP 68,649,016
B, 10%, 7/24/24 ................ 518,579,000,000 COP 157,618,013
B, 6.25%, 11/26/25 .............. 15,492,000,000 COP 4,189,268
B, 7.5%, 8/26/26 ............... 309,760,200,000 COP 87,489,341
B, 5.75%, 11/03/27 .............. 10,656,000,000 COP 2,721,330
B, 6%, 4/28/28 ................. 236,008,100,000 COP 60,456,313
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 48,779,269
435,234,230
Ghana 3.5%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 10,770,000 GHS 1,840,692
18.75%, 1/24/22 ................ 243,080,000 GHS 42,094,931
17.6%, 11/28/22 ................ 3,220,000 GHS 558,300
Senior Note, 17.6%, 2/20/23 ...... 14,885,000 GHS 2,584,509
19.75%, 3/25/24 ................ 306,980,000 GHS 55,601,994
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 1,085,710
19%, 11/02/26 ................. 890,765,000 GHS 155,893,072
19.75%, 3/15/32 ................ 840,925,000 GHS 148,212,514
407,871,722
India 3.4%
India Government Bond ,
8.79%, 11/08/21 ................ 7,315,000,000 INR 100,109,611
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 28,224,446
8.2%, 9/24/25 ................. 320,200,000 INR 4,696,238
Senior Note , 5.15%, 11/09/25 ...... 622,300,000 INR 8,220,647
7.59%, 1/11/26 ................. 7,001,000,000 INR 100,485,560
7.27%, 4/08/26 ................ 1,448,000,000 INR 20,569,720

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
8.33%, 7/09/26 ................ 8,401,000,000 INR $ 124,259,258
386,565,480
Indonesia 10.9%
Indonesia Government Bond ,
FR53, 8.25%, 7/15/21 ........... 803,921,000,000 IDR 55,531,841
FR61, 7%, 5/15/22 .............. 423,493,000,000 IDR 30,122,619
FR35, Senior Bond, 12.9%, 6/15/22 . 1,172,669,000,000 IDR 88,016,491
FR43, 10.25%, 7/15/22 .......... 377,390,000,000 IDR 27,768,356
FR63, 5.625%, 5/15/23 .......... 1,657,468,000,000 IDR 117,085,826
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 504,662,573
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 50,723,647
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 203,920,744
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,559,882
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 11,771,734
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 44,194,794
FR86, 5.5%, 4/15/26 ............ 1,433,452,000,000 IDR 99,343,167
1,252,701,674
Mexico 11.2%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 6,846,650,000 MXN 346,853,926
M, Senior Note, 6.75%, 3/09/23 .... 9,506,535,300 MXN 485,891,012
M, Senior Bond, 8%, 12/07/23 ..... 8,497,572,000 MXN 446,999,002
1,279,743,940
Norway 6.7%
c
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 302,128,582
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 358,717,417
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 106,303,325
767,149,324
South Korea 19.0%
Korea Monetary Stabilization Bond ,
1.285%, 2/02/22 ................ 138,640,000,000 KRW 122,986,030
Senior Note, 0.87%, 2/02/23 ...... 408,050,000,000 KRW 359,094,827
Senior Note , 0.905%, 4/02/23 ...... 449,400,000,000 KRW 395,117,684
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 440,550,000,000 KRW 390,568,445
2.25%, 9/10/23 ................ 13,848,000,000 KRW 12,483,116
0.875%, 12/10/23 ............... 247,523,000,000 KRW 216,406,715
1.875%, 3/10/24 ................ 239,662,000,000 KRW 214,457,195
1.375%, 9/10/24 ................ 385,853,010,000 KRW 339,641,257
3%, 9/10/24 ................... 146,030,000,000 KRW 135,052,413
2,185,807,682
Supranational 1.1%
d
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 127,301,277
Total Foreign Government and Agency Securities (Cost $9,534,482,309) ...........
7,435,565,607

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 16.4%
United States 16.4%
U.S. Treasury Notes ,
1.75%, 12/31/24 ................ 168,125,000 $ 174,987,915
2.125%, 5/15/25 ................ 343,230,000 362,509,874
2.875%, 5/31/25 ................ 287,950,000 312,661,958
2.625%, 12/31/25 ............... 418,885,000 452,919,406
1.625%, 2/15/26 ................ 226,420,000 234,760,394
2.125%, 5/31/26 ................ 103,431,000 109,717,665
1.625%, 10/31/26 ............... 226,430,000 234,576,173
1,882,133,385
Total U.S. Government and Agency Securities (Cost $1,851,817,677) ..............
1,882,133,385
Total Long Term Investments (Cost $11,386,299,986) ............................
9,317,698,992
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.8%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 174,655,000 AUD 1,116,206
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 109,126,000 4,261,172
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 322,233,000 79,141
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 20.98 MXN, Expires 10/07/21 . 1 629,040,000 6,718,337
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 21.57 MXN, Expires
9/15/21 ...................... 1 101,678,000 451,455
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 154,676,000 330,003
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 551,592,000 14,062,210
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 249,525,000 123,905
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 348,060,000 3,064,171
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 4,313,812
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 25.55 MXN, Expires 12/22/22 . 1 276,403,000 4,313,812

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 $ 2,911,787
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 2,911,787
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 195,030,000 5,439,624
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 220,019,000 6,264,974
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 220,016,000 5,589,945
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 364,445,000 126,221
62,078,562
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 48,543,000 AUD 19
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 349,306,000 AUD 935,533
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 77.45 JPY, Expires 9/14/21 ... 1 154,570,000 AUD 193,195
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 194,173,000 AUD 11,537
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.55 JPY, Expires 9/14/21 ... 1 294,155,000 AUD 1,176,718
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 309,141,000 AUD 3,723,544
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.66 JPY, Expires 9/14/21 ... 1 662,521,000 AUD 5,960,515
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 483,634,000 15,135
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 275,795,000 1,347,074
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 351,363,000 692,176

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 275,795,000 $ 2,001,941
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 116,007,000 234,176
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 87,334,000 143,343
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 165,014,000 720,024
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.58 MXN, Expires 10/07/21 . 1 137,000,000 1,151,156
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 19.59 MXN, Expires 9/03/21 .. 1 318,547,000 2,115,875
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 689,397
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 97,515,000 1,287,865
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 689,397
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 165,013,000 1,711,364
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 148,728,000 8,594,222
33,394,206
Total Options Purchased (Cost $212,840,526) ...................................
95,472,768
Short Term Investments 17.0%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.6%
Argentina 0.4%
a,b,e
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 2/28/22 ............ 958,794,673 ARS 5,620,389
Index Linked, 4/18/22 ............ 7,271,348,035 ARS 42,464,699
48,085,088
Brazil 2.5%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 398,720,000 BRL 66,234,801

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
e
Brazil Letras do Tesouro Nacional,
(continued)
7/01/24 ...................... 1,392,970,000 BRL $ 221,724,055
287,958,856
Japan 4.1%
e
Japan Treasury Bills ,
7/19/21 ...................... 3,286,600,000 JPY 29,587,827
8/25/21 ...................... 22,812,600,000 JPY 205,393,364
9/13/21 ...................... 10,025,600,000 JPY 90,270,505
9/27/21 ...................... 15,711,000,000 JPY 141,467,691
466,719,387
Singapore 4.6%
e
Singapore Treasury Bills ,
7/16/21 ...................... 199,850,000 SGD 148,600,307
8/13/21 ...................... 36,540,000 SGD 27,164,347
8/20/21 ...................... 243,750,000 SGD 181,197,906
8/24/21 ...................... 229,240,000 SGD 170,406,481
527,369,041
Total Foreign Government and Agency Securities (Cost $1,328,996,072) ...........
1,330,132,372
Industry Shares
Money Market Funds 5.4%
United States 5.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 619,893,656 619,893,656
Total Money Market Funds (Cost $619,893,656) .................................
619,893,656
a a a a a
Total Short Term Investments (Cost $1,948,889,728 ) .............................
1,950,026,028
a a a
a
Total Investments (Cost $13,548,030,240) 99.0% ................................
$11,363,197,788
Options Written (0.8)% .......................................................
(95,660,315)
Other Assets, less Liabilities 1.8% .............................................
204,359,527
Net Assets 100.0% ...........................................................
$11,471,897,000
a a a
a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.8)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (5,131,246)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 85.74 JPY, Expires 9/14/21 ... 1 441,682,000 AUD (1,389,326)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 483,634,000 (6,734,438)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.10 MXN, Expires 9/03/21 .. 1 318,547,000 $ (1,801,314)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 148,728,000 (576,207)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.61 MXN, Expires 10/07/21 . 1 314,520,000 (907,889)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (2,967,692)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 82,922,000 (2,967,692)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 154,676,000 (56,961)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 24.20 MXN, Expires
9/15/21 ...................... 1 61,426,000 (34,113)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 62,382,000 (3,092)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 222,890,000 (470,664)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 367,702,000 (2,700,745)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 165,014,000 (10,276)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 165,013,000 (3,143)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 121,484,000 (73,421)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (388,680)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 52,200,000 (388,680)
(26,605,579)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 174,655,000 AUD (116,589)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 194,173,000 AUD $ (1,599)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 464,175,000 AUD (2,537,388)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.56 JPY, Expires 9/14/21 ... 1 331,261,000 AUD (1,330,272)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.09 JPY, Expires 9/14/21 ... 1 147,077,000 AUD (1,065,444)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 109,126,000 (74,946)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 161,401,000 (478)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.05 MXN, Expires 10/07/21 . 1 137,000,000 (394,925)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.32 MXN, Expires 10/07/21 . 1 565,803,000 (2,890,865)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 351,363,000 (4,096,509)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 551,592,000 (9,295,031)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 232,014,000 (2,468,407)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (1,359,161)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 82,922,000 (1,359,161)
Foreign Exchange USD/MXN,
Counterparty MSCO, September
Strike Price 20.21 MXN, Expires
9/15/21 ...................... 1 30,713,000 (665,560)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 165,014,000 (8,003,721)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 165,013,000 (11,797,431)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (5,583,369)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 195,030,000 (10,430,511)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 $ (5,583,369)
(69,054,736)
Total Options Written (Premiums received $134,879,287) .........................
$ (95,660,315)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f).
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 11 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $767,149,324, representing 6.7% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 4,523,830,500 6,226,883 7/01/21 $ — $ (66,815)
Chilean Peso ...... JPHQ Sell 4,523,830,500 6,100,835 7/01/21 — (59,232)
Chilean Peso ...... GSCO Buy 5,542,140,000 7,644,331 7/02/21 — (97,639)
Chilean Peso ...... GSCO Sell 5,542,140,000 7,530,082 7/02/21 — (16,611)
Chilean Peso ...... JPHQ Buy 8,910,139,700 12,285,442 7/02/21 — (152,568)
Chilean Peso ...... JPHQ Sell 8,910,139,700 12,016,048 7/02/21 — (116,826)
Chilean Peso ...... JPHQ Buy 15,551,018,000 21,650,507 7/06/21 — (477,096)
Chilean Peso ...... JPHQ Sell 15,551,018,000 21,114,756 7/06/21 — (58,655)
Mexican Peso ...... CITI Buy 1,037,061,000 52,291,778 7/08/21 — (309,526)
Mexican Peso ...... CITI Sell 1,037,061,000 48,166,170 7/08/21 — (3,816,081)
Indian Rupee ...... HSBK Buy 2,559,257,100 34,153,027 7/12/21 221,276 —
Australian Dollar .... JPHQ Sell 123,055,692 9,362,815,399 JPY 7/13/21 — (7,979,330)
Japanese Yen ...... JPHQ Sell 10,170,148,198 123,055,692 AUD 7/13/21 1,609,357 (898,408)
Chinese Yuan ...... CITI Buy 856,161,690 131,196,434 7/14/21 1,056,223 —
Chilean Peso ...... GSCO Buy 9,397,650,000 13,013,793 7/15/21 — (221,608)
Euro ............. DBAB Sell 148,111,462 1,513,913,899 SEK 7/15/21 1,244,694 —
South Korean Won .. CITI Buy 47,947,800,000 42,898,631 7/21/21 — (468,137)
Singapore Dollar .... MSCO Buy 26,250,000 19,766,120 7/22/21 — (246,247)
South Korean Won .. JPHQ Buy 48,338,500,000 43,347,297 7/22/21 — (571,302)
South Korean Won .. JPHQ Buy 47,357,300,000 42,454,258 7/26/21 — (547,546)
South Korean Won .. CITI Buy 116,554,900,000 104,609,537 8/02/21 — (1,473,836)
Euro ............. HSBK Sell 397,725,072 619,041,917 CAD 8/03/21 27,319,778 —
South Korean Won .. BNDP Buy 115,172,700,000 103,475,796 8/03/21 — (1,563,735)
Chilean Peso ...... GSCO Buy 32,633,671,336 45,449,567 8/06/21 — (1,054,655)
Euro ............. CITI Sell 33,949,451 4,469,275,520 JPY 8/06/21 — (45,510)
Japanese Yen ...... CITI Sell 4,500,746,661 33,949,451 EUR 8/06/21 — (237,881)
Chilean Peso ...... GSCO Buy 5,542,140,000 7,526,196 8/09/21 12,750 —
Euro ............. HSBK Sell 26,400,000 31,756,560 8/10/21 423,126 —
Japanese Yen ...... CITI Buy 18,398,773,800 176,120,607 8/13/21 — (10,433,816)
Japanese Yen ...... CITI Sell 18,398,773,800 177,774,519 8/13/21 12,087,728 —
Mexican Peso ...... CITI Sell 1,300,123,500 65,338,018 8/13/21 536,082 (61,507)
Australian Dollar .... CITI Sell 69,000,000 54,004,920 8/16/21 2,258,199 —
Australian Dollar .... MSCO Sell 133,184,000 103,706,385 8/16/21 3,824,714 —
Chilean Peso ...... GSCO Buy 19,040,583,935 26,964,319 8/16/21 — (1,068,287)
Euro ............. CITI Sell 226,000,000 274,884,930 8/16/21 6,618,977 —
Chilean Peso ...... GSCO Buy 18,226,556,423 25,763,381 8/17/21 — (975,101)
Chilean Peso ...... JPHQ Buy 35,742,600,000 50,146,965 8/17/21 — (1,536,707)
Euro ............. HSBK Sell 227,266,283 29,199,331,166 JPY 8/18/21 — (6,819,738)
Mexican Peso ...... CITI Sell 1,427,555,800 65,970,212 8/23/21 — (5,160,377)
Euro ............. CITI Sell 264,788,375 33,977,909,078 JPY 8/24/21 — (8,349,479)
Japanese Yen ...... CITI Buy 26,872,360,000 255,063,907 8/24/21 — (13,047,402)
Japanese Yen ...... CITI Sell 26,872,360,000 248,665,405 8/24/21 6,648,900 —
Chilean Peso ...... GSCO Buy 24,514,422,714 33,676,625 9/01/21 — (350,126)
Indian Rupee ...... JPHQ Buy 4,628,008,500 61,527,121 9/07/21 201,113 —
Indian Rupee ...... CITI Buy 4,496,477,800 59,797,564 9/08/21 168,548 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 37,787,961 9/08/21 — (126,818)
Indian Rupee ...... CITI Buy 4,358,906,500 58,812,744 9/09/21 — (688,848)
Chinese Yuan ...... BOFA Buy 991,455,720 154,354,216 9/10/21 — (1,845,081)
Chinese Yuan ...... CITI Buy 1,532,586,140 238,576,488 9/10/21 — (2,828,805)
Chinese Yuan ...... BOFA Buy 1,188,701,030 184,781,755 9/13/21 — (1,972,278)
Indian Rupee ...... HSBK Buy 2,566,417,190 34,755,521 9/13/21 — (551,337)
Chilean Peso ...... GSCO Buy 32,405,456,859 44,655,657 9/15/21 — (621,113)
Euro ............. DBAB Sell 25,295,229 260,313,200 SEK 9/15/21 396,542 —
Euro ............. DBAB Sell 29,875,081 321,641,100 NOK 9/15/21 1,897,444 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
See Note  9  regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Sell 1,409,269,100 70,949,459 9/15/21 $ 947,535 $ —
Norwegian Krone ... DBAB Sell 321,641,100 31,963,301 EUR 9/15/21 582,896 —
Euro ............. DBAB Sell 186,200,482 1,892,392,746 SEK 9/16/21 133,523 —
Euro ............. JPHQ Sell 76,360,969 814,107,200 NOK 9/20/21 3,910,193 —
Norwegian Krone ... JPHQ Sell 620,904,900 62,013,903 EUR 9/20/21 1,501,850 —
New Zealand Dollar . BOFA Buy 56,380,000 39,974,125 9/21/21 — (580,462)
Chilean Peso ...... JPHQ Buy 17,986,259,800 24,233,057 9/24/21 200,809 —
Chilean Peso ...... GSCO Buy 4,655,410,000 6,345,979 9/29/21 — (22,726)
Euro ............. JPHQ Sell 149,016,523 1,521,905,753 NOK 9/29/21 — (164,500)
Norwegian Krone ... JPHQ Sell 1,521,905,753 151,972,495 EUR 9/29/21 3,676,633 —
Chilean Peso ...... JPHQ Buy 29,488,000,000 41,201,120 9/30/21 — (1,150,051)
Euro ............. CITI Sell 136,685,041 1,389,500,000 NOK 9/30/21 — (905,368)
Euro ............. JPHQ Sell 7,954,529 80,334,375 NOK 9/30/21 — (114,177)
Mexican Peso ...... CITI Sell 518,530,500 25,867,031 10/01/21 167,675 —
Chilean Peso ...... JPHQ Buy 15,551,018,000 21,086,412 10/04/21 32,150 —
Chinese Yuan ...... HSBK Buy 927,022,870 139,467,999 10/15/21 2,775,595 —
Euro ............. DBAB Sell 111,898,594 1,135,435,030 SEK 10/18/21 — (181,080)
Euro ............. DBAB Sell 111,864,418 1,135,435,030 SEK 10/19/21 — (141,955)
Euro ............. DBAB Sell 204,390,448 2,060,194,402 NOK 10/19/21 — (3,555,878)
Euro ............. JPHQ Sell 163,635,626 1,649,025,750 NOK 10/19/21 — (2,890,108)
Euro ............. CITI Sell 115,420,000 138,531,701 10/21/21 1,321,984 —
Singapore Dollar .... MSCO Buy 33,100,000 24,796,887 10/21/21 — (184,034)
Euro ............. CITI Sell 115,420,000 139,501,229 10/22/21 2,288,152 —
Euro ............. HSBK Sell 256,577,245 32,368,502,297 JPY 10/25/21 — (13,320,093)
Euro ............. CITI Sell 114,670,000 138,571,815 10/26/21 2,236,997 —
Singapore Dollar .... CITI Buy 26,320,000 19,811,818 10/26/21 — (240,531)
Mexican Peso ...... CITI Sell 518,530,500 25,756,532 11/01/21 169,310 —
Euro ............. HSBK Sell 147,802,427 220,919,549 CAD 11/03/21 2,438,500 —
Indian Rupee ...... CITI Buy 3,363,647,800 44,159,745 11/10/21 344,500 —
Australian Dollar .... HSBK Sell 68,959,000 53,343,234 11/17/21 1,606,011 —
Euro ............. HSBK Sell 225,999,999 274,088,279 11/17/21 5,244,936 —
Australian Dollar .... JPHQ Sell 62,696,000 48,428,459 11/18/21 1,389,895 —
Euro ............. CITI Sell 225,955,000 273,831,475 11/18/21 5,035,084 —
Chinese Yuan ...... JPHQ Buy 644,088,108 98,728,070 11/22/21 — (150,246)
Chinese Yuan ...... JPHQ Buy 588,157,946 90,972,893 12/10/21 — (1,064,148)
Chinese Yuan ...... JPHQ Buy 1,290,035,552 199,462,979 12/13/21 — (2,301,567)
Euro ............. DBAB Sell 134,100,784 1,352,258,895 SEK 12/13/21 — (1,308,409)
Chinese Yuan ...... HSBK Buy 933,091,780 144,198,146 12/15/21 — (1,609,117)
Euro ............. DBAB Sell 41,070,596 415,544,078 SEK 12/16/21 — (239,378)
New Zealand Dollar . JPHQ Buy 185,570,000 132,378,401 12/20/21 — (2,779,288)
New Zealand Dollar . CITI Buy 66,290,000 46,976,408 12/21/21 — (680,786)
New Zealand Dollar . JPHQ Buy 66,310,000 46,880,573 12/21/21 — (570,983)
Chilean Peso ...... GSCO Buy 18,719,530,000 25,300,123 12/23/21 98,960 (51,660)
Indian Rupee ...... JPHQ Buy 4,614,943,200 59,786,801 1/27/22 665,424 —
Euro ............. DBAB Sell 25,714,286 260,010,000 SEK 6/15/22 — (243,585)
Total Forward Exchange Contracts ................................................... $103,294,063 $(111,366,194)
Net unrealized appreciation (depreciation) ............................................ $(8,072,131)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 45 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Templeton
Global Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,928,136,584
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 619,893,656
Value - Unaffiliated issuers .................................................................. $10,743,304,132
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 619,893,656
Cash .................................................................................... 7,780,000
Restricted currency, at value (cost $1,662) (Note 1d) ................................................ 1,662
Foreign currency, at value (cost $89,279,359) ...................................................... 89,753,149
Receivables:
Capital shares sold ........................................................................ 17,922,757
Interest ................................................................................. 125,416,139
Deposits with brokers for:
OTC derivative contracts .................................................................. 52,151,115
Unrealized appreciation on OTC forward exchange contracts .......................................... 103,294,063
Total assets .......................................................................... 11,759,516,673
Liabilities:
Payables:
Capital shares redeemed ................................................................... 51,123,214
Management fees ......................................................................... 4,678,052
Distribution fees .......................................................................... 1,180,276
Transfer agent fees ........................................................................ 5,778,463
Deposits from brokers for:
OTC derivative contracts .................................................................. 850,000
Options written, at value (premiums received $134,879,287) ........................................... 95,660,315
Unrealized depreciation on OTC forward exchange contracts .......................................... 111,366,194
Deferred tax ............................................................................... 12,772,755
Accrued expenses and other liabilities ........................................................... 4,210,404
Total liabilities ......................................................................... 287,619,673
Net assets, at value ................................................................. $11,471,897,000
Net assets consist of:
Paid-in capital ............................................................................. $17,545,710,377
Total distributable earnings (losses) ............................................................. (6,073,813,377)
Net assets, at value ................................................................. $11,471,897,000

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
Global Bond
Fund
Class A:
Net assets, at value ....................................................................... $4,054,993,304
Shares outstanding ........................................................................ 435,850,220
Net asset value per share
a
.................................................................. $9.30
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.66
Class C:
Net assets, at value ....................................................................... $480,117,870
Shares outstanding ........................................................................ 51,430,587
Net asset value and maximum offering price per share
a
............................................. $9.34
Class R:
Net assets, at value ....................................................................... $156,131,715
Shares outstanding ........................................................................ 16,781,117
Net asset value and maximum offering price per share ............................................. $9.30
Class R6:
Net assets, at value ....................................................................... $1,322,490,798
Shares outstanding ........................................................................ 142,861,086
Net asset value and maximum offering price per share ............................................. $9.26
Advisor Class:
Net assets, at value ....................................................................... $5,458,163,313
Shares outstanding ........................................................................ 589,482,833
Net asset value and maximum offering price per share ............................................. $9.26
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Templeton
Global Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $30,050
Interest: (net of foreign taxes of $13,875,282)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 98,827,467
Paid in cash
a
........................................................................... 256,971,948
Total investment income ................................................................... 355,829,465
Expenses:
Management fees (Note 3 a ) ................................................................... 31,846,023
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,455,779
    Class C ................................................................................ 1,841,867
    Class R ................................................................................ 403,820
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,836,158
    Class C ................................................................................ 497,283
    Class R ................................................................................ 142,086
    Class R6 ............................................................................... 535,918
    Advisor Class ............................................................................ 5,438,274
Custodian fees ............................................................................. 2,470,312
Reports to shareholders ...................................................................... 1,016,465
Registration and filing fees .................................................................... 204,669
Professional fees ........................................................................... 156,119
Trustees' fees and expenses .................................................................. 266,252
Other .................................................................................... 240,638
Total expenses ......................................................................... 54,351,663
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (710,567)
Net expenses ......................................................................... 53,641,096
Net investment income ................................................................ 302,188,369
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $935,348)
Unaffiliated issuers ...................................................................... (852,984,840)
Written options ........................................................................... 2,549,614
Foreign currency transactions ................................................................ 2,178,122
Forward exchange contracts ................................................................. (445,319,851)
Net realized gain (loss) .................................................................. (1,293,576,955)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 197,013,798
Translation of other assets and liabilities denominated in foreign currencies .............................. (6,899,497)
Written options ........................................................................... 54,535,754
Forward exchange contracts ................................................................. 385,020,916
Change in deferred taxes on unrealized appreciation ............................................... 5,812,888
Net change in unrealized appreciation (depreciation) ............................................ 635,483,859
Net realized and unrealized gain (loss) ............................................................ (658,093,096)
Net increase (decrease) in net assets resulting from operations .......................................... $(355,904,727)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
30
Templeton Global Bond Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $302,188,369 $886,702,807
Net realized gain (loss) ................................................. (1,293,576,955) (2,805,697,849)
Net change in unrealized appreciation (depreciation) ........................... 635,483,859 889,421,207
Net increase (decrease) in net assets resulting from operations ................ (355,904,727) (1,029,573,835)
Distributions to shareholders:
Class A ............................................................. (110,018,695) (6,612,491)
Class C ............................................................. (12,862,580) (1,078,750)
Class R ............................................................. (3,861,583) (206,391)
Class R6 ............................................................ (50,391,793) (4,369,772)
Advisor Class ........................................................ (164,106,975) (13,136,851)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (242,434,431)
Class C ............................................................. — (39,550,308)
Class R ............................................................. — (7,566,931)
Class R6 ............................................................ — (160,209,371)
Advisor Class ........................................................ — (481,637,650)
Total distributions to shareholders .......................................... (341,241,626) (956,802,946)
Capital share transactions: (Note 2 )
Class A ............................................................. (463,828,942) (1,254,552,693)
Class C ............................................................. (172,617,433) (611,685,910)
Class R ............................................................. (5,913,508) (21,561,017)
Class R6 ............................................................ (852,184,075) (1,802,048,802)
Advisor Class ........................................................ (1,263,124,179) (6,164,776,063)
Total capital share transactions ............................................ (2,757,668,137) (9,854,624,485)
Net increase (decrease) in net assets ................................... (3,454,814,490) (11,841,001,266)
Net assets:
Beginning of period ..................................................... 14,926,711,490 26,767,712,756
End of period .......................................................... $11,471,897,000 $14,926,711,490

Templeton Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Bond Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds, and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Bond Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
d. Restricted Currency
At June 30 2021, the Fund held currencies in certain markets in which the ability to repatriate such currency is limited. As a result of such limitations on repatriation, the Fund may incur substantial delays in gaining access to these assets and
may be exposed to potential adverse movements in currency
value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 27,154,449 $259,791,184 80,792,449 $816,587,860
Shares issued in reinvestment of distributions .......... 10,724,634 102,005,371 23,054,024 232,611,154
Shares redeemed ............................... (86,724,434) (825,625,497) (228,757,398) (2,303,751,707)
Net increase (decrease) .......................... (48,845,351) $(463,828,942) (124,910,925) $(1,254,552,693)
Class C Shares:
Shares sold ................................... 1,164,609 $11,168,458 4,477,787 $45,842,838
Shares issued in reinvestment of distributions .......... 1,317,431 12,580,509 3,663,000 37,176,208
Shares redeemed
a
.............................. (20,488,102) (196,366,400) (68,613,100) (694,704,956)
Net increase (decrease) .......................... (18,006,062) $(172,617,433) (60,472,313) $(611,685,910)
Class R Shares:
Shares sold ................................... 2,074,914 $19,827,051 4,274,406 $43,070,893
Shares issued in reinvestment of distributions .......... 402,538 3,827,283 758,709 7,649,988
Shares redeemed ............................... (3,100,149) (29,567,842) (7,172,655) (72,281,898)
Net increase (decrease) .......................... (622,697) $(5,913,508) (2,139,540) $(21,561,017)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.486% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 30,443,691 $290,968,174 75,175,247 $760,067,332
Shares issued in reinvestment of distributions .......... 4,787,770 45,371,799 14,541,119 146,434,916
Shares redeemed ............................... (125,469,968) (1,188,524,048) (270,886,633) (2,708,551,050)
Net increase (decrease) .......................... (90,238,507) $(852,184,075) (181,170,267) $(1,802,048,802)
Advisor Class Shares:
Shares sold ................................... 86,201,468 $821,080,684 254,268,866 $2,575,004,566
Shares issued in reinvestment of distributions .......... 15,850,777 150,061,574 44,737,624 450,779,593
Shares redeemed ............................... (235,416,166) (2,234,266,437) (915,126,570) (9,190,560,222)
Net increase (decrease) .......................... (133,363,921) $(1,263,124,179) (616,120,080) $(6,164,776,063)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Bond Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $10,449,719, of which $3,319,466 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,333
CDSC retained .............................................................................. $39,621
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $396,875,278.
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, swaps, options sold, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $1,730,879,789 $3,520,198,642 $(4,631,184,775) $— $— $619,893,656 619,893,656 $30,050
Total Affiliated Securities .... $1,730,879,789 $3,520,198,642 $(4,631,184,775) $— $— $619,893,656 $30,050
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $7,393,297
Long term ................................................................................ 2,157,815,968
Total capital loss carryforwards ............................................................... $2,165,209,265
Cost of investments .......................................................................... $13,422,267,166
Unrealized appreciation ........................................................................ $937,439,402
Unrealized depreciation ........................................................................ (3,100,241,227)
Net unrealized appreciation (depreciation) .......................................................... $(2,162,801,825)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$1,976,081,856 and $4,112,650,674, respectively.
6. Credit Risk
At June 30, 2021, the Fund had 12.6% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 4.6% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 95,472,768
a
Options written, at value $ 95,660,315
Unrealized appreciation on OTC
forward exchange contracts
103,294,063 Unrealized depreciation on OTC
forward exchange contracts
111,366,194
Total .................... $198,766,831 $207,026,509
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

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(continued)
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of options represented $19,865,579,509. The average month end contract value of forward exchange contracts was $16,509,138,538.
At June 30, 2021, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(196,098,207)
a
Investments $63,347,586
a
Written options 2,549,614 Written options 54,535,754
Forward exchange contracts (445,319,851) Forward exchange contracts 385,020,916
Total ....................... $(638,868,444) $502,904,256
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Derivatives
Forward exchange contracts ............................. $ 103,294,063 $ 111,366,194
Options purchased ..................................... 95,472,768 —
Options written ........................................ — 95,660,315
Total ............................................. $198,766,831 $207,026,509
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Bond Fund
(continued)
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 95,634,516 (95,634,516) — — —
DBAB ................... 4,255,099 (4,255,099) — — —
GSCO ................... 111,710 (111,710) — — —
HSBK ................... 40,029,222 (22,300,285) (16,816,016) — 912,921
JPHQ ................... 13,187,424 (13,187,424) — — —
MSCO ................... 45,548,860 (41,594,007) — (850,000) 3,104,853
Total ................... $198,766,831 $(177,083,041) $ (16,816,016) $(850,000) $4,017,774
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $1,563,735 $— $— $(1,370,000) $193,735
BOFA .................... 4,397,821 — — (4,290,000) 107,821
CITI ..................... 103,244,479 (95,634,516) — (7,609,963) —
DBAB ................... 5,670,285 (4,255,099) — (401,289) 1,013,897
GSCO ................... 4,479,526 (111,710) — (2,330,000) 2,037,816
HSBK ................... 22,300,285 (22,300,285) — — —
JPHQ ................... 23,776,371 (13,187,424) — (8,869,827) 1,719,120
MSCO ................... 41,594,007 (41,594,007) — — —
Total ................... $207,026,509 $(177,083,041) $— $(24,871,079) $5,072,389
a
At June 30, 2021, the Fund received U.S. Treasury Bonds and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 45 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Bond Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 467,877,388 $ 467,877,388
Brazil ............................... — 125,312,890 — 125,312,890
Colombia ............................ — 435,234,230 — 435,234,230
Ghana .............................. — 407,871,722 — 407,871,722
India ................................ — 386,565,480 — 386,565,480
Indonesia ............................ — 1,252,701,674 — 1,252,701,674
Mexico .............................. — 1,279,743,940 — 1,279,743,940
Norway .............................. — 767,149,324 — 767,149,324
South Korea .......................... — 2,185,807,682 — 2,185,807,682
Supranational ......................... — 127,301,277 — 127,301,277
U.S. Government and Agency Securities ....... — 1,882,133,385 — 1,882,133,385
Options purchased ....................... — 95,472,768 — 95,472,768
Short Term Investments ................... 619,893,656 1,282,047,284 48,085,088 1,950,026,028
Total Investments in Securities ........... $619,893,656 $10,227,341,656 $515,962,476 $11,363,197,788
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 103,294,063 $ — $ 103,294,063
Restricted Currency (ARS) ................. — — 1,662 1,662
Total Other Financial Instruments ......... $— $103,294,063 $1,662 $103,295,725
Receivables:
Interest (ARS) ........................... $— $— $9,219,313 $9,219,313
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 95,660,315 $ — $ 95,660,315
Forward exchange contracts ................ — 111,366,194 — 111,366,194
Total Other Financial Instruments ......... $— $207,026,509 $— $207,026,509
Payables:
Deferred Tax(ARS) ....................... $— $— $25,586 $25,586
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government
and Agency
Securities :
Argentina ..... $ 506,006,278 $ 125,148,879 $ (113,095,468) $ — $ — $ 21,097,986 $ (417,798,003) $ 346,517,716 $ 467,877,388 $ (48,721,823)
Short Term
Investments ... 32,820,953 58,401,811 (33,774,123) — — 343,602 (3,254,709) (6,452,446) 48,085,088 (5,490,640)
Total Investments in
Securities ........ $538,827,231 $183,550,690 $(146,869,591) $— $— $21,441,588 $(421,052,712) $340,065,270 $515,962,476 $(54,212,463)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$106,650 $326,889,464 $(324,572,728) $— $— $— $(2,423,132) $1,408 $1,662 $—
Receivables:
Interest (ARS) ..
$11,892,277 $124,349,333 $(124,684,899) $— $— $— $(90,572) $(2,246,826) $9,219,313 $(412,708)
Liabilities:
Payables:
Deferred Tax (ARS)
$30,205 $— $— $— $— $— $— $(4,619) $25,586 $(4,619)
Investment Securities
Purchased (ARS)
$4,882,607 $— $(4,923,501) $— $— $— $40,894 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
.........
$467,877,388 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
.........
48,085,088 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
All Other
............
9,220,975
d
Liabilities:
All Other
...........
25,586
d
Total
...............
$525,157,865
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
11. Fair Value Measurements
(continued)

Templeton Income Trust
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Templeton Global Bond Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
CER
Reference Stabilization Coefficient
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
USD
United States Dollar

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Templeton Global Bond Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $42,005,156 of foreign taxes paid and $756,819,772 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended December 31, 202 0 .

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Board Approval of Investment
Management Agreements
TEMPLETON INCOME TRUST
Templeton Global Bond Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Performance Customized Peer Group for the Fund also
provided for the Board’s consideration included the Fund
and all retail and institutional global income funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians
and in the first quintile (best) of its Performance Universe and Performance Customized Peer Group. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the medians
and primarily in the fifth quintile (worst) of its Performance
Universe and Performance Customized Peer Group. The
Board discussed this performance with management and
management explained that the relative underperformance
of the Fund, including for longer periods, is largely (though not exclusively) due to the Fund’s underperformance in
2019 and 2020. Management further explained that during
these two years the Fund’s underperformance was due,
in part, to the Fund’s strategies for potential rising interest rates by maintaining low portfolio duration in the US, Europe and, in 2019, Japan. Management also explained that the
Fund’s exposure to Argentina in 2019, to a lesser extent,
contributed to the underperformance. Management further
explained that, in 2020, the Fund’s underweight currency
positions in the Euro and the Australian dollar, as well as
certain currency positions in Latin America, also contributed to the underperformance. The Board, however, noted
that the Fund was in the first or second quintile in terms of total return performance relative to the Fund’s Customized
Peer Group in 6 out of 7 years from 2012 through 2018
and that management has continued to add resources to
the portfolio management team as needed and that the
sources of analysis and input have continued to expand.
Management also explained that the Performance Universe
was comprised of funds that invest in debt securities of
issuers located in at least three countries, excluding the
US, whereas the Performance Customized Peer Group
was comprised of funds that, like the Fund, invest in debt
securities of issuers located in at least three countries, one of which may be the US. Management then discussed
with the Board recent adjustments that have been made
to the Fund’s portfolio positions in light of current market conditions. The Board also noted the Fund’s first (best) and second quintile annualized income return compared to that
of its Performance Universe and Performance Customized
Peer Group for all periods. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by

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Semiannual Report
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
eight other international income funds. The Board noted that the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by a Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

Templeton Income Trust
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

Templeton Income Trust
Shareholder Information

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Semiannual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

406 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International Bond
Fund
A Series of Templeton Income Trust
June 30, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2021, many global
economies improved as coronavirus vaccines were
distributed and people reengaged with the world. However,
inflation surged in many countries in the period's second half, driven by resurgent economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks
in 2020. Many central banks signaled the end of rate-cutting, and some began to move toward policy normalization, but
the U.S. Federal Reserve, the European Central Bank and
the Bank of Japan kept their policy rates unchanged. Rising
yields during 2021's first quarter strained valuations across global fixed income markets, creating headwinds for the
asset class during the six-month period. In this environment, global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -4.75% and
-2.49% in U.S. dollar and local currency terms, respectively.
1
The U.S. dollar broadly appreciated against most foreign
currencies during the period.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Bond Fund’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of June 30,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
2
Contents
Semiannual Report
Templeton International Bond Fund 3
Performance Summary 8
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 26
Notes to Financial Statements 30
Tax Information 45
Shareholder Information 46
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Templeton International Bond Fund
This semi annual report for Templeton International Bond
Fund covers the period ended June 30 , 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
*Includes foreign government and agency securities, money market funds and other net assets less liabilities (including derivatives).
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -3.13% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of -6.00% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Sovereign bond yields rose across much of the world during
the first three months of the six-month period ended June 30,
2021, as vaccine distributions, ongoing stimulus measures
and optimism for improving economic conditions appeared to
fuel reflation expectations across financial markets. In April, sovereign bond yields in much of Asia and the Americas
pulled back from their March peaks, while many areas of
Europe saw yields continue to rise. In June, sovereign bond
yields declined across developed markets but shifted in
varying directions in emerging markets. On the whole, most
countries around the world saw yields rise significantly over the six-month period, despite the general trend of declining yields over the final months of the period.
The yield on the 10-year U.S. Treasury (UST) note finished
the six-month period 55 basis points (bps) higher at 1.47%.
It reached an intra-period peak of 1.74% on March 31, its
highest level since January 2020. In Europe, the yield on the
10-year German Bund finished the six-month period 36 bps
higher at -0.21%. In Asia, the yield on the 10-year Japanese government bond rose three bps to 0.05%. Sovereign bond
yields also notably rose in the U.K., Canada, Australia,
Sweden and Norway. In emerging markets, yields rose in
India, Indonesia, Thailand, Brazil, Mexico, Chile, Colombia
and Peru.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first quarter. U.S.
dollar (USD)-denominated sovereign credit sectors broadly
saw negative returns in January, February and March, before
sharply reversing to generate offsetting positive returns in
April, May and June as yields declined. Conditions were
somewhat different in corporate credit sectors as U.S.
investment-grade credit tiers initially saw negative returns on rate pressures, while high-yield credit tiers performed better, benefiting from greater spread cushioning. Investment-grade
corporate credits returned to positive performance in April,
May and June, modestly outpacing similar positive returns in the high-yield credit tiers.
In currency markets, the USD broadly strengthened against
a number of major developed market and emerging market
currencies in the first quarter, with a few notable exceptions.
Portfolio Composition
6/30/21
% of Total
Net Assets
Foreign Government and Agency Securities 69.8%
Short-Term Investments & Other Net Assets* 30.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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That trend reversed in April and May as the USD broadly
depreciated, before returning to a strengthening pattern
in June. On the whole, the USD finished the six-month
period broadly stronger against most currencies, with
some exceptions. In Asia, the Chinese yuan appreciated
1.08% against the USD in the six-month period, while the
Indonesian rupiah depreciated 3.10%, the Indian rupee
1.76%, the Singapore dollar 1.78%, the South Korean won
3.71% and the Japanese yen 7.05%. In Europe, the euro
depreciated 2.93% against the USD. The Norwegian krone
appreciated 2.60% against the euro, and the Canadian
dollar appreciated 5.71%. The Swedish krona depreciated
0.96% against the euro. In Latin America, the Brazilian real appreciated 4.38% against the USD, while the Mexican peso
depreciated 0.25%, the Colombian peso 8.79% and the
Chilean peso 3.25%.
Vaccine distributions progressively accelerated in many
countries during the period, though supply setbacks affected areas of Europe in March and April. Novel coronavirus
(COVID-19) infection levels peaked in January in the U.S.
and Europe before declining in February and plateauing in
March. Cases continued to trend lower in April, May and
June. Governments continued to struggle with balancing
the needs of their economies with the health of their citizens during much of the first half of the period before higher
vaccination rates and lower case levels enabled many
regions to progressively reopen their economies in the
second quarter.
Business and consumer confidence surveys strengthened
in multiple regions during the period, particularly in the
second quarter, despite some growing concerns over the
proliferation of the COVID-19 delta variant in several parts of the world in June, notably in the U.K. and Australia.
Economic activity continued to broadly expand in many
countries during the second half of the period, largely driven by strength in goods sectors and manufacturing. Historically high savings rates in many countries also fueled resurgent
growth in the spring and summer months. Labor market
conditions generally continued to improve in many countries
during the period, though unemployment broadly remained
above pre-pandemic levels.
Inflation figures surged higher in many countries in April,
May and June, driven by a combination of factors that
included cyclical upswings associated with resurgent
economic activity, supply bottlenecks in certain sectors and base effects off of the pandemic shocks in 2020. Headline
Consumer Price Index (CPI) inflation in the U.S. rose
from 2.6% year-over-year in March to 4.2% in April and
5.0% in May, its highest level since 2008. In Europe, euro
area (EA) inflation rose from 0.9% in February to 1.3% in
March, 1.6% in April and 2.0% in May, before levelling off at
1.9% (estimated) in June; the EA had previously endured
deflationary pressures through the third and fourth quarters of 2020. Areas of non-core Europe, such as Hungary and
Russia, experienced above-target levels of inflation in May
and June. Globally, areas of Latin America, such as Brazil
and Mexico, also experienced above-target inflation during
the period, while inflation levels remained relatively more
contained in areas of Asia, such as China, South Korea,
Indonesia and Thailand.
Pent-up demand outpaced supply recoveries in certain
sectors during the spring and summer months, adding to
pricing pressures. Supply bottlenecks have intermittently
surfaced across a myriad of industries due to accelerating
demand, as well as logistical disruptions and ongoing
uncertainties (economic, health and policy) that make it
difficult to accurately schedule production.
Most central banks around the world signaled during the
middle of the six-month period that they had reached
the end of their rate-cutting cycles, with several banks
beginning to pivot towards plans for policy normalization.
The Bank of Canada began tapering its asset purchases in
April and indicated that interest rates could be raised in the second half of 2022. The Bank of England headed towards
concluding its quantitative easing program by the end of
2021. Norges Bank (Norway) indicated that a rate hike could
arrive in the second half of 2021. Riksbank (Sweden) was
on pace to wind down its asset purchase program in 2021
but intended to keep rates on hold at 0% for the foreseeable future. The Reserve Bank of New Zealand intended to end
its asset purchases by September and begin hiking rates by
mid-2022. Other developed market central banks—including
the U.S. Federal Reserve (Fed), the European Central Bank
(ECB) and the Bank of Japan (BOJ)—had not yet signaled a
normalization schedule as of the end of June.
In emerging markets, several countries faced persistent
inflation pressures that may force a faster tightening
response from their central banks. Notably, Brazil’s central bank hiked rates 75 bps three times during the period
(March, May and June) to 4.25%, and Mexico’s central bank
hiked its policy rate 25 bps in June to 4.25%, its first rate hike since December 2018. Other countries indicated they
may begin pursuing tightening policies in the second half of
2021.
The Fed kept the federal funds target rate unchanged at
0.00%–0.25%, at each of its policy meetings during the
period. In March, the Fed notably upgraded its growth
forecast for 2021 to 6.5% from its prior estimate of 4.2%
in December. The core inflation forecast was upgraded to

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2.2% for 2021, from the prior estimate of 1.8%. However,
Fed Chair Jay Powell cautioned that a full recovery was
still distant and that economic conditions continued to
warrant extraordinary monetary accommodation, citing the
uncertainty related to the course of the pandemic.
In June, the overall policy tone shifted in a hawkish direction as the Fed raised its 2021 growth forecast for the U.S.
economy to 7.0% and increased its inflation forecast to
3.4%. Powell commented that “the economy has clearly
made progress,” and a majority of Fed officials brought
forward their projected expectations for rate hikes. The Fed’s dot plot survey had previously indicated expectations for no hikes until 2024 at the March meeting. In June, 13 of 18 Fed officials indicated expectations for a rate hike by the end of
2023, with 11 indicating expectations for two hikes. Seven
officials indicated expectations for at least one hike by the end of 2022. Powell cautioned that the dot surveys do not
reflect forward guidance from the committee and that any
discussion about raising rates is still “highly premature.”
Powell also indicated in June that discussions of when to
begin tapering its asset purchase program had begun, but
that the timeline is yet to be determined. The Fed continued
to purchase “at least $80 billion per month” in USTs and
“at least $40 billion per month in agency mortgage-backed
securities” during the reporting period. The Fed’s balance
sheet reached US$8.1 trillion at the end of June.
Despite higher U.S. inflation figures during the period, Powell continued to dispel the notion that higher inflation figures in
2021 would necessitate near-term rate hikes, reiterating the
Fed’s view that the figures largely reflect “transitory factors”
that would not affect the course of monetary policy. Core
personal consumption expenditures (PCE) inflation surged to
3.4% year-over-year in May, its highest level since 1992, up from 3.1% in April and 1.9% in March. The Fed continued to
indicate it will let inflation run above 2.0% for periods of time to counterbalance prior periods of prolonged below-target
inflation, implying that the Fed will allow the U.S. economy to run hot in upcoming years. However, Powell directly
addressed Fed credibility concerns, stating that “if we see
inflation moving materially above 2% in a persistent way that risks inflation expectations drifting up, then we will use our tools to guide inflation expectations back down.” As of the
June meeting, the Fed projected core PCE will be 3.0% in
2021, and 2.1% in 2022 and 2023.
The ECB kept monetary policy unchanged at each of
its policy meetings during the period, leaving the main
refinancing operations rate at 0.0%, and the main deposit
facility rate at -0.5%. In March, the ECB announced that it
would accelerate the pace of its bond purchases under the
Pandemic Emergency Purchase Programme (PEPP). In
June, it recommitted to those levels, stating that the pace
and volume of bond purchases under the PEPP would
“continue to be conducted at a significantly higher pace than during the first months of the year.” The PEPP is currently
scheduled to run through March 2022 and has around €700
billion in capacity remaining of its total €1.85 trillion size.
The ECB raised its 2021 growth forecast for the EA to 4.6%
at its June meeting, describing conditions as “balanced”
and removing prior comments that risks were “titled to the
downside.”
The ECB also increased its 2021 inflation forecast for the
EA to 1.9% (harmonized index of consumer prices) from
1.5%. ECB President Christine Lagarde commented in June
that inflation remained distant from the ECB’s target and is expected to diminish in 2022. Lagarde warned that monetary
tightening would jeopardize the economic recovery and the
inflation outlook.
The BOJ kept monetary policy unchanged at each of its
policy meetings during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-year
Japanese government bond at 0.0%. The BOJ published
the results of its monetary framework review in March,
the first of its kind since 2016. The findings indicated a
shift of emphasis from aggressive stimulus towards more
“sustainable” policy. The BOJ said it plans to intervene as
needed during events that require financial market support,
but will shift away from continuous balance sheet expansion
solely to stimulate economic activity. Japan continued to
struggle against deflationary pressures that have persisted
since April 2020. Core inflation (National CPI ex-fresh food)
rose to 0.1% year-over-year in May, from -0.1% in April and
March, -0.4% in February and -0.6% in January.
Investment Strategy
We invest selectively in non-U.S. bonds around the world
based upon our assessment of changing market, political
and economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options. The Fund may also
enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements
(which may include interest rate and credit default swaps).

Templeton International Bond Fund
6
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Semiannual Report
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the six-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation in risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world.
We were actively constructive in a number of regions
throughout the period, particularly in areas of Asia that
appeared to be at the forefront of the global economic
recovery. The Fund was focused on three core themes
during the six-month period: (1) weakness in the euro and
USD, on excessive fiscal and monetary policies in Europe
and the U.S., against currencies in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies that showed medium-term
value against the USD and the euro. We held notable
exposures to the Chinese yuan, the South Korean won, the
Indian rupee and the Indonesian rupiah against the USD.
We added exposure to the Singapore dollar in April and the
New Zealand dollar in June. In Europe, we held exposures in
the Norwegian krone and Swedish krona against the euro. In
the Americas, we held long exposure to the Canadian dollar
against the euro, and long exposures to the Colombian
peso and Brazilian real against the USD. In May, we added
exposure to the Chilean peso against the USD. During the
period, we used currency forwards and currency options to
actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
We saw pockets of value in certain USD-denominated
sovereign credits, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results. Among currencies, the Fund’s net-positive position in the Japanese yen
detracted from absolute performance, as did currency
positions in Latin America and Asia ex-Japan. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures
in select emerging markets. Select duration exposures in
Latin America (Argentina) and Africa (Ghana) contributed to
absolute results.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-
rate strategies. Currency positions had a largely neutral
effect on relative performance. The Fund maintained a
defensive approach regarding interest rates in developed
markets, while holding duration exposures in select
emerging markets. Select underweighted duration
exposures in Europe contributed to relative performance.
Select overweighted duration exposures in Latin America
(Argentina) and Africa (Ghana) also contributed to relative
results. Among currencies, the Fund’s overweighted position
in the Japanese yen during most of the period detracted from relative performance, as did overweighted currency positions in Latin America and Asia ex-Japan. However, the Fund’s
underweighted exposure to the euro contributed to relative
results.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
Geographic Composition
6/30/21
% of Total
Net Assets
Asia 39.6%
Latin America & Caribbean 17.8%
Australia & New Zealand 4.3%
Middle East & Africa 4.3%
Europe 3.8%
Short-Term Investments & Other Net Assets 30.2%

Templeton International Bond Fund
7
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Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2021
Templeton International Bond Fund
8
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -3.13% -6.75%
1-Year -3.57% -7.23%
5-Year +2.36% -0.29%
10-Year +1.36% -0.25%
Advisor
6-Month -3.01% -3.01%
1-Year -3.33% -3.33%
5-Year +3.63% +0.71%
10-Year +4.10% +0.40%
See page for 9 Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary
9
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–6/30/21)
Share Class
Net Investment
Income
A $0.1294
C $0.1111
R $0.1170
R6 $0.1461
Advisor $0.1403
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.25%
Advisor 0.78% 1.00%

Your Fund’s Expenses
Templeton International Bond Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $968.70 $4.79 $1,019.93 $4.92 0.98%
C $1,000 $967.80 $6.78 $1,017.91 $6.95 1.39%
R $1,000 $967.30 $5.95 $1,018.74 $6.11 1.22%
R6 $1,000 $971.70 $3.00 $1,021.76 $3.07 0.61%
Advisor $1,000 $969.90 $3.63 $1,021.11 $3.73 0.74%

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.01 $9.77 $10.14 $10.57 $10.61 $10.07 $10.03
Income from investment
operations
b
:
Net investment income
c
. 0.11 0.20 0.42 0.40 0.42 0.12 0.34
Net realized and
unrealized gains (losses) (0.39) (0.75) (0.23) (0.22) (0.18) 0.44 (0.17)
Total from investment
operations ............. (0.28) (0.55) 0.19 0.18 0.24 0.56 0.17
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.13) (—)
d
(0.56) (0.59) (0.28) — (0.04)
Net realized gains ..... — — — (0.01) — — —
Tax return of capital .... — (0.21) — (0.01) — (0.02) (0.09)
Total distributions ....... (0.13) (0.21) (0.56) (0.61) (0.28) (0.02) (0.13)
Net asset value, end of
period ................ $8.60 $9.01 $9.77 $10.14 $10.57 $10.61 $10.07
Total return
e
........... (3.13)% (5.66)% 1.86% 1.82% 2.25% 5.54% 1.70%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.23% 1.21% 1.20% 1.26% 1.44% 1.58% 1.27%
Expenses net of waiver and
payments by affiliates .... 0.98% 1.00% 1.00% 0.99% 0.99% 1.00% 0.99%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.98%
g
0.99% 0.98% 0.98% 0.99%
g
0.99% 0.99%
g
Net investment income ... 2.50% 2.12% 4.18% 3.93% 3.87% 3.48% 3.28%
Supplemental data
Net assets, end of period
(000’s) ............... $19,870 $22,455 $39,532 $38,856 $71,262 $84,766 $92,981
Portfolio turnover rate .... 39.72% 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.02 $9.78 $10.16 $10.58 $10.62 $10.08 $10.04
Income from investment
operations
b
:
Net investment income
c
. 0.09 0.16 0.39 0.36 0.38 0.11 0.29
Net realized and
unrealized gains (losses) (0.38) (0.75) (0.25) (0.21) (0.18) 0.43 (0.16)
Total from investment
operations ............. (0.29) (0.59) 0.14 0.15 0.20 0.54 0.13
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.11) (—)
d
(0.52) (0.55) (0.24) — (0.03)
Net realized gains ..... — — — (0.01) — — —
Tax return of capital .... — (0.17) — (0.01) — (—)
d
(0.06)
Total distributions ....... (0.11) (0.17) (0.52) (0.57) (0.24) — (0.09)
Net asset value, end of
period ................ $8.62 $9.02 $9.78 $10.16 $10.58 $10.62 $10.08
Total return
e
........... (3.22)% (6.03)% 1.35% 1.52% 1.84% 5.36% 1.30%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.63% 1.61% 1.60% 1.66% 1.84% 1.98% 1.66%
Expenses net of waiver and
payments by affiliates .... 1.39% 1.40% 1.40% 1.39% 1.39% 1.40% 1.38%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.39%
g
1.39% 1.38% 1.38% 1.39%
g
1.39% 1.38%
g
Net investment income ... 2.07% 1.70% 3.78% 3.53% 3.47% 3.08% 2.89%
Supplemental data
Net assets, end of period
(000’s) ............... $2,777 $3,541 $6,694 $8,654 $9,733 $11,563 $11,906
Portfolio turnover rate .... 39.72% 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.01 $9.76 $10.14 $10.56 $10.61 $10.08 $10.03
Income from investment
operations
b
:
Net investment income
c
. 0.10 0.17 0.41 0.39 0.40 0.11 0.30
Net realized and
unrealized gains (losses) (0.39) (0.73) (0.25) (0.22) (0.19) 0.43 (0.15)
Total from investment
operations ............. (0.29) (0.56) 0.16 0.17 0.21 0.54 0.15
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.12) (—)
d
(0.54) (0.57) (0.26) — (0.03)
Net realized gains ..... — — — (0.01) — — —
Tax return of capital .... — (0.19) — (0.01) — (0.01) (0.07)
Total distributions ....... (0.12) (0.19) (0.54) (0.59) (0.26) (0.01) (0.10)
Net asset value, end of
period ................ $8.60 $9.01 $9.76 $10.14 $10.56 $10.61 $10.08
Total return
e
........... (3.27)% (5.83)% 1.52% 1.67% 1.92% 5.44% 1.44%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates and
expense reduction ....... 1.48% 1.46% 1.45% 1.51% 1.69% 1.83% 1.52%
Expenses net of waiver and
payments by affiliates .... 1.22% 1.25% 1.25% 1.24% 1.24% 1.25% 1.24%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 1.22%
g
1.24% 1.23% 1.23% 1.24%
g
1.24% 1.24%
g
Net investment income ... 2.20% 1.82% 3.93% 3.68% 3.62% 3.23% 3.03%
Supplemental data
Net assets, end of period
(000’s) ............... $103 $138 $254 $300 $286 $1,010 $1,005
Portfolio turnover rate .... 39.72% 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2017
a
2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.01 $9.77 $10.15 $10.57 $10.78
Income from investment operations
b
:
Net investment income
c
......................... 0.11 0.19 0.45 0.45 0.18
Net realized and unrealized gains (losses) ........... (0.36) (0.70) (0.23) (0.22) (0.24)
Total from investment operations .................... (0.25) (0.51) 0.22 0.23 (0.06)
Less distributions from:
Net investment income and net foreign currency gains .. (0.15) (—)
d
(0.60) (0.63) (0.15)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ — (0.25) — (0.01) —
Total distributions ............................... (0.15) (0.25) (0.60) (0.65) (0.15)
Net asset value, end of period ...................... $8.61 $9.01 $9.77 $10.15 $10.57
Total return
e
................................... (2.83)% (5.29)% 2.14% 2.28% (0.61)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.81% 0.80% 1.24% 1.09% 0.99%
Expenses net of waiver and payments by affiliates ....... 0.61% 0.61% 0.62% 0.66% 0.68%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.61%
g
0.60% 0.60% 0.65% 0.68%
g
Net investment income ........................... 2.41% 2.14% 4.56% 4.26% 4.39%
Supplemental data
Net assets, end of period (000’s) .................... $999 $47,663 $3,878 $904 $414
Portfolio turnover rate ............................ 39.72% 86.26% 24.26% 43.13% 88.62%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2016
a
Year Ended
August 31,
2016 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.02 $9.78 $10.15 $10.58 $10.62 $10.08 $10.04
Income from investment
operations
b
:
Net investment income
c
. 0.12 0.21 0.45 0.44 0.45 0.13 0.35
Net realized and
unrealized gains (losses) (0.39) (0.73) (0.23) (0.23) (0.18) 0.43 (0.16)
Total from investment
operations ............. (0.27) (0.52) 0.22 0.21 0.27 0.56 0.19
Less distributions from:
Net investment income
and net foreign currency
gains ............... (0.14) (—)
d
(0.59) (0.62) (0.31) — (0.04)
Net realized gains ..... — — — (0.01) — — —
Tax return of capital .... — (0.24) — (0.01) — (0.02) (0.11)
Total distributions ....... (0.14) (0.24) (0.59) (0.64) (0.31) (0.02) (0.15)
Net asset value, end of
period ................ $8.61 $9.02 $9.78 $10.15 $10.58 $10.62 $10.08
Total return
e
........... (3.01)% (5.41)% 2.12% 2.07% 2.51% 5.59% 1.95%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates and
expense reduction ....... 0.98% 0.96% 0.95% 1.01% 1.19% 1.33% 1.02%
Expenses net of waiver and
payments by affiliates .... 0.74% 0.75% 0.75% 0.74% 0.74% 0.75% 0.74%
Expenses net of waiver and
payments by affiliates and
expense reduction ....... 0.74%
g
0.74% 0.73% 0.73% 0.74%
g
0.74% 0.74%
g
Net investment income ... 2.75% 2.30% 4.43% 4.18% 4.12% 3.73% 3.53%
Supplemental data
Net assets, end of period
(000’s) ............... $282,552 $284,611 $393,873 $346,303 $276,074 $249,190 $248,750
Portfolio turnover rate .... 39.72% 86.26% 24.26% 43.13% 88.62% 31.37% 105.96%
a
For the period September 1, 2016 to December 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments (unaudited), June 30, 2021
Templeton International Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 69.8%
Argentina 1.8%
a,b
Argentina BONCER ,
Index Linked, 1%, 8/05/21 ........ 30,548,271 ARS $ 182,323
Index Linked, 1.2%, 3/18/22 ....... 285,652,683 ARS 1,695,192
Index Linked, 1.3%, 9/20/22 ....... 2,556,204 ARS 14,980
Index Linked, 1.4%, 3/25/23 ....... 214,269,156 ARS 1,223,371
Index Linked, 1.5%, 3/25/24 ....... 192,737,078 ARS 1,044,854
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar, FRN, 36.104%, (ARS
BADLAR + 2%), 4/03/22 ......... 5,808,000 ARS 33,281
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 73,832,000 ARS 414,007
16%, 10/17/23 ................. 176,341,700 ARS 641,344
15.5%, 10/17/26 ................ 153,089,000 ARS 363,624
5,612,976
Australia 4.3%
d
Australia Government Bond, Senior
Note, Reg S, 2%, 12/21/21 ........ 17,530,000 AUD 13,268,381
Brazil 1.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 5,490,000 BRL 1,169,512
10%, 1/01/27 .................. 2,370,000 BRL 507,692
10%, 1/01/29 .................. 2,370,000 BRL 509,310
10%, 1/01/31 .................. 3,780,000 BRL 806,337
2,992,851
Colombia 3.9%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 57,000,000 COP 15,560
Senior Bond, 9.85%, 6/28/27 ...... 91,000,000 COP 28,987
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 11,789,100,000 COP 3,247,168
B, 10%, 7/24/24 ................ 10,360,000,000 COP 3,148,841
B, 6.25%, 11/26/25 .............. 4,876,000,000 COP 1,318,543
B, 7.5%, 8/26/26 ............... 9,689,000,000 COP 2,736,582
B, 5.75%, 11/03/27 .............. 3,355,000,000 COP 856,800
B, 7.75%, 9/18/30 .............. 1,840,000,000 COP 511,742
11,864,223
Ghana 4.2%
Ghana Government Bond ,
24.75%, 7/19/21 ................ 280,000 GHS 47,855
18.75%, 1/24/22 ................ 2,960,000 GHS 512,593
17.6%, 11/28/22 ................ 130,000 GHS 22,540
Senior Note, 17.6%, 2/20/23 ...... 5,150,000 GHS 894,204
19%, 9/18/23 .................. 50,000 GHS 8,920
18.85%, 9/28/23 ................ 6,840,000 GHS 1,220,641
19.25%, 11/27/23 ............... 280,000 GHS 50,315
Senior Note, 17.7%, 3/18/24 ...... 23,130,000 GHS 4,019,994
19.75%, 3/25/24 ................ 2,910,000 GHS 527,076
21.7%, 3/17/25 ................ 5,880,000 GHS 1,108,290
19.25%, 6/23/25 ................ 3,560,000 GHS 633,751
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 953,012
19%, 11/02/26 ................. 8,740,000 GHS 1,529,590

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
19.75%, 3/15/32 ................ 8,740,000 GHS $ 1,540,420
13,069,201
India 4.4%
India Government Bond ,
8.2%, 2/15/22 ................. 19,000,000 INR 262,334
8.15%, 6/11/22 ................. 18,000,000 INR 251,195
8.13%, 9/21/22 ................ 51,000,000 INR 718,039
6.84%, 12/19/22 ................ 12,000,000 INR 167,353
7.16%, 5/20/23 ................ 19,100,000 INR 268,662
8.83%, 11/25/23 ................ 156,700,000 INR 2,291,410
7.68%, 12/15/23 ................ 43,400,000 INR 621,803
9.15%, 11/14/24 ................ 82,200,000 INR 1,234,817
Senior Note, 5.22%, 6/15/25 ...... 48,000,000 INR 637,840
8.2%, 9/24/25 ................. 104,400,000 INR 1,531,191
Senior Note , 5.15%, 11/09/25 ...... 202,800,000 INR 2,679,009
7.59%, 1/11/26 ................. 157,000,000 INR 2,253,426
7.27%, 4/08/26 ................ 33,000,000 INR 468,785
13,385,864
Indonesia 10.1%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 268,090,000,000 IDR 19,429,315
FR86, 5.5%, 4/15/26 ............ 164,800,000,000 IDR 11,421,208
30,850,523
Mexico 11.1%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Note, 7.25%, 12/09/21 ... 166,920,000 MXN 8,453,635
M, 6.5%, 6/09/22 ............... 119,018,000 MXN 6,029,498
M, Senior Note, 6.75%, 3/09/23 .... 266,398,000 MXN 13,615,938
M, Senior Bond, 8%, 12/07/23 ..... 113,932,000 MXN 5,993,181
34,092,252
Norway 3.8%
d
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 44,234,000 NOK 5,269,892
144A, Reg S, 3%, 3/14/24 ........ 37,171,000 NOK 4,564,354
144A, Reg S, 1.75%, 3/13/25 ...... 12,526,000 NOK 1,494,601
144A, Reg S, 1.5%, 2/19/26 ....... 2,424,000 NOK 286,927
11,615,774
Singapore 4.4%
Singapore Government Bond ,
3.125%, 9/01/22 ................ 2,600,000 SGD 1,995,895
2.375%, 6/01/25 ................ 14,460,000 SGD 11,435,739
13,431,634
South Korea 20.8%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 23,840,000,000 KRW 20,960,404
Korea Treasury Bond ,
2%, 12/10/21 .................. 3,665,000,000 KRW 3,262,464
0.875%, 12/10/23 ............... 24,791,000,000 KRW 21,674,507

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
1.375%, 9/10/24 ................ 1,485,100,000 KRW $ 1,307,237
1.875%, 6/10/26 ................ 18,495,000,000 KRW 16,440,152
63,644,764
Total Foreign Government and Agency Securities (Cost $234,086,248) ............
213,828,443
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 86.50 JPY, Expires 12/20/21 .. 1 3,229,000 AUD 20,636
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.45 JPY, Expires 2/23/22 .. 1 2,642,000 103,165
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 7,804,000 1,917
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 20.98 MXN, Expires 10/07/21 . 1 4,957,000 52,942
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.65 MXN, Expires 8/20/21 ....... 1 1,220,000 2,603
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
22.26 MXN, Expires 8/02/21 ....... 1 2,421,000 1,202
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 22.36 MXN, Expires 12/28/21 . 1 2,740,000 24,122
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 35,059
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,349,000 65,517
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,257,000 35,059
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 1,734,000 49,375
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 1,735,000 44,081
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 4,390,000 1,520
437,198

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
71.10 JPY, Expires 7/15/21 ....... 1 898,000 AUD $ —
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.00 JPY, Expires 12/20/21 .. 1 6,459,000 AUD 17,299
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 77.45 JPY, Expires 9/14/21 ... 1 2,858,000 AUD 3,572
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
78.50 JPY, Expires 7/15/21 ....... 1 3,592,000 AUD 214
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.55 JPY, Expires 9/14/21 ... 1 5,439,000 AUD 21,758
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.61 JPY, Expires 12/14/21 .. 1 5,715,000 AUD 68,836
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.66 JPY, Expires 9/14/21 ... 1 12,247,000 AUD 110,183
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 11,712,000 367
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 18.76 MXN, Expires 10/27/21 . 1 2,770,000 5,457
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.23 MXN, Expires 8/20/21 ....... 1 915,000 1,847
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.35 MXN, Expires 8/02/21 ....... 1 847,000 1,390
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 1,300,000 5,672
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.58 MXN, Expires 10/07/21 . 1 4,297,000 36,106
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 19.59 MXN, Expires 9/03/21 .. 1 2,510,000 16,672
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,174,000 15,505
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 8,294
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 628,000 8,294
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 1,301,000 13,493

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,173,000 $ 67,782
402,741
Total Options Purchased (Cost $1,959,455) .....................................
839,939
Short Term Investments 27.5%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.4%
Argentina 0.2%
a,b,e
Argentina Letras de la Nacion Argentina
con Ajuste por CER ,
Index Linked, 9/13/21 ............ 18,296,425 ARS 108,344
Index Linked, 2/28/22 ............ 25,843,346 ARS 151,492
Index Linked, 4/18/22 ............ 71,154,215 ARS 415,541
675,377
Brazil 2.2%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 9,510,000 BRL 1,579,788
7/01/24 ...................... 33,200,000 BRL 5,284,563
6,864,351
Japan 4.0%
e
Japan Treasury Bills ,
9/13/21 ...................... 710,400,000 JPY 6,396,442
12/10/21 ..................... 637,600,000 JPY 5,742,643
12,139,085
Mexico 1.0%
e
Mexico Cetes , BI , 1/13/22 ..........
62,063,500 MXN 3,039,121
Total Foreign Government and Agency Securities (Cost $22,300,029) ..............
22,717,934
Industry Shares
Money Market Funds 20.1%
United States 20.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 61,639,248 61,639,248
Total Money Market Funds (Cost $61,639,248) ..................................
61,639,248
a a a a a
Total Short Term Investments (Cost $83,939,277 ) ................................
84,357,182
a a a
a
Total Investments (Cost $319,984,980) 97.6% ...................................
$299,025,564
Options Written (0.3)% .......................................................
(922,346)
Other Assets, less Liabilities 2.7% .............................................
8,197,397
Net Assets 100.0% ...........................................................
$306,300,615
a a a
a

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
a a
Number of
Contracts
Notional
Amount
#
a Value
h
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 81.20 JPY, Expires 12/20/21 .. 1 3,229,000 AUD $ (94,866)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 85.74 JPY, Expires 9/14/21 ... 1 8,165,000 AUD (25,683)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 11,712,000 (163,086)
Foreign Exchange USD/MXN,
Counterparty CITI, September Strike
Price 21.10 MXN, Expires 9/03/21 .. 1 2,510,000 (14,194)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
21.15 MXN, Expires 8/20/21 ....... 1 1,173,000 (4,545)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.61 MXN, Expires 10/07/21 . 1 2,478,000 (7,153)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
23.43 MXN, Expires 8/20/21 ....... 1 1,220,000 (449)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
24.62 MXN, Expires 8/02/21 ....... 1 605,000 (30)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.33 MXN, Expires 12/28/21 . 1 1,760,000 (3,717)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 1,300,000 (81)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 1,301,000 (25)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 1,463,000 (884)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (4,676)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 628,000 (4,676)
(324,065)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 68.40 JPY, Expires 12/20/21 .. 1 3,229,000 AUD (2,155)
Foreign Exchange AUD/JPY,
Counterparty CITI, July Strike Price
75.90 JPY, Expires 7/15/21 ....... 1 3,592,000 AUD (30)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 78.33 JPY, Expires 12/14/21 .. 1 8,581,000 AUD (46,908)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 80.56 JPY, Expires 9/14/21 ... 1 6,124,000 AUD $ (24,593)
Foreign Exchange AUD/JPY,
Counterparty CITI, September Strike
Price 82.09 JPY, Expires 9/14/21 ... 1 2,720,000 AUD (19,704)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 95.85 JPY, Expires 2/23/22 ... 1 2,642,000 (1,814)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 3,909,000 (11)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.05 MXN, Expires 10/07/21 . 1 4,297,000 (12,387)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.32 MXN, Expires 10/07/21 . 1 4,458,000 (22,777)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.71 MXN, Expires 10/27/21 . 1 2,770,000 (32,295)
Foreign Exchange USD/MXN,
Counterparty CITI, August Strike Price
19.86 MXN, Expires 8/20/21 ....... 1 1,829,000 (19,459)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 1,300,000 (63,054)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 1,301,000 (93,014)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,349,000 (125,628)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (67,226)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,257,000 (67,226)
(598,281)
Total Options Written (Premiums received $1,245,948) ...........................
$ (922,346)

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
At June 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 114,890,000 158,142 7/01/21 $ — $ (1,697)
Chilean Peso ...... JPHQ Sell 114,890,000 154,941 7/01/21 — (1,504)
Chilean Peso ...... GSCO Buy 140,760,000 194,152 7/02/21 — (2,480)
Chilean Peso ...... GSCO Sell 140,760,000 191,250 7/02/21 — (422)
Chilean Peso ...... JPHQ Buy 226,290,000 312,012 7/02/21 — (3,875)
Chilean Peso ...... JPHQ Sell 226,290,000 305,170 7/02/21 — (2,967)
Chilean Peso ...... JPHQ Buy 394,960,000 549,873 7/06/21 — (12,117)
Chilean Peso ...... JPHQ Sell 394,960,000 536,266 7/06/21 — (1,490)
Euro ............. JPHQ Sell 4,307,285 559,883,302 JPY 7/06/21 — (67,951)
Japanese Yen ...... JPHQ Sell 566,937,773 4,307,285 EUR 7/06/21 4,444 —
Euro ............. JPHQ Sell 7,443,875 74,475,000 NOK 7/07/21 — (177,762)
Norwegian Krone ... JPHQ Sell 74,475,000 7,311,664 EUR 7/07/21 20,962 —
Mexican Peso ...... CITI Buy 119,730,000 6,037,152 7/08/21 — (35,736)
Mexican Peso ...... CITI Sell 119,730,000 5,577,070 7/08/21 — (424,346)
Australian Dollar .... HSBK Sell 1,739,995 145,037,283 JPY 7/12/21 1,038 —
Indian Rupee ...... HSBK Buy 53,040,300 707,817 7/12/21 4,586 —
Japanese Yen ...... HSBK Sell 148,155,702 1,739,995 AUD 7/12/21 — (29,113)
Australian Dollar .... JPHQ Sell 4,436,726 364,603,922 JPY 7/13/21 13,432 (57,764)
Japanese Yen ...... JPHQ Sell 376,596,985 4,436,726 AUD 7/13/21 — (63,642)
Chinese Yuan ...... CITI Buy 19,192,940 2,941,086 7/14/21 23,678 —
Chilean Peso ...... GSCO Buy 260,850,000 361,223 7/15/21 — (6,151)
Euro ............. DBAB Sell 1,911,470 19,538,000 SEK 7/15/21 16,064 —
South Korean Won .. CITI Buy 1,940,300,000 1,735,976 7/21/21 — (18,944)
Euro ............. CITI Sell 51,283 80,000 CAD 8/03/21 3,668 —
Euro ............. DBAB Sell 5,332,389 8,286,000 CAD 8/03/21 355,285 —
Euro ............. HSBK Sell 856,770 1,334,500 CAD 8/03/21 59,638 —
Chilean Peso ...... GSCO Buy 807,181,557 1,123,630 8/06/21 — (25,539)
Chilean Peso ...... GSCO Buy 140,760,000 191,151 8/09/21 324 —
Australian Dollar .... CITI Sell 336,000 28,380,240 JPY 8/10/21 3,588 —
Japanese Yen ...... CITI Sell 28,481,040 336,000 AUD 8/10/21 — (4,495)
Mexican Peso ...... CITI Sell 37,068,500 1,822,121 8/13/21 — (27,235)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(f).
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 13 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $24,884,155, representing 8.1% of net assets.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... CITI Sell 8,607,000 6,736,527 8/16/21 $ 281,686 $ —
Australian Dollar .... MSCO Buy 1,500,000 1,134,188 8/16/21 — (9,259)
Australian Dollar .... MSCO Sell 2,725,000 2,121,876 8/16/21 78,255 —
Chilean Peso ...... GSCO Buy 459,371,617 650,539 8/16/21 — (25,773)
Euro ............. CITI Sell 760,000 924,392 8/16/21 22,259 —
Chilean Peso ...... GSCO Buy 439,732,455 621,565 8/17/21 — (23,525)
Chilean Peso ...... JPHQ Buy 892,000,000 1,251,478 8/17/21 — (38,350)
Euro ............. HSBK Sell 8,960,904 1,151,306,870 JPY 8/18/21 — (268,863)
Australian Dollar .... CITI Sell 14,066,090 1,166,092,926 JPY 8/23/21 — (47,226)
Japanese Yen ...... CITI Sell 1,191,777,599 14,066,090 AUD 8/23/21 — (184,092)
Mexican Peso ...... CITI Sell 170,044,000 8,047,621 8/23/21 — (425,132)
Euro ............. CITI Sell 2,449,810 314,362,011 JPY 8/24/21 — (77,249)
Euro ............. MSCO Sell 937,963 1,386,400 CAD 8/25/21 4,638 —
Mexican Peso ...... JPHQ Sell 61,493,000 2,900,511 8/31/21 — (160,373)
Chilean Peso ...... GSCO Buy 600,671,157 825,066 9/01/21 — (8,475)
Mexican Peso ...... CITI Sell 68,408,000 3,391,370 9/01/21 — (13,243)
Indian Rupee ...... JPHQ Buy 45,246,500 601,530 9/07/21 1,966 —
Singapore Dollar .... SCNY Buy 17,800,000 13,391,786 9/07/21 — (155,738)
Singapore Dollar .... SCNY Sell 17,800,000 13,383,761 9/07/21 147,713 —
Indian Rupee ...... CITI Buy 43,960,600 584,621 9/08/21 1,648 —
Indian Rupee ...... JPHQ Buy 58,526,500 783,152 9/08/21 — (2,628)
Singapore Dollar .... HSBK Buy 1,617,000 1,216,311 9/08/21 — (13,913)
Singapore Dollar .... HSBK Sell 1,617,000 1,215,378 9/08/21 12,980 —
Indian Rupee ...... CITI Buy 52,990,400 714,976 9/09/21 — (8,375)
Chinese Yuan ...... BOFA Buy 3,535,710 550,455 9/10/21 — (6,580)
Chinese Yuan ...... CITI Buy 42,610,910 6,633,207 9/10/21 — (78,650)
Chinese Yuan ...... BOFA Buy 33,049,780 5,137,538 9/13/21 — (54,836)
Indian Rupee ...... HSBK Buy 53,188,700 720,304 9/13/21 — (11,426)
Chilean Peso ...... GSCO Buy 811,967,057 1,118,882 9/15/21 — (15,530)
Euro ............. DBAB Sell 1,053,299 10,839,500 SEK 9/15/21 16,512 —
Euro ............. DBAB Sell 1,057,244 11,382,500 NOK 9/15/21 67,148 —
Mexican Peso ...... MSCO Sell 76,047,100 3,828,581 9/15/21 51,131 —
Euro ............. DBAB Sell 2,403,033 24,422,505 SEK 9/16/21 1,723 —
New Zealand Dollar . BOFA Buy 1,420,000 1,006,798 9/21/21 — (14,620)
Singapore Dollar .... CITI Buy 3,100,000 2,309,039 9/22/21 — (3,893)
Chilean Peso ...... JPHQ Buy 456,800,000 615,451 9/24/21 5,100 —
Chilean Peso ...... GSCO Buy 118,230,000 161,164 9/29/21 — (577)
Euro ............. CITI Sell 1,389,251 183,924,321 JPY 9/29/21 6,383 —
Chilean Peso ...... JPHQ Buy 735,900,000 1,028,212 9/30/21 — (28,701)
Euro ............. JPHQ Sell 7,374,347 74,475,000 NOK 9/30/21 — (105,849)
Euro ............. JPHQ Sell 4,307,285 567,506,335 JPY 10/01/21 — (5,005)
Euro ............. JPHQ Sell 7,301,156 74,475,000 NOK 10/01/21 — (19,186)
Mexican Peso ...... CITI Sell 59,865,000 2,986,381 10/01/21 19,358 —
Chilean Peso ...... JPHQ Buy 394,960,000 535,546 10/04/21 817 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,126,514 10/15/21 62,222 —
Euro ............. DBAB Sell 1,444,121 14,653,500 SEK 10/18/21 — (2,337)
Euro ............. DBAB Sell 1,443,680 14,653,500 SEK 10/19/21 — (1,832)
Euro ............. CITI Sell 1,550,000 1,860,372 10/21/21 17,753 —
Euro ............. CITI Buy 1,410,000 1,687,103 10/22/21 — (10,873)
Euro ............. CITI Sell 6,330,000 7,650,691 10/22/21 125,490 —
Euro ............. HSBK Sell 3,273,700 412,993,682 JPY 10/25/21 — (169,953)
Euro ............. CITI Sell 3,275,000 3,957,641 10/26/21 63,889 —
Mexican Peso ...... CITI Sell 59,865,000 2,973,624 11/01/21 19,547 —
Euro ............. BOFA Sell 3,170,020 4,951,000 CAD 11/02/21 224,022 —
Euro ............. HSBK Sell 1,199,072 1,871,500 CAD 11/02/21 83,741 —
Indian Rupee ...... CITI Buy 32,885,300 431,736 11/10/21 3,368 —
Australian Dollar .... HSBK Sell 8,612,726 6,662,374 11/17/21 200,585 —

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
See Note  11  regarding other derivative information.
See Abbreviations on page 44 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Sell 727,326 7,405,998 SEK 11/17/21 $ 1,552 $ —
Euro ............. HSBK Sell 760,000 921,713 11/17/21 17,638 —
Australian Dollar .... JPHQ Sell 8,596,000 6,639,834 11/18/21 190,563 —
Euro ............. CITI Sell 760,000 921,033 11/18/21 16,936 —
Chinese Yuan ...... JPHQ Buy 14,438,800 2,213,230 11/22/21 — (3,368)
Euro ............. GSCO Sell 745,929 1,100,600 CAD 11/22/21 374 —
Chinese Yuan ...... JPHQ Buy 16,352,720 2,529,345 12/10/21 — (29,587)
Chinese Yuan ...... JPHQ Buy 28,919,280 4,471,447 12/13/21 — (51,595)
Euro ............. DBAB Sell 3,875,088 39,076,002 SEK 12/13/21 — (37,809)
Mexican Peso ...... BAST Sell 55,890,511 2,772,484 12/14/21 31,296 —
Chinese Yuan ...... HSBK Buy 20,917,510 3,232,550 12/15/21 — (36,072)
Euro ............. DBAB Sell 5,139,724 52,002,696 SEK 12/16/21 — (29,957)
Euro ............. JPHQ Sell 414,220 4,190,000 SEK 12/17/21 — (2,536)
Indian Rupee ...... JPHQ Buy 26,300,000 350,368 12/20/21 — (4,120)
New Zealand Dollar . JPHQ Buy 4,670,000 3,331,396 12/20/21 — (69,943)
New Zealand Dollar . CITI Buy 1,670,000 1,183,446 12/21/21 — (17,151)
New Zealand Dollar . JPHQ Buy 1,670,000 1,180,675 12/21/21 — (14,380)
Chilean Peso ...... GSCO Buy 475,420,000 642,547 12/23/21 2,513 (1,312)
Indian Rupee ...... JPHQ Buy 45,118,800 584,516 1/27/22 6,506 —
Indian Rupee ...... SCNY Buy 180,900,000 2,359,463 3/22/22 — (7,093)
Euro ............. DBAB Sell 1,070,751 10,826,900 SEK 6/15/22 — (10,143)
Euro ............. DBAB Sell 265,293 2,701,400 NOK 6/16/22 — (4,165)
Euro ............. DBAB Sell 1,532,338 15,689,000 NOK 6/20/22 — (14,428)
Euro ............. CITI Sell 1,377,485 14,183,000 NOK 6/21/22 — (3,831)
Total Forward Exchange Contracts ................................................... $2,294,019 $(3,294,782)
Net unrealized appreciation (depreciation) ............................................ $(1,000,763)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Templeton
International
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $258,345,732
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 61,639,248
Value - Unaffiliated issuers .................................................................. $237,386,316
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 61,639,248
Cash .................................................................................... 59,978
Restricted currency, at value (cost $434) (Note 1d) .................................................. 434
Foreign currency, at value (cost $4,769,538) ...................................................... 4,771,033
Receivables:
Capital shares sold ........................................................................ 552,258
Interest ................................................................................. 2,374,686
Deposits with brokers for:
OTC derivative contracts .................................................................. 2,220,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,294,019
Total assets .......................................................................... 311,297,972
Liabilities:
Payables:
Capital shares redeemed ................................................................... 186,279
Management fees ......................................................................... 115,145
Distribution fees .......................................................................... 5,704
Transfer agent fees ........................................................................ 286,758
Deposits from brokers for:
OTC derivative contracts .................................................................. 50,000
Options written, at value (premiums received $1,245,948) ............................................ 922,346
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,294,782
Deferred tax ............................................................................... 47,169
Accrued expenses and other liabilities ........................................................... 89,174
Total liabilities ......................................................................... 4,997,357
Net assets, at value ................................................................. $306,300,615
Net assets consist of:
Paid-in capital ............................................................................. $370,717,094
Total distributable earnings (losses) ............................................................. (64,416,479)
Net assets, at value ................................................................. $306,300,615

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Templeton
International
Bond Fund
Class A:
Net assets, at value ....................................................................... $19,869,549
Shares outstanding ........................................................................ 2,309,250
Net asset value per share
a
.................................................................. $8.60
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.94
Class C:
Net assets, at value ....................................................................... $2,777,402
Shares outstanding ........................................................................ 322,334
Net asset value and maximum offering price per share
a
............................................. $8.62
Class R:
Net assets, at value ....................................................................... $102,870
Shares outstanding ........................................................................ 11,958
Net asset value and maximum offering price per share ............................................. $8.60
Class R6:
Net assets, at value ....................................................................... $999,238
Shares outstanding ........................................................................ 116,094
Net asset value and maximum offering price per share ............................................. $8.61
Advisor Class:
Net assets, at value ....................................................................... $282,551,556
Shares outstanding ........................................................................ 32,805,552
Net asset value and maximum offering price per share ............................................. $8.61
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
International
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $2,049
Interest: (net of foreign taxes of $118,779)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 1,091,029
Paid in cash
a
........................................................................... 4,615,381
Total investment income ................................................................... 5,708,459
Expenses:
Management fees (Note 3 a ) ................................................................... 1,125,932
Distribution fees: (Note 3c )
    Class A ................................................................................ 25,527
    Class C ................................................................................ 10,164
    Class R ................................................................................ 294
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 19,917
    Class C ................................................................................ 3,044
    Class R ................................................................................ 114
    Class R6 ............................................................................... 5,061
    Advisor Class ............................................................................ 272,128
Custodian fees (Note 4 ) ...................................................................... 39,409
Reports to shareholders ...................................................................... 25,067
Registration and filing fees .................................................................... 38,809
Professional fees ........................................................................... 46,604
Trustees' fees and expenses .................................................................. 4,796
Other .................................................................................... 15,317
Total expenses ......................................................................... 1,632,183
Expense reductions (Note 4 ) ............................................................... (2,794)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (384,206)
Net expenses ......................................................................... 1,245,183
Net investment income ................................................................ 4,463,276
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $9,145)
Unaffiliated issuers ...................................................................... (4,938,311)
Written options ........................................................................... (128,674)
Foreign currency transactions ................................................................ 306,772
Forward exchange contracts ................................................................. (12,581,901)
Net realized gain (loss) .................................................................. (17,342,114)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,653,250)
Translation of other assets and liabilities denominated in foreign currencies .............................. (83,190)
Written options ........................................................................... 315,123
Forward exchange contracts ................................................................. 10,803,940
Change in deferred taxes on unrealized appreciation ............................................... 31,770
Net change in unrealized appreciation (depreciation) ............................................ 2,414,393
Net realized and unrealized gain (loss) ............................................................ (14,927,721)
Net increase (decrease) in net assets resulting from operations .......................................... $(10,464,445)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
Templeton International Bond Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,463,276 $8,936,077
Net realized gain (loss) ................................................. (17,342,114) (40,317,273)
Net change in unrealized appreciation (depreciation) ........................... 2,414,393 8,387,387
Net increase (decrease) in net assets resulting from operations ................ (10,464,445) (22,993,809)
Distributions to shareholders:
Class A ............................................................. (303,026) (7,709)
Class C ............................................................. (38,996) (1,269)
Class R ............................................................. (1,521) (55)
Class R6 ............................................................ (470,780) (6,250)
Advisor Class ........................................................ (4,492,741) (115,519)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (584,021)
Class C ............................................................. — (96,112)
Class R ............................................................. — (4,195)
Class R6 ............................................................ — (473,513)
Advisor Class ........................................................ — (8,751,774)
Total distributions to shareholders .......................................... (5,307,064) (10,040,417)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,626,614) (14,984,775)
Class C ............................................................. (616,756) (2,707,500)
Class R ............................................................. (29,514) (96,363)
Class R6 ............................................................ (44,879,485) 44,431,591
Advisor Class ........................................................ 10,816,387 (79,432,266)
Total capital share transactions ............................................ (36,335,982) (52,789,313)
Net increase (decrease) in net assets ................................... (52,107,491) (85,823,539)
Net assets:
Beginning of period ..................................................... 358,408,106 444,231,645
End of period .......................................................... $306,300,615 $358,408,106

Templeton Income Trust
Notes to Financial Statements (unaudited)
Templeton International Bond Fund
30
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds, and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Bond Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Templeton Income Trust
Notes to Financial Statements (unaudited)
31
franklintempleton.com
Semiannual Report
Templeton International Bond Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton International Bond Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
d. Restricted Currency
At June 30, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
33
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(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 237,414 $2,085,010 623,127 $5,709,090
Shares issued in reinvestment of distributions .......... 33,022 288,860 60,786 568,481
Shares redeemed ............................... (453,259) (4,000,484) (2,237,883) (21,262,346)
Net increase (decrease) .......................... (182,823) $(1,626,614) (1,553,970) $(14,984,775)
Class C Shares:
Shares sold ................................... 8,658 $75,477 51,910 $486,685
Shares issued in reinvestment of distributions .......... 4,247 37,209 9,259 86,820
Shares redeemed
a
.............................. (83,045) (729,442) (353,148) (3,281,005)
Net increase (decrease) .......................... (70,140) $(616,756) (291,979) $(2,707,500)
Class R Shares:
Shares sold ................................... 1,305 $11,490 7,870 $73,492
Shares issued in reinvestment of distributions .......... 174 1,521 455 4,250
Shares redeemed ............................... (4,872) (42,525) (18,954) (174,105)
Net increase (decrease) .......................... (3,393) $(29,514) (10,629) $(96,363)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
34
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Templeton International Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 0.682% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 389,525 $3,432,315 5,280,144 $48,122,104
Shares issued in reinvestment of distributions .......... 53,102 466,990 51,999 471,073
Shares redeemed ............................... (5,614,550) (48,778,790) (440,933) (4,161,586)
Net increase (decrease) .......................... (5,171,923) $(44,879,485) 4,891,210 $44,431,591
Advisor Class Shares:
Shares sold ................................... 3,496,495 $30,661,612 10,498,840 $97,278,176
Shares issued in reinvestment of distributions .......... 507,334 4,439,774 867,079 8,090,374
Shares redeemed ............................... (2,754,264) (24,284,999) (20,086,196) (184,800,816)
Net increase (decrease) .......................... 1,249,565 $10,816,387 (8,720,277) $(79,432,266)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
35
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Templeton International Bond Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2021, the Fund paid transfer agent fees of $300,264, of which $59,729 was retained by Investor
Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $276
CDSC retained .............................................................................. $52
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
36
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Templeton International Bond Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2020, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2020, the Fund deferred late-year ordinary losses of $8,234,818.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $110,460,274 $92,287,757 $(141,108,783) $— $— $61,639,248 61,639,248 $2,049
Total Affiliated Securities .... $110,460,274 $92,287,757 $(141,108,783) $— $— $61,639,248 $2,049
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $873,814
Long term ................................................................................ 16,517,393
Total capital loss carryforwards ............................................................... $17,391,207
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
37
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Templeton International Bond Fund
(continued)
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and options.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$98,143,308 and $88,737,759, respectively.
7. Shareholder Concentrations
The Fund has a concentration of a shareholder holding a significant percentage of shares outstanding. Investment activities of the shareholder could have a material impact on the Fund. At June 30, 2021, there was one unaffiliated shareholder holding
76.9% of the Fund's outstanding shares.
8. Credit Risk
At June 30, 2021, the Fund had 10.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
9. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At June 30, 2021, the Fund had 2.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in
Argentina could continue to affect the value of the Fund's holdings.
Cost of investments .......................................................................... $318,020,242
Unrealized appreciation ........................................................................ $22,034,494
Unrealized depreciation ........................................................................ (42,952,282)
Net unrealized appreciation (depreciation) .......................................................... $(20,917,788)
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
38
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Templeton International Bond Fund
(continued)
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2021, the average month end notional amount of options represented $251,777,973. The average month end contract value of forward exchange contracts was $458,549,740.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 839,939
a
Options written, at value $ 922,346
Unrealized appreciation on OTC
forward exchange contracts
2,294,019 Unrealized depreciation on OTC
forward exchange contracts
3,294,782
Total .................... $3,133,958 $4,217,128
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(1,886,029)
a
Investments $514,857
a
Written options (128,674) Written options 315,123
Forward exchange contracts (12,581,901) Forward exchange contracts 10,803,940
Total ....................... $(14,596,604) $11,633,920
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Income Trust
Notes to Financial Statements (unaudited)
39
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Templeton International Bond Fund
(continued)
At June 30, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton International Bond Fund
Derivatives
Forward exchange contracts ............................. $ 2,294,019 $ 3,294,782
Options purchased ..................................... 839,939 —
Options written ........................................ — 922,346
Total ............................................. $3,133,958 $4,217,128
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BAST .................... $31,296 $— $— $— $31,296
BOFA .................... 224,022 (76,036) (147,986) — —
CITI ..................... 1,336,569 (1,336,569) — — —
DBAB ................... 458,284 (100,671) (357,613) — —
GSCO ................... 3,211 (3,211) — — —
HSBK ................... 442,428 (442,428) — — —
JPHQ ................... 243,790 (243,790) — — —
MSCO ................... 246,645 (165,433) — (50,000) 31,212
SCNY ................... 147,713 (147,713) — — —
Total ................... $3,133,958 $(2,515,851) $ (505,599) $(50,000) $62,508
$ 1
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
40
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Templeton International Bond Fund
(continued)
At June 30, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 44
.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BAST .................... $— $— $— $— $—
BOFA .................... 76,036 (76,036) — — —
CITI ..................... 2,146,643 (1,336,569) — (810,074) —
DBAB ................... 100,671 (100,671) — — —
GSCO ................... 109,784 (3,211) — — 106,573
HSBK ................... 529,340 (442,428) — — 86,912
JPHQ ................... 926,390 (243,790) — (682,600) —
MSCO ................... 165,433 (165,433) — — —
SCNY ................... 162,831 (147,713) — — 15,118
Total ................... $4,217,128 $(2,515,851) $— $(1,492,674) $208,603
a
At June 30, 2021 the Fund received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
41
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Templeton International Bond Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 5,612,976 $ 5,612,976
Australia ............................. — 13,268,381 — 13,268,381
Brazil ............................... — 2,992,851 — 2,992,851
Colombia ............................ — 11,864,223 — 11,864,223
Ghana .............................. — 13,069,201 — 13,069,201
India ................................ — 13,385,864 — 13,385,864
Indonesia ............................ — 30,850,523 — 30,850,523
Mexico .............................. — 34,092,252 — 34,092,252
Norway .............................. — 11,615,774 — 11,615,774
Singapore ............................ — 13,431,634 — 13,431,634
South Korea .......................... — 63,644,764 — 63,644,764
Options purchased ....................... — 839,939 — 839,939
Short Term Investments ................... 61,639,248 22,042,557 675,377 84,357,182
Total Investments in Securities ........... $61,639,248 $231,097,963 $6,288,353 $299,025,564
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,294,019 $ — $ 2,294,019
Restricted Currency (ARS) ................. — — 434 434
Total Other Financial Instruments ......... $— $2,294,019 $434 $2,294,453
Receivables:
Interest (ARS) ........................... $— $— $107,288 $107,288
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 922,346 $ — $ 922,346
Forward exchange contracts ................ — 3,294,782 — 3,294,782
Total Other Financial Instruments ......... $— $4,217,128 $— $4,217,128
Payables:
Deferred Tax(ARS) ....................... $— $— $98 $98

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton International Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2021, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government
and Agency
Securities :
Argentina ..... $ 5,206,443 $ 1,274,702 $ (337,849) $ — $ — $ 224,975 $ (89,188) $ (666,107) $ 5,612,976 $ (562,467)
Short Term
Investments ... 385,343 685,599 (288,490) — — 4,388 (27,436) (84,027) 675,377 (78,485)
Total Investments in
Securities ........ $5,591,786 $1,960,301 $(626,339) $— $— $229,363 $(116,624) $(750,134) $6,288,353 $(640,952)
Other Financial Instruments:
Restricted Currency
(ARS) .......
$408 $2,516,199 $(2,494,522) $— $— $— $(21,656) $5 $434 $—
Receivables:
Interest (ARS) ..
$113,485 $1,346,893 $(1,340,726) $— $— $— $(1,865) $(10,499) $107,288 $(4,727)
Liabilities:
Payables:
Deferred Tax (ARS)
$116 $— $— $— $— $— $— $(18) $98 $(18)
Investment Securities
Purchased (ARS)
$59,932 $— $(60,434) $— $— $— $502 $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton International Bond Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been held for 8 years. The change will become effective August 2, 2021.
Further details are disclosed in the Fund’s Prospectus.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton International
Bond Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$5,612,976 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
b
Short Term Investments:
Argentina
...........
675,377 Market comparables Implied foreign
exchange rate
169.8 ARS/USD Decrease
c
All Other
............
107,722
d
Liabilities:
All Other
............
98
d
Total
...............
$6,395,977
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Represents a significant impact to fair value but not net assets.
d
Includes values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)
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Templeton International Bond Fund
(continued)
Abbreviations
Counterparty
BAST
Banco Santander SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
CAD
Canadian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
USD
United States Dollar

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Templeton International Bond Fund
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $531,243 of foreign taxes paid and $8,952,760 of foreign source income earned by the fund, or amounts as finally determined, during the fis cal year ended December 31, 202 0 .

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Board Approval of Investment
Management Agreements
TEMPLETON INCOME TRUST
Templeton International Bond Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Income Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Semiannual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional international income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board further
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median and
in the fifth quintile (worst) of its Performance Universe. The
Board discussed this performance with management and
management explained that during the reporting periods,
management largely positioned the Fund’s strategies for
rising rates by maintaining low portfolio duration in the US,
Europe and, at times, Japan, and aiming at a negative
correlation with US Treasury returns. Management further
explained that the Fund’s underweight position of developed
market duration exposures was a headwind to performance
against peers. Management also explained that the Fund’s
over-weighted currency exposures in Latin America,
exposure to Argentina and underweight positions in the
Australian dollar (and, in 2020, the Euro) were also sources of underperformance. Management further explained that
the Fund is managed, and marketed, as a benchmark-
agnostic strategy and, as such, can be difficult to compare
to other fixed income funds. Management noted, however,
that the Fund’s defensive positioning served to protect the
Fund during recent short-term periods of market stress.
Management discussed with the Board recent adjustments
being made to the Fund’s portfolio positions in light of
current market conditions. The Board noted management’s
continued confidence in the Fund’s portfolio management
team, investment process and long-term prospects for
the Fund, and that management has continued to add
resources to the portfolio management team as needed
and that the sources of analysis and input have continued
to expand. The Board also noted the Fund’s first (best)
and second annualized income return compared to that of
its Performance Universe for each period. Based on the
foregoing, the Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
eight other international income funds. The Board noted that the Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The

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Board concluded that the Management Rate charged to the
Fund is reasonable. In doing so, the Board noted that the
Fund’s actual total expense ratio reflected a fee waiver from management.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review

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Shareholder Information
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Semiannual Report
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a

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50
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Semiannual Report
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

447 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton International Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021